UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

Adaptive Equity Fund
Investor Class (AMVIX)
I Class (AVDIX)
A Class (AVDAX)
R Class (AVDRX)
R6 Class (AVDMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Pfizer, Inc.	3.7%
Exxon Mobil Corp.	3.7%
Walmart, Inc.	3.5%
Microsoft Corp.	2.9%
International Business Machines Corp.	2.6%
AT&T, Inc.	2.6%
Cerner Corp.	2.5%
AbbVie, Inc.	2.5%
Burlington Stores, Inc.	2.4%
Apple, Inc.	2.4%

Top Five Industries	% of net assets
Software	6.8%
Oil, Gas and Consumable Fuels	6.4%
IT Services	5.5%
Pharmaceuticals	4.9%
Internet Software and Services	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,034.90	$5.80	1.15%
I Class	$1,000	$1,036.20	$4.80	0.95%
A Class	$1,000	$1,033.70	$7.06	1.40%
R Class	$1,000	$1,031.90	$8.31	1.65%
R6 Class	$1,000	$1,037.40	$4.04	0.80%
Hypothetical
Investor Class	$1,000	$1,019.09	$5.76	1.15%
I Class	$1,000	$1,020.08	$4.76	0.95%
A Class	$1,000	$1,017.85	$7.00	1.40%
R Class	$1,000	$1,016.61	$8.25	1.65%
R6 Class	$1,000	$1,020.83	$4.01	0.80%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 3.3%
Boeing Co. (The)	3,090	$1,030,701
Curtiss-Wright Corp.	1,506	192,828
Lockheed Martin Corp.	6,819	2,187,808
		3,411,337
Air Freight and Logistics — 1.3%
XPO Logistics, Inc.(1)	14,157	1,375,494
Automobiles — 0.4%
Ford Motor Co.	33,416	375,596
Banks — 1.5%
Associated Banc-Corp.	34,884	922,682
U.S. Bancorp	11,320	571,094
		1,493,776
Beverages — 1.8%
Monster Beverage Corp.(1)	33,498	1,842,390
Biotechnology — 4.4%
AbbVie, Inc.	26,604	2,568,616
Amgen, Inc.	6,636	1,157,849
Gilead Sciences, Inc.	11,648	841,335
		4,567,800
Building Products — 0.4%
Simpson Manufacturing Co., Inc.	6,838	373,902
Capital Markets — 3.2%
Janus Henderson Group plc	22,681	716,493
Lazard Ltd., Class A	1,210	65,848
Moelis & Co., Class A	10,900	586,420
Nasdaq, Inc.	21,558	1,904,003
		3,272,764
Chemicals — 1.2%
Axalta Coating Systems Ltd.(1)	8,111	250,630
International Flavors & Fragrances, Inc.	630	88,994
LyondellBasell Industries NV, Class A	8,140	860,642
WR Grace & Co.	813	55,642
		1,255,908
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	10,212	530,922
Communications Equipment — 2.4%
Cisco Systems, Inc.	6,516	288,594
Palo Alto Networks, Inc.(1)	11,349	2,184,796
		2,473,390
Consumer Finance — 2.9%
American Express Co.	16,780	1,657,025

6

	Shares	Value
Green Dot Corp., Class A(1)	22,242	$1,352,536
		3,009,561
Containers and Packaging — 0.1%
Crown Holdings, Inc.(1)	2,523	125,746
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	5,893	1,141,651
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	82,566	2,699,908
Electric Utilities — 3.0%
American Electric Power Co., Inc.	2,955	206,791
Exelon Corp.	50,832	2,017,014
Great Plains Energy, Inc.	21,475	702,876
Xcel Energy, Inc.	3,001	140,567
		3,067,248
Electronic Equipment, Instruments and Components†
Corning, Inc.	1,851	50,014
Equity Real Estate Investment Trusts (REITs) — 3.7%
CubeSmart	43,998	1,295,301
InfraREIT, Inc.(1)	37,360	796,142
Simon Property Group, Inc.	10,982	1,716,926
		3,808,369
Food and Staples Retailing — 4.2%
Sysco Corp.	11,128	695,945
Walmart, Inc.	40,736	3,603,507
		4,299,452
Food Products — 1.3%
General Mills, Inc.	5,400	236,196
Kellogg Co.	17,609	1,037,170
Post Holdings, Inc.(1)	681	54,187
		1,327,553
Gas Utilities — 0.1%
ONE Gas, Inc.	752	52,429
Health Care Equipment and Supplies — 1.0%
CVS Health Corp.	15,134	1,056,807
Health Care Providers and Services — 2.8%
Anthem, Inc.	7,773	1,834,350
HCA Healthcare, Inc.	3,072	294,113
UnitedHealth Group, Inc.	3,291	777,993
		2,906,456
Health Care Technology — 2.5%
Cerner Corp.(1)	44,524	2,593,523
Hotels, Restaurants and Leisure — 3.3%
Darden Restaurants, Inc.	10,308	957,201
International Game Technology plc	7,988	225,821
Six Flags Entertainment Corp.	34,242	2,165,464
Wynn Resorts Ltd.	286	53,250
		3,401,736

7

	Shares	Value
Insurance — 2.1%
Chubb Ltd.	10,884	$1,476,632
Kemper Corp.	9,988	674,190
		2,150,822
Internet and Direct Marketing Retail — 1.7%
Booking Holdings, Inc.(1)	25	54,450
Expedia Group, Inc.	14,587	1,679,547
		1,733,997
Internet Software and Services — 4.5%
Alphabet, Inc., Class A(1)	1,914	1,949,562
Facebook, Inc., Class A(1)	7,513	1,292,236
GoDaddy, Inc., Class A(1)	9,715	627,200
Twitter, Inc.(1)	26,044	789,394
		4,658,392
IT Services — 5.5%
Black Knight, Inc.(1)	29,169	1,419,072
CoreLogic, Inc.(1)	20,285	1,004,107
International Business Machines Corp.	18,771	2,721,044
Visa, Inc., Class A	4,001	507,647
		5,651,870
Machinery — 0.8%
IDEX Corp.	1,315	175,763
Xylem Inc.	8,365	609,808
		785,571
Media — 1.5%
Comcast Corp., Class A	1,510	47,399
Omnicom Group, Inc.	6,791	500,225
Walt Disney Co. (The)	9,758	979,020
		1,526,644
Metals and Mining — 0.5%
Royal Gold, Inc.	5,983	531,290
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	3,931	314,991
Multiline Retail — 0.7%
Kohl's Corp.	7,674	476,709
Nordstrom, Inc.	5,514	278,788
		755,497
Oil, Gas and Consumable Fuels — 6.4%
Apache Corp.	7,574	310,155
Cabot Oil & Gas Corp.	45,591	1,090,081
Exxon Mobil Corp.	48,928	3,804,152
Marathon Petroleum Corp.	706	52,887
Occidental Petroleum Corp.	9,616	742,932
Williams Partners LP	16,533	601,801
		6,602,008
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	4,220	624,940

8

	Shares	Value
Pharmaceuticals — 4.9%
Merck & Co., Inc.	7,566	$445,410
Pfizer, Inc.	105,229	3,852,434
Phibro Animal Health Corp., Class A	17,037	720,665
		5,018,509
Professional Services — 0.6%
Exponent, Inc.	7,712	666,317
Semiconductors and Semiconductor Equipment — 2.7%
Diodes, Inc.(1)	3,391	96,813
Intel Corp.	37,201	1,920,316
Texas Instruments, Inc.	7,278	738,207
		2,755,336
Software — 6.8%
Fortinet, Inc.(1)	5,285	292,578
Intuit, Inc.	3,273	604,818
Microsoft Corp.	31,843	2,977,957
RealPage, Inc.(1)	42,571	2,277,548
ServiceNow, Inc.(1)	5,358	890,178
		7,043,079
Specialty Retail — 3.7%
Burlington Stores, Inc.(1)	18,217	2,474,779
Home Depot, Inc. (The)	6,785	1,253,868
Lowe's Cos., Inc.	588	48,469
		3,777,116
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	14,854	2,454,772
Western Digital Corp.	559	44,044
		2,498,816
Thrifts and Mortgage Finance — 2.8%
Essent Group Ltd.(1)	42,370	1,396,515
Northwest Bancshares, Inc.	87,249	1,448,334
		2,844,849
Tobacco†
Altria Group, Inc.	828	46,459
Trading Companies and Distributors — 2.2%
Watsco, Inc.	13,704	2,294,324
TOTAL COMMON STOCKS (Cost $88,800,863)		102,794,559
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $138,964), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $136,041)		136,035
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $117,166), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $113,002)		113,000

9

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	496	$496
TOTAL TEMPORARY CASH INVESTMENTS (Cost $249,531)		249,531
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $89,050,394)		103,044,090
OTHER ASSETS AND LIABILITIES†		17,765
TOTAL NET ASSETS — 100.0%		$103,061,855

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $89,050,394)	$103,044,090
Receivable for capital shares sold	17,736
Dividends and interest receivable	97,285
103,159,111

Liabilities
Payable for capital shares redeemed	450
Accrued management fees	96,762
Distribution and service fees payable	44
97,256

Net Assets	$103,061,855

Net Assets Consist of:
Capital (par value and paid-in surplus)	$79,360,911
Undistributed net investment income	368,996
Undistributed net realized gain	9,338,252
Net unrealized appreciation	13,993,696
$103,061,855

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$98,120,305	8,369,529	$11.72
I Class, $0.01 Par Value	$4,601,911	383,215	$12.01
A Class, $0.01 Par Value	$30,894	2,613	$11.82*
R Class, $0.01 Par Value	$97,093	8,232	$11.79
R6 Class, $0.01 Par Value	$211,652	17,423	$12.15
*Maximum offering price $12.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,077,213
Interest	1,711
1,078,924

Expenses:
Management fees	649,688
Distribution and service fees:
A Class	38
R Class	193
Directors' fees and expenses	935
Other expenses	157
651,011
Fees waived(1)	(52,368)
598,643

Net investment income (loss)	480,281

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	9,548,546
Change in net unrealized appreciation (depreciation) on investments	(6,351,363)

Net realized and unrealized gain (loss)	3,197,183

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,677,464

(1)	Amount consists of $49,945, $2,251, $15, $39 and $118 for Investor Class, I Class, A Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$480,281	$588,498
Net realized gain (loss)	9,548,546	7,992,249
Change in net unrealized appreciation (depreciation)	(6,351,363)	13,158,736
Net increase (decrease) in net assets resulting from operations	3,677,464	21,739,483

Distributions to Shareholders
From net investment income:
Investor Class	(356,643)	(897,365)
I Class	(25,225)	(33,360)
A Class	(30)	(15)
R Class	—	(10)
R6 Class	(1,290)	(28)
From net realized gains:
Investor Class	(6,582,544)	—
I Class	(295,664)	—
A Class	(1,993)	—
R Class	(4,512)	—
R6 Class	(11,867)	—
Decrease in net assets from distributions	(7,279,768)	(930,778)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,219,878	(7,982,654)

Redemption Fees
Increase in net assets from redemption fees	—	1,332

Net increase (decrease) in net assets	(382,426)	12,827,383

Net Assets
Beginning of period	103,444,281	90,616,898
End of period	$103,061,855	$103,444,281

Undistributed net investment income	$368,996	$271,903

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive Equity Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, R Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. Sale of the A Class, R Class and R6 Class commenced on December 1, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2018, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2018 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.000% to 1.250%	1.25%	1.15%
I Class	0.800% to 1.050%	1.05%	0.95%
A Class	1.000% to 1.250%	1.25%	1.15%
R Class	1.000% to 1.250%	1.25%	1.15%
R6 Class	0.650% to 0.900%	0.90%	0.80%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,133,046 and $25,725, respectively. The effect of interfund transactions on the Statement of Operations was $11,947 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $58,267,314 and $61,109,702, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		140,000,000
Sold	192,580	$2,318,227	423,033	$4,625,253
Issued in reinvestment of distributions	569,321	6,717,983	82,377	870,726
Redeemed	(505,704)	(6,066,510)	(1,345,235)	(14,879,140)
	256,197	2,969,700	(839,825)	(9,383,161)
I Class/Shares Authorized	70,000,000		70,000,000
Sold	17,846	213,861	119,781	1,416,036
Issued in reinvestment of distributions	5,458	65,937	3,089	33,360
Redeemed	(7,336)	(91,180)	(27,307)	(304,458)
	15,968	188,618	95,563	1,144,938
A Class/Shares Authorized	40,000,000		40,000,000
Sold	—	—	2,442	25,000
Issued in reinvestment of distributions	170	2,023	1	15
	170	2,023	2,443	25,015
R Class/Shares Authorized	40,000,000		40,000,000
Sold	2,972	35,632	4,992	53,749
Issued in reinvestment of distributions	379	4,512	1	10
Redeemed	(111)	(1,334)	(1)	(15)
	3,240	38,810	4,992	53,744
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	7,702	95,455	26,971	304,642
Issued in reinvestment of distributions	1,078	13,157	3	28
Redeemed	(7,297)	(87,885)	(11,034)	(127,860)
	1,483	20,727	15,940	176,810
Net increase (decrease)	277,058	$3,219,878	(720,887)	$(7,982,654)

(1)	December 1, 2016 (commencement of sale) through October 31, 2017 for the A Class, R Class and R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$102,794,559	—	—
Temporary Cash Investments	496	$249,035	—
	$102,795,055	$249,035	—

7. Risk Factors

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$89,254,607
Gross tax appreciation of investments	$16,273,312
Gross tax depreciation of investments	(2,483,829)
Net tax appreciation (depreciation) of investments	$13,789,483

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$12.15	0.05	0.38	0.43	(0.04)	(0.82)	(0.86)	$11.72	3.49%	1.15%(4)	1.25%(4)	0.91%(4)	0.81%(4)	56%	$98,120
2017	$9.82	0.07	2.36	2.43	(0.10)	—	(0.10)	$12.15	24.92%	1.16%	1.26%	0.58%	0.48%	85%	$98,585
2016	$10.74	0.10	0.08	0.18	(0.12)	(0.98)	(1.10)	$9.82	2.20%	1.23%	1.25%	1.04%	1.02%	116%	$87,888
2015	$10.15	0.06	0.59	0.65	(0.06)	—	(0.06)	$10.74	6.40%	1.26%	1.26%	0.54%	0.54%	185%	$99,141
2014	$9.08	0.06	1.11	1.17	(0.10)	—	(0.10)	$10.15	12.96%	1.25%	1.25%	0.59%	0.59%	184%	$91,093
2013	$6.90	0.06	2.25	2.31	(0.13)	—	(0.13)	$9.08	34.11%	1.25%	1.25%	0.80%	0.80%	158%	$88,256
I Class
2018(3)	$12.44	0.07	0.39	0.46	(0.07)	(0.82)	(0.89)	$12.01	3.62%	0.95%(4)	1.05%(4)	1.11%(4)	1.01%(4)	56%	$4,602
2017	$10.05	0.09	2.42	2.51	(0.12)	—	(0.12)	$12.44	25.19%	0.96%	1.06%	0.78%	0.68%	85%	$4,568
2016	$10.96	0.12	0.09	0.21	(0.14)	(0.98)	(1.12)	$10.05	2.47%	1.03%	1.05%	1.24%	1.22%	116%	$2,729
2015	$10.36	0.08	0.60	0.68	(0.08)	—	(0.08)	$10.96	6.58%	1.06%	1.06%	0.74%	0.74%	185%	$2,665
2014	$9.27	0.09	1.11	1.20	(0.11)	—	(0.11)	$10.36	13.13%	1.05%	1.05%	0.79%	0.79%	184%	$2,501
2013	$7.03	0.07	2.31	2.38	(0.14)	—	(0.14)	$9.27	34.41%	1.05%	1.05%	1.00%	1.00%	158%	$317

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$12.23	0.04	0.38	0.42	(0.01)	(0.82)	(0.83)	$11.82	3.37%	1.40%(4)	1.50%(4)	0.66%(4)	0.56%(4)	56%	$31
2017(5)	$10.24	0.03	1.97	2.00	(0.01)	—	(0.01)	$12.23	19.50%	1.41%(4)	1.51%(4)	0.26%(4)	0.16%(4)	85%(6)	$30
R Class
2018(3)	$12.21	0.02	0.38	0.40	—	(0.82)	(0.82)	$11.79	3.19%	1.65%(4)	1.75%(4)	0.41%(4)	0.31%(4)	56%	$97
2017(5)	$10.24	—(7)	1.97	1.97	—(7)	—	—(7)	$12.21	19.28%	1.66%(4)	1.76%(4)	(0.01)%(4)	(0.11)%(4)	85%(6)	$61
R6 Class
2018(3)	$12.58	0.08	0.40	0.48	(0.09)	(0.82)	(0.91)	$12.15	3.74%	0.80%(4)	0.90%(4)	1.26%(4)	1.16%(4)	56%	$212
2017(5)	$10.48	0.09	2.02	2.11	(0.01)	—	(0.01)	$12.58	20.17%	0.81%(4)	0.91%(4)	0.82%(4)	0.72%(4)	85%(6)	$201

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	December 1, 2016 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92364 1806

Semiannual Report

April 30, 2018

All Cap Growth Fund
Investor Class (TWGTX)
I Class (ACAJX)
A Class (ACAQX)
C Class (ACAHX)
R Class (ACAWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.8%
Microsoft Corp.	4.8%
Facebook, Inc., Class A	4.1%
Apple, Inc.	4.1%
MasterCard, Inc., Class A	3.7%
Home Depot, Inc. (The)	2.2%
Broadcom, Inc.	2.1%
Boeing Co. (The)	1.8%
Teleflex, Inc.	1.6%

Top Five Industries	% of net assets
Internet Software and Services	12.5%
Software	10.8%
Internet and Direct Marketing Retail	8.3%
IT Services	5.6%
Specialty Retail	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.90	$5.10	1.00%
I Class	$1,000	$1,057.20	$4.08	0.80%
A Class	$1,000	$1,054.80	$6.37	1.25%
C Class	$1,000	$1,051.00	$10.17	2.00%
R Class	$1,000	$1,053.40	$7.64	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.9%
Boeing Co. (The)	59,259	$19,766,432
L3 Technologies, Inc.	44,382	8,693,546
Lockheed Martin Corp.	11,851	3,802,275
		32,262,253
Air Freight and Logistics — 2.4%
FedEx Corp.	69,368	17,147,769
XPO Logistics, Inc.(1)	99,854	9,701,815
		26,849,584
Airlines — 0.6%
American Airlines Group, Inc.	77,857	3,342,401
Delta Air Lines, Inc.	69,515	3,630,073
		6,972,474
Automobiles — 0.4%
Tesla, Inc.(1)	16,127	4,739,725
Banks — 1.8%
Bank of America Corp.	14,626	437,610
BankUnited, Inc.	58,502	2,317,264
SVB Financial Group(1)	38,050	11,400,161
Zions Bancorporation	110,160	6,031,260
		20,186,295
Beverages — 1.6%
Constellation Brands, Inc., Class A	29,376	6,848,427
Monster Beverage Corp.(1)	194,832	10,715,760
		17,564,187
Biotechnology — 3.8%
AbbVie, Inc.	148,315	14,319,813
Acceleron Pharma, Inc.(1)	81,645	2,850,227
Alexion Pharmaceuticals, Inc.(1)	69,837	8,214,926
BioMarin Pharmaceutical, Inc.(1)	56,198	4,693,095
Celgene Corp.(1)	3,624	315,651
Exelixis, Inc.(1)	88,644	1,845,568
Gilead Sciences, Inc.	13,248	956,903
Neurocrine Biosciences, Inc.(1)	15,687	1,271,902
Regeneron Pharmaceuticals, Inc.(1)	3,794	1,152,162
Vertex Pharmaceuticals, Inc.(1)	44,321	6,788,204
		42,408,451
Capital Markets — 2.8%
Cboe Global Markets, Inc.	54,232	5,790,893
Charles Schwab Corp. (The)	199,247	11,094,073
S&P Global, Inc.	40,484	7,635,282
SEI Investments Co.	115,215	7,285,045
		31,805,293
Chemicals — 0.5%
LyondellBasell Industries NV, Class A	18,686	1,975,671

6

	Shares	Value
Valvoline, Inc.	165,280	$3,351,878
		5,327,549
Communications Equipment — 1.1%
Palo Alto Networks, Inc.(1)	64,469	12,410,927
Consumer Finance — 0.3%
Discover Financial Services	50,675	3,610,594
Containers and Packaging — 0.4%
Ball Corp.	122,140	4,896,593
Electrical Equipment — 0.6%
AMETEK, Inc.	98,525	6,877,045
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	47,982	3,420,637
Dolby Laboratories, Inc., Class A	171,030	10,231,015
National Instruments Corp.	140,505	5,745,249
		19,396,901
Energy Equipment and Services — 0.6%
Halliburton Co.	129,727	6,874,234
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	101,113	10,199,268
SBA Communications Corp.(1)	65,443	10,485,932
		20,685,200
Food and Staples Retailing — 0.4%
Walgreens Boots Alliance, Inc.	29,138	1,936,220
Walmart, Inc.	29,197	2,582,767
		4,518,987
Food Products — 0.9%
Mondelez International, Inc., Class A	261,664	10,335,728
Health Care Equipment and Supplies — 4.9%
ABIOMED, Inc.(1)	6,996	2,105,446
Align Technology, Inc.(1)	22,850	5,709,073
Baxter International, Inc.	171,305	11,905,697
Boston Scientific Corp.(1)	48,194	1,384,132
Edwards Lifesciences Corp.(1)	28,456	3,624,156
Hill-Rom Holdings, Inc.	36,826	3,160,776
IDEXX Laboratories, Inc.(1)	5,429	1,055,886
Intuitive Surgical, Inc.(1)	15,840	6,981,955
Penumbra, Inc.(1)	7,845	975,526
Teleflex, Inc.	67,780	18,156,906
		55,059,553
Health Care Providers and Services — 3.8%
Amedisys, Inc.(1)	245,205	16,205,599
Humana, Inc.	53,159	15,638,315
Quest Diagnostics, Inc.	14,734	1,491,081
Tivity Health, Inc.(1)	67,437	2,424,360
WellCare Health Plans, Inc.(1)	33,809	6,936,254
		42,695,609
Health Care Technology — 0.4%
Cerner Corp.(1)	69,745	4,062,646
Hotels, Restaurants and Leisure — 2.6%
Darden Restaurants, Inc.	49,088	4,558,312
Las Vegas Sands Corp.	97,867	7,176,587

7

	Shares	Value
McDonald's Corp.	18,508	$3,098,980
MGM Resorts International	175,742	5,521,814
Royal Caribbean Cruises Ltd.	24,870	2,690,685
Starbucks Corp.	115,839	6,668,851
		29,715,229
Household Products — 1.1%
Church & Dwight Co., Inc.	112,724	5,207,849
Procter & Gamble Co. (The)	94,207	6,814,934
		12,022,783
Internet and Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	52,593	82,367,475
Booking Holdings, Inc.(1)	2,234	4,865,652
Netflix, Inc.(1)	18,001	5,624,593
		92,857,720
Internet Software and Services — 12.5%
Alibaba Group Holding Ltd. ADR(1)	52,413	9,357,817
Alphabet, Inc., Class A(1)	75,495	76,897,697
Facebook, Inc., Class A(1)	270,057	46,449,804
LogMeIn, Inc.	50,560	5,571,712
Twitter, Inc.(1)	63,484	1,924,200
		140,201,230
IT Services — 5.6%
DXC Technology Co.	22,031	2,270,515
Fiserv, Inc.(1)	11,042	782,436
MasterCard, Inc., Class A	232,611	41,467,563
PayPal Holdings, Inc.(1)	14,560	1,086,321
Visa, Inc., Class A	139,893	17,749,624
		63,356,459
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	30,653	2,015,128
Bio-Techne Corp.	36,408	5,494,331
Illumina, Inc.(1)	27,578	6,644,368
Waters Corp.(1)	10,588	1,994,885
		16,148,712
Machinery — 3.1%
Evoqua Water Technologies Corp.(1)	320,362	6,544,996
Ingersoll-Rand plc	57,885	4,855,973
John Bean Technologies Corp.	10,825	1,166,394
Kennametal, Inc.	138,174	5,036,442
Middleby Corp. (The)(1)	82,328	10,360,155
Parker-Hannifin Corp.	9,248	1,522,406
WABCO Holdings, Inc.(1)	45,619	5,884,395
		35,370,761
Media — 1.0%
Comcast Corp., Class A	286,576	8,995,620
Liberty Media Corp-Liberty Formula One, Class C(1)	68,986	2,036,467
		11,032,087
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	84,010	8,055,719
Target Corp.	54,556	3,960,766
		12,016,485

8

	Shares	Value
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.(1)	32,170	$5,057,446
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	2,993	443,233
Pharmaceuticals — 1.6%
Jazz Pharmaceuticals plc(1)	10,182	1,548,071
Zoetis, Inc.	191,002	15,944,847
		17,492,918
Road and Rail — 1.2%
Canadian Pacific Railway Ltd.	33,041	6,028,000
Norfolk Southern Corp.	44,616	6,401,058
Union Pacific Corp.	8,759	1,170,465
		13,599,523
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	145,557	7,229,816
ASML Holding NV	19,362	3,659,562
Broadcom, Inc.	105,373	24,174,674
KLA-Tencor Corp.	67,120	6,828,789
Maxim Integrated Products, Inc.	23,850	1,299,825
		43,192,666
Software — 10.8%
Adobe Systems, Inc.(1)	76,808	17,020,653
Electronic Arts, Inc.(1)	122,418	14,442,876
Microsoft Corp.	577,930	54,048,014
Oracle Corp. (New York)	179,962	8,218,864
salesforce.com, Inc.(1)	137,711	16,661,654
Splunk, Inc.(1)	56,769	5,827,338
Symantec Corp.	139,955	3,889,349
Take-Two Interactive Software, Inc.(1)	17,182	1,713,217
		121,821,965
Specialty Retail — 4.9%
Burlington Stores, Inc.(1)	73,605	9,999,239
Home Depot, Inc. (The)	132,159	24,422,983
Lowe's Cos., Inc.	174,522	14,385,849
O'Reilly Automotive, Inc.(1)	21,658	5,545,964
TJX Cos., Inc. (The)	8,778	744,813
		55,098,848
Technology Hardware, Storage and Peripherals — 4.1%
Apple, Inc.	276,378	45,674,228
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., Class B	101,371	6,932,762
Tapestry, Inc.	38,136	2,050,573
		8,983,335
Tobacco — 1.2%
Philip Morris International, Inc.	164,216	13,465,712
TOTAL COMMON STOCKS (Cost $683,091,522)		1,117,091,168
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $4,144,840), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $4,057,648)		4,057,483

9

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $3,452,249), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $3,382,070)		$3,382,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,209	3,209
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,442,692)		7,442,692
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $690,534,214)		1,124,533,860
OTHER ASSETS AND LIABILITIES†		(39,620)
TOTAL NET ASSETS — 100.0%		$1,124,494,240

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	198,512	USD	154,964	Morgan Stanley	6/29/18	$(139)
USD	184,641	CAD	237,559	Morgan Stanley	6/29/18	(638)
USD	5,320,562	CAD	6,857,358	Morgan Stanley	6/29/18	(27,682)
EUR	12,330	USD	15,353	UBS AG	6/29/18	(397)
EUR	15,175	USD	19,033	UBS AG	6/29/18	(626)
USD	281,285	EUR	231,672	UBS AG	6/29/18	283
USD	584,997	EUR	470,574	UBS AG	6/29/18	14,224
USD	486,987	EUR	393,328	UBS AG	6/29/18	9,909
USD	32,131	EUR	26,031	UBS AG	6/29/18	558
USD	412,940	EUR	333,124	UBS AG	6/29/18	8,885
USD	840,977	EUR	678,139	UBS AG	6/29/18	18,443
USD	454,351	EUR	365,228	UBS AG	6/29/18	11,356
USD	375,775	EUR	304,469	UBS AG	6/29/18	6,477
						$40,653

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $690,534,214)	$1,124,533,860
Foreign currency holdings, at value (cost of $12,304)	12,304
Receivable for investments sold	8,857,752
Receivable for capital shares sold	127,701
Unrealized appreciation on forward foreign currency exchange contracts	70,135
Dividends and interest receivable	454,408
1,134,056,160

Liabilities
Payable for investments purchased	7,934,955
Payable for capital shares redeemed	656,851
Unrealized depreciation on forward foreign currency exchange contracts	29,482
Accrued management fees	928,384
Distribution and service fees payable	12,248
9,561,920

Net Assets	$1,124,494,240

Net Assets Consist of:
Capital (par value and paid-in surplus)	$667,244,479
Accumulated net investment loss	(1,436,316)
Undistributed net realized gain	24,646,233
Net unrealized appreciation	434,039,844
$1,124,494,240

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,091,611,421	32,466,652	$33.62
I Class, $0.01 Par Value	$2,046,009	59,838	$34.19
A Class, $0.01 Par Value	$11,226,495	341,247	$32.90*
C Class, $0.01 Par Value	$4,334,017	140,777	$30.79
R Class, $0.01 Par Value	$15,276,298	474,687	$32.18
*Maximum offering price $34.91 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,837)	$5,479,216
Interest	26,261
5,505,477

Expenses:
Management fees	5,698,667
Distribution and service fees:
A Class	13,607
C Class	22,408
R Class	38,520
Directors' fees and expenses	10,088
5,783,290

Net investment income (loss)	(277,813)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,151,067
Forward foreign currency exchange contract transactions	85,573
Foreign currency translation transactions	(5,320)
25,231,320

Change in net unrealized appreciation (depreciation) on:
Investments	37,880,685
Forward foreign currency exchange contracts	(396,643)
Translation of assets and liabilities in foreign currencies	(455)
37,483,587

Net realized and unrealized gain (loss)	62,714,907

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,437,094

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$(277,813)	$(364,567)
Net realized gain (loss)	25,231,320	87,438,049
Change in net unrealized appreciation (depreciation)	37,483,587	126,570,224
Net increase (decrease) in net assets resulting from operations	62,437,094	213,643,706

Distributions to Shareholders
From net realized gains:
Investor Class	(86,141,596)	(76,992,389)
I Class	(157,527)	(24,235)
A Class	(841,233)	(892,906)
C Class	(384,114)	(367,332)
R Class	(1,261,456)	(1,122,342)
Decrease in net assets from distributions	(88,785,926)	(79,399,204)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	37,276,560	(21,459,622)

Net increase (decrease) in net assets	10,927,728	112,784,880

Net Assets
Beginning of period	1,113,566,512	1,000,781,632
End of period	$1,124,494,240	$1,113,566,512

Accumulated net investment loss	$(1,436,316)	$(1,158,503)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. All Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

14

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class
1.000%	0.800%	1.000%	1.000%	1.000%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,038,499 and $2,368,612, respectively. The effect of interfund transactions on the Statement of Operations was $153,129 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $248,524,925 and $303,078,685, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	275,000,000		275,000,000
Sold	498,416	$17,102,462	1,210,817	$38,104,988
Issued in reinvestment of distributions	2,543,226	84,155,360	2,577,725	75,140,689
Redeemed	(1,922,064)	(65,891,447)	(4,234,620)	(133,767,212)
	1,119,578	35,366,375	(446,078)	(20,521,535)
I Class/Shares Authorized	20,000,000		20,000,000
Sold	15,268	534,714	50,801	1,694,156
Issued in reinvestment of distributions	4,684	157,527	821	24,235
Redeemed	(16,196)	(562,877)	(5,816)	(190,795)
	3,756	129,364	45,806	1,527,596
A Class/Shares Authorized	20,000,000		20,000,000
Sold	42,288	1,423,162	119,170	3,718,038
Issued in reinvestment of distributions	25,613	830,104	30,812	883,069
Redeemed	(27,440)	(923,981)	(206,118)	(6,452,655)
	40,461	1,329,285	(56,136)	(1,851,548)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	5,524	175,831	31,689	924,752
Issued in reinvestment of distributions	12,631	384,114	13,485	367,332
Redeemed	(16,921)	(536,117)	(56,018)	(1,659,903)
	1,234	23,828	(10,844)	(367,819)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	53,525	1,754,218	80,291	2,431,503
Issued in reinvestment of distributions	39,756	1,261,456	39,828	1,122,342
Redeemed	(78,301)	(2,587,966)	(126,203)	(3,800,161)
	14,980	427,708	(6,084)	(246,316)
Net increase (decrease)	1,180,009	$37,276,560	(473,336)	$(21,459,622)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,113,431,606	$3,659,562	—
Temporary Cash Investments	3,209	7,439,483	—
	$1,113,434,815	$11,099,045	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$70,135	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$29,482	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,882,677.

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $70,135 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $29,482 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $85,573 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(396,643) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$691,257,894
Gross tax appreciation of investments	$445,160,893
Gross tax depreciation of investments	(11,884,927)
Net tax appreciation (depreciation) of investments	$433,275,966

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

As of October 31, 2017, the fund had late-year ordinary loss deferrals of $(721,207), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$34.51	(0.01)	1.90	1.89	—	(2.78)	(2.78)	$33.62	5.59%	1.00%(4)	(0.03)%(4)	22%	$1,091,611
2017	$30.56	(0.01)	6.41	6.40	—	(2.45)	(2.45)	$34.51	22.43%	1.01%	(0.03)%	44%	$1,081,686
2016	$32.53	(0.03)	0.08	0.05	—	(2.02)	(2.02)	$30.56	0.24%	1.00%	(0.09)%	49%	$971,588
2015	$34.71	(0.05)	2.71	2.66	—	(4.84)	(4.84)	$32.53	9.40%	1.00%	(0.15)%	43%	$1,082,419
2014	$35.63	(0.06)	3.64	3.58	—	(4.50)	(4.50)	$34.71	11.50%	1.00%	(0.18)%	56%	$1,079,950
2013	$30.44	0.12	7.22	7.34	(0.10)	(2.05)	(2.15)	$35.63	25.72%	1.00%	0.38%	60%	$1,081,599
I Class
2018(3)	$35.01	0.03	1.93	1.96	—	(2.78)	(2.78)	$34.19	5.72%	0.80%(4)	0.17%(4)	22%	$2,046
2017	$30.92	0.02	6.52	6.54	—	(2.45)	(2.45)	$35.01	22.64%	0.81%	0.17%	44%	$1,964
2016	$32.83	0.03	0.08	0.11	—	(2.02)	(2.02)	$30.92	0.46%	0.80%	0.11%	49%	$318
2015	$34.92	0.01	2.74	2.75	—	(4.84)	(4.84)	$32.83	9.60%	0.80%	0.05%	43%	$280
2014	$35.76	—(5)	3.66	3.66	—	(4.50)	(4.50)	$34.92	11.71%	0.80%	0.02%	56%	$191
2013	$30.50	0.16	7.26	7.42	(0.11)	(2.05)	(2.16)	$35.76	25.98%	0.80%	0.58%	60%	$110

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$33.86	(0.05)	1.87	1.82	—	(2.78)	(2.78)	$32.90	5.48%	1.25%(4)	(0.28)%(4)	22%	$11,226
2017	$30.10	(0.09)	6.30	6.21	—	(2.45)	(2.45)	$33.86	22.12%	1.26%	(0.28)%	44%	$10,185
2016	$32.15	(0.10)	0.07	(0.03)	—	(2.02)	(2.02)	$30.10	(0.02)%	1.25%	(0.34)%	49%	$10,743
2015	$34.44	(0.13)	2.68	2.55	—	(4.84)	(4.84)	$32.15	9.12%	1.25%	(0.40)%	43%	$10,657
2014	$35.47	(0.14)	3.61	3.47	—	(4.50)	(4.50)	$34.44	11.22%	1.25%	(0.43)%	56%	$8,837
2013	$30.36	0.04	7.19	7.23	(0.07)	(2.05)	(2.12)	$35.47	25.42%	1.25%	0.13%	60%	$8,517
C Class
2018(3)	$31.97	(0.16)	1.76	1.60	—	(2.78)	(2.78)	$30.79	5.10%	2.00%(4)	(1.03)%(4)	22%	$4,334
2017	$28.75	(0.30)	5.97	5.67	—	(2.45)	(2.45)	$31.97	21.21%	2.01%	(1.03)%	44%	$4,461
2016	$31.02	(0.31)	0.06	(0.25)	—	(2.02)	(2.02)	$28.75	(0.77)%	2.00%	(1.09)%	49%	$4,324
2015	$33.62	(0.35)	2.59	2.24	—	(4.84)	(4.84)	$31.02	8.32%	2.00%	(1.15)%	43%	$4,656
2014	$34.96	(0.38)	3.54	3.16	—	(4.50)	(4.50)	$33.62	10.40%	2.00%	(1.18)%	56%	$3,932
2013	$30.11	(0.20)	7.11	6.91	(0.01)	(2.05)	(2.06)	$34.96	24.45%	2.00%	(0.62)%	60%	$3,321
R Class
2018(3)	$33.22	(0.09)	1.83	1.74	—	(2.78)	(2.78)	$32.18	5.34%	1.50%(4)	(0.53)%(4)	22%	$15,276
2017	$29.65	(0.16)	6.18	6.02	—	(2.45)	(2.45)	$33.22	21.79%	1.51%	(0.53)%	44%	$15,271
2016	$31.77	(0.18)	0.08	(0.10)	—	(2.02)	(2.02)	$29.65	(0.25)%	1.50%	(0.59)%	49%	$13,809
2015	$34.16	(0.20)	2.65	2.45	—	(4.84)	(4.84)	$31.77	8.87%	1.50%	(0.65)%	43%	$13,544
2014	$35.30	(0.22)	3.58	3.36	—	(4.50)	(4.50)	$34.16	10.93%	1.50%	(0.68)%	56%	$9,743
2013	$30.27	(0.09)	7.22	7.13	(0.05)	(2.05)	(2.10)	$35.30	25.12%	1.50%	(0.12)%	60%	$5,828

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92361 1806

Semiannual Report

April 30, 2018

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2018
Key Fixed-Income Portfolio Statistics
Weighted Average Life	8.7 years
Average Duration (effective)	5.8 years

Top Ten Common Stocks	% of net assets
Microsoft Corp.	2.4%
Alphabet, Inc., Class A	2.2%
Amazon.com, Inc.	2.0%
Apple, Inc.	1.8%
Facebook, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.5%
Cisco Systems, Inc.	1.2%
UnitedHealth Group, Inc.	1.1%
Chevron Corp.	1.1%
Intel Corp.	1.1%

Top Five Common Stocks Industries	% of net assets
Software	4.7%
Banks	4.5%
Internet Software and Services	4.1%
Pharmaceuticals	3.5%
Semiconductors and Semiconductor Equipment	3.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	60.3%
Corporate Bonds	13.0%
U.S. Treasury Securities	10.2%
U.S. Government Agency Mortgage-Backed Securities	9.4%
Asset-Backed Securities	2.8%
Collateralized Mortgage Obligations	2.6%
Commercial Mortgage-Backed Securities	2.0%
Collateralized Loan Obligations	0.8%
U.S. Government Agency Securities	0.8%
Municipal Securities	0.5%
Sovereign Governments and Agencies	0.4%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(4.9)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.70	$4.51	0.90%
I Class	$1,000	$1,022.70	$3.51	0.70%
R5 Class	$1,000	$1,022.70	$3.51	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
I Class	$1,000	$1,021.32	$3.51	0.70%
R5 Class	$1,000	$1,021.32	$3.51	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 60.3%
Aerospace and Defense — 1.9%
Boeing Co. (The)	20,397	$6,803,623
Curtiss-Wright Corp.	10,117	1,295,381
General Dynamics Corp.	26,203	5,274,926
Lockheed Martin Corp.	9,430	3,025,521
		16,399,451
Auto Components — 0.1%
BorgWarner, Inc.	22,266	1,089,698
Banks — 4.5%
Bank of America Corp.	320,782	9,597,797
Citigroup, Inc.	6,433	439,181
Fifth Third Bancorp	3,302	109,527
JPMorgan Chase & Co.	120,925	13,154,221
SunTrust Banks, Inc.	80,272	5,362,170
U.S. Bancorp	114,862	5,794,788
Wells Fargo & Co.	107,706	5,596,404
		40,054,088
Beverages — 0.7%
Constellation Brands, Inc., Class A	16,025	3,735,908
Molson Coors Brewing Co., Class B	29,484	2,100,440
PepsiCo, Inc.	6,437	649,751
		6,486,099
Biotechnology — 2.8%
AbbVie, Inc.	79,410	7,667,035
Alexion Pharmaceuticals, Inc.(1)	11,897	1,399,444
Amgen, Inc.	40,904	7,136,930
Biogen, Inc.(1)	19,218	5,258,045
Celgene Corp.(1)	41,425	3,608,118
		25,069,572
Building Products — 0.2%
Owens Corning	22,454	1,470,512
Capital Markets — 1.3%
Evercore, Inc., Class A	37,826	3,829,882
MSCI, Inc.	9,079	1,360,307
Nasdaq, Inc.	14,944	1,319,854
S&P Global, Inc.	27,376	5,163,114
		11,673,157
Chemicals — 1.5%
Air Products & Chemicals, Inc.	22,353	3,627,669
Eastman Chemical Co.	43,144	4,404,140
Huntsman Corp.	45,860	1,365,252
Monsanto Co.	10,809	1,355,124

	Shares/ Principal Amount	Value
PPG Industries, Inc.	4,648	$492,130
WR Grace & Co.	23,669	1,619,906
		12,864,221
Commercial Services and Supplies — 0.1%
MSA Safety, Inc.	8,959	777,999
Pitney Bowes, Inc.	31,249	319,365
		1,097,364
Communications Equipment — 1.2%
Cisco Systems, Inc.	235,973	10,451,244
Consumer Finance — 1.0%
American Express Co.	46,496	4,591,480
Synchrony Financial	133,590	4,431,180
		9,022,660
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	413	249,060
Grand Canyon Education, Inc.(1)	7,049	733,025
H&R Block, Inc.	129,921	3,592,316
		4,574,401
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	21,469	4,159,189
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	29,960	979,692
Verizon Communications, Inc.	8,753	431,961
		1,411,653
Electric Utilities — 0.2%
Portland General Electric Co.	42,232	1,794,015
Electronic Equipment, Instruments and Components†
Jabil, Inc.	13,954	371,176
Energy Equipment and Services — 0.7%
Halliburton Co.	112,419	5,957,083
Equity Real Estate Investment Trusts (REITs) — 1.5%
Gaming and Leisure Properties, Inc.	14,258	488,622
Park Hotels & Resorts, Inc.	71,934	2,070,260
Piedmont Office Realty Trust, Inc., Class A	29,123	521,884
PotlatchDeltic Corp.	78,174	4,053,322
Senior Housing Properties Trust	19,216	299,193
Weingarten Realty Investors	15,248	418,863
Weyerhaeuser Co.	119,521	4,395,982
WP Carey, Inc.	16,629	1,061,762
		13,309,888
Food Products — 1.0%
Conagra Brands, Inc.	120,182	4,455,147
Hershey Co. (The)	44,666	4,106,592
Sanderson Farms, Inc.	5,097	566,582
		9,128,321
Health Care Equipment and Supplies — 2.4%
Cooper Cos., Inc. (The)	8,824	2,018,137

	Shares/ Principal Amount	Value
CVS Health Corp.	30,284	$2,114,732
Edwards Lifesciences Corp.(1)	22,342	2,845,477
Hill-Rom Holdings, Inc.	22,562	1,936,496
Intuitive Surgical, Inc.(1)	13,155	5,798,461
LivaNova plc(1)	9,816	871,465
Medtronic plc	20,986	1,681,608
Varian Medical Systems, Inc.(1)	15,009	1,734,890
Zimmer Biomet Holdings, Inc.	16,800	1,934,856
		20,936,122
Health Care Providers and Services — 1.3%
Cigna Corp.	1,188	204,122
Express Scripts Holding Co.(1)	12,935	979,180
UnitedHealth Group, Inc.	42,838	10,126,903
		11,310,205
Health Care Technology — 0.4%
Cerner Corp.(1)	55,939	3,258,447
Hotels, Restaurants and Leisure — 2.2%
Hilton Grand Vacations, Inc.(1)	50,307	2,163,201
Las Vegas Sands Corp.	60,976	4,471,370
Marriott International, Inc., Class A	36,774	5,026,270
Royal Caribbean Cruises Ltd.	36,785	3,979,769
Vail Resorts, Inc.	18,202	4,173,901
		19,814,511
Household Durables — 0.3%
Garmin Ltd.	8,156	478,512
Toll Brothers, Inc.	50,230	2,117,697
		2,596,209
Household Products — 0.6%
Kimberly-Clark Corp.	45,273	4,687,567
Procter & Gamble Co. (The)	5,989	433,244
		5,120,811
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	23,440	726,640
Industrial Conglomerates — 0.9%
3M Co.	7,438	1,445,873
Honeywell International, Inc.	45,562	6,591,910
		8,037,783
Insurance — 1.5%
Allstate Corp. (The)	52,036	5,090,162
Assurant, Inc.	10,085	936,090
First American Financial Corp.	25,259	1,290,987
Hartford Financial Services Group, Inc. (The)	84,608	4,555,295
Torchmark Corp.	11,710	1,015,725
		12,888,259
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	11,482	17,982,305

	Shares/ Principal Amount	Value
Booking Holdings, Inc.(1)	631	$1,374,318
		19,356,623
Internet Software and Services — 4.1%
Alphabet, Inc., Class A(1)	18,785	19,134,025
eBay, Inc.(1)	22,800	863,664
Facebook, Inc., Class A(1)	80,482	13,842,904
LogMeIn, Inc.	12,968	1,429,074
Stamps.com, Inc.(1)	3,810	867,727
		36,137,394
IT Services — 1.3%
Alliance Data Systems Corp.	1,214	246,503
International Business Machines Corp.	46,620	6,758,035
Total System Services, Inc.	56,358	4,737,453
		11,741,991
Life Sciences Tools and Services — 0.1%
ICON plc(1)	8,067	948,921
PerkinElmer, Inc.	3,975	291,606
		1,240,527
Machinery — 2.1%
Caterpillar, Inc.	42,646	6,156,377
Ingersoll-Rand plc	40,727	3,416,588
Oshkosh Corp.	47,668	3,439,723
PACCAR, Inc.	28,573	1,819,243
Parker-Hannifin Corp.	5,318	875,449
Toro Co. (The)	55,587	3,245,725
		18,953,105
Media — 0.3%
John Wiley & Sons, Inc., Class A	4,935	325,463
Time Warner, Inc.	28,039	2,658,097
		2,983,560
Multiline Retail — 0.3%
Kohl's Corp.	43,354	2,693,151
Oil, Gas and Consumable Fuels — 3.0%
Chevron Corp.	77,934	9,750,323
Exxon Mobil Corp.	73,241	5,694,488
HollyFrontier Corp.	80,035	4,857,324
Marathon Petroleum Corp.	71,873	5,384,006
PBF Energy, Inc., Class A	11,296	432,976
		26,119,117
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	58,114	1,646,370
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	34,938	1,539,019
Pharmaceuticals — 3.5%
Allergan plc	11,406	1,752,532
Bristol-Myers Squibb Co.	4,725	246,314
Eli Lilly & Co.	35,695	2,893,794

	Shares/ Principal Amount	Value
Johnson & Johnson	66,176	$8,370,602
Merck & Co., Inc.	138,460	8,151,140
Pfizer, Inc.	258,981	9,481,295
		30,895,677
Professional Services — 0.1%
Robert Half International, Inc.	13,532	822,069
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	6,298	1,067,574
Road and Rail — 0.1%
Ryder System, Inc.	10,202	687,921
Semiconductors and Semiconductor Equipment — 3.4%
Applied Materials, Inc.	90,982	4,519,076
Broadcom, Inc.	19,539	4,482,638
Intel Corp.	186,202	9,611,747
Lam Research Corp.	27,081	5,011,610
Texas Instruments, Inc.	64,626	6,555,015
		30,180,086
Software — 4.7%
Activision Blizzard, Inc.	55,567	3,686,870
Adobe Systems, Inc.(1)	30,098	6,669,717
Electronic Arts, Inc.(1)	36,565	4,313,939
Microsoft Corp.	230,736	21,578,431
Oracle Corp. (New York)	107,574	4,912,904
Synopsys, Inc.(1)	8,733	746,759
		41,908,620
Specialty Retail — 1.1%
Best Buy Co., Inc.	72,119	5,519,267
Ross Stores, Inc.	56,562	4,573,038
		10,092,305
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	96,748	15,988,575
Western Digital Corp.	3,728	293,729
		16,282,304
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	17,141	1,719,585
Deckers Outdoor Corp.(1)	43,726	4,077,887
Michael Kors Holdings Ltd.(1)	68,519	4,688,070
Tapestry, Inc.	54,463	2,928,475
		13,414,017
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	5,930	889,500
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	66,172	4,004,068
TOTAL COMMON STOCKS (Cost $403,242,716)		533,727,777

	Shares/ Principal Amount	Value
CORPORATE BONDS — 13.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	$190,000	$182,153
Lockheed Martin Corp., 3.55%, 1/15/26	300,000	295,870
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	73,617
Rockwell Collins, Inc., 4.35%, 4/15/47	80,000	77,059
United Technologies Corp., 6.05%, 6/1/36	250,000	296,817
United Technologies Corp., 3.75%, 11/1/46	100,000	87,227
		1,012,743
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	300,000	287,123
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	151,688
Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18	150,000	149,881
Ford Motor Co., 4.35%, 12/8/26	240,000	235,691
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	400,391
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	161,885
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	468,646
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	384,582
General Motors Co., 4.20%, 10/1/27	100,000	95,883
General Motors Co., 5.15%, 4/1/38	260,000	248,651
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	350,115
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	110,235
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	613,052
General Motors Financial Co., Inc., 5.25%, 3/1/26	560,000	583,083
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	150,000	150,750
		3,952,845
Banks — 2.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	230,000	219,075
Bank of America Corp., 4.10%, 7/24/23	70,000	71,609
Bank of America Corp., MTN, 4.00%, 4/1/24	227,000	230,225
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	380,849
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,457,932
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	118,086
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)	140,000	140,190
Bank of America Corp., VRN, 3.00%, 12/20/22(2)(3)	911,000	884,087
Bank of America Corp., VRN, 3.42%, 12/20/27(2)(3)	204,000	191,560
Barclays Bank plc, 5.14%, 10/14/20	200,000	206,231
Barclays plc, 4.375%, 1/12/26	200,000	198,190
BPCE SA, 3.00%, 5/22/22(2)	250,000	243,485
BPCE SA, 5.15%, 7/21/24(2)	200,000	207,019
Branch Banking & Trust Co., 3.625%, 9/16/25	113,000	111,258
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	129,377
Capital One Financial Corp., 4.20%, 10/29/25	445,000	435,858
Capital One N.A., 2.35%, 8/17/18	250,000	249,908

	Shares/ Principal Amount	Value
Citigroup, Inc., 2.90%, 12/8/21	$650,000	$637,819
Citigroup, Inc., 2.75%, 4/25/22	325,000	316,155
Citigroup, Inc., 4.05%, 7/30/22	70,000	70,846
Citigroup, Inc., 3.20%, 10/21/26	1,005,000	936,778
Citigroup, Inc., 4.45%, 9/29/27	650,000	645,464
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)	390,000	366,777
Commerzbank AG, 8.125%, 9/19/23(2)	200,000	231,514
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	447,862
Discover Bank, 3.35%, 2/6/23	250,000	244,958
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	111,931
Fifth Third Bank, 2.875%, 10/1/21	250,000	246,548
HBOS plc, MTN, 6.75%, 5/21/18(2)	300,000	300,673
HSBC Bank plc, 4.125%, 8/12/20(2)	300,000	306,350
Huntington Bancshares, Inc., 2.30%, 1/14/22	260,000	250,082
Intesa Sanpaolo SpA, 3.125%, 7/14/22(2)	220,000	212,147
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	225,344
JPMorgan Chase & Co., 2.55%, 3/1/21	420,000	412,422
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	478,068
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	217,859
JPMorgan Chase & Co., 3.875%, 9/10/24	770,000	759,889
JPMorgan Chase & Co., 3.125%, 1/23/25	1,070,000	1,019,965
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)	320,000	305,381
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)	200,000	186,091
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)	100,000	91,332
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)	100,000	90,139
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	200,000	205,214
Regions Financial Corp., 2.75%, 8/14/22	280,000	270,195
Royal Bank of Canada, 2.15%, 10/26/20	850,000	830,658
SunTrust Bank, 3.30%, 5/15/26	200,000	189,441
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(2)	350,000	351,917
US Bancorp, MTN, 3.60%, 9/11/24	330,000	327,425
Wells Fargo & Co., 3.07%, 1/24/23	210,000	204,477
Wells Fargo & Co., 4.125%, 8/15/23	200,000	200,719
Wells Fargo & Co., 3.00%, 4/22/26	350,000	323,247
Wells Fargo & Co., MTN, 2.60%, 7/22/20	320,000	316,744
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	154,878
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	205,436
Wells Fargo & Co., MTN, 4.65%, 11/4/44	200,000	192,617
Wells Fargo & Co., MTN, 4.75%, 12/7/46	120,000	117,953
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)	250,000	238,439
		18,716,693
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	1,170,000	1,161,881
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	250,000	244,487
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	500,000	516,701
Constellation Brands, Inc., 4.75%, 12/1/25	330,000	341,971
		2,265,040

	Shares/ Principal Amount	Value
Biotechnology — 0.7%
AbbVie, Inc., 2.50%, 5/14/20	$450,000	$444,837
AbbVie, Inc., 2.90%, 11/6/22	620,000	604,037
AbbVie, Inc., 3.60%, 5/14/25	120,000	116,601
AbbVie, Inc., 4.40%, 11/6/42	240,000	228,212
Amgen, Inc., 2.20%, 5/22/19	750,000	746,586
Amgen, Inc., 2.65%, 5/11/22	390,000	378,416
Amgen, Inc., 4.66%, 6/15/51	289,000	289,153
Biogen, Inc., 2.90%, 9/15/20	300,000	298,731
Biogen, Inc., 3.625%, 9/15/22	520,000	520,517
Celgene Corp., 3.25%, 8/15/22	190,000	186,990
Celgene Corp., 3.625%, 5/15/24	300,000	293,632
Celgene Corp., 3.875%, 8/15/25	500,000	490,463
Celgene Corp., 3.45%, 11/15/27	70,000	65,585
Celgene Corp., 5.00%, 8/15/45	90,000	91,017
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	321,888
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	830,802
		5,907,467
Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	172,333
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	270,000	247,927
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	160,000	161,800
Dow Chemical Co. (The), 4.375%, 11/15/42	170,000	164,790
Eastman Chemical Co., 3.60%, 8/15/22	95,000	94,921
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	202,922
Mosaic Co. (The), 4.05%, 11/15/27	150,000	141,905
Westlake Chemical Corp., 4.375%, 11/15/47	210,000	196,343
		962,681
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	220,000	220,326
Waste Management, Inc., 3.15%, 11/15/27	140,000	131,546
Waste Management, Inc., 4.10%, 3/1/45	150,000	148,725
		500,597
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	164,594
CommScope Technologies LLC, 5.00%, 3/15/27(2)	160,000	153,600
		318,194
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	162,873
Consumer Finance — 0.4%
American Express Co., 1.55%, 5/22/18	220,000	219,919
American Express Co., 3.00%, 10/30/24	140,000	133,394
American Express Credit Corp., MTN, 2.20%, 3/3/20	450,000	444,429
American Express Credit Corp., MTN, 2.25%, 5/5/21	450,000	438,615

	Shares/ Principal Amount	Value
Capital One Bank USA N.A., 2.30%, 6/5/19	$250,000	$248,147
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	242,814
CIT Group, Inc., 5.00%, 8/15/22	320,000	328,000
Discover Bank, 3.45%, 7/27/26	250,000	232,988
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	150,000	153,927
PNC Bank N.A., 1.95%, 3/4/19	300,000	298,543
PNC Bank N.A., 3.80%, 7/25/23	750,000	754,481
Synchrony Financial, 2.60%, 1/15/19	160,000	159,748
Synchrony Financial, 3.00%, 8/15/19	90,000	89,822
		3,744,827
Containers and Packaging — 0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(2)	340,000	338,725
Ball Corp., 4.00%, 11/15/23	180,000	177,075
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	250,000	246,563
WestRock RKT Co., 4.00%, 3/1/23	240,000	242,822
		1,005,185
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	106,213
George Washington University (The), 3.55%, 9/15/46	115,000	102,536
		208,749
Diversified Financial Services — 1.2%
Ally Financial, Inc., 3.50%, 1/27/19	100,000	100,200
Ally Financial, Inc., 4.625%, 3/30/25	100,000	99,500
Banco Santander SA, 3.50%, 4/11/22	400,000	395,358
BNP Paribas SA, 4.375%, 9/28/25(2)	200,000	198,638
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	600,000	596,764
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	279,867
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	678,620
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	851,732
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	495,170
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	460,000	444,562
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	530,000	502,498
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	103,534
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	610,000	635,206
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	240,000	244,988
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(3)	170,000	162,344
HSBC Holdings plc, 2.95%, 5/25/21	800,000	791,169
HSBC Holdings plc, 4.30%, 3/8/26	400,000	405,981
HSBC Holdings plc, 4.375%, 11/23/26	220,000	218,267
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)	220,000	216,521
Morgan Stanley, 2.75%, 5/19/22	200,000	194,080
Morgan Stanley, 5.00%, 11/24/25	210,000	217,957
Morgan Stanley, 4.375%, 1/22/47	90,000	87,426
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	900,981
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	749,284

	Shares/ Principal Amount	Value
Morgan Stanley, MTN, 4.00%, 7/23/25	$600,000	$598,229
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(3)	250,000	240,296
S&P Global, Inc., 3.30%, 8/14/20	120,000	120,259
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	300,000	294,936
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(2)	200,000	199,012
		11,023,379
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.00%, 3/1/21	250,000	261,695
AT&T, Inc., 3.875%, 8/15/21	500,000	508,580
AT&T, Inc., 3.40%, 5/15/25	890,000	847,016
AT&T, Inc., 3.90%, 8/14/27	580,000	586,221
AT&T, Inc., 4.10%, 2/15/28(2)	150,000	145,956
AT&T, Inc., 5.25%, 3/1/37	110,000	112,234
AT&T, Inc., 4.75%, 5/15/46	130,000	121,274
AT&T, Inc., 5.15%, 11/15/46(2)	288,000	284,855
AT&T, Inc., 5.45%, 3/1/47	80,000	81,625
AT&T, Inc., 5.15%, 2/14/50	175,000	177,036
CenturyLink, Inc., 6.15%, 9/15/19	140,000	143,850
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(2)	600,000	591,436
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	290,000	279,829
Orange SA, 4.125%, 9/14/21	210,000	216,327
Orange SA, 5.50%, 2/6/44	80,000	91,507
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	105,826
Telefonica Emisiones SAU, 4.10%, 3/8/27	275,000	271,893
Telefonica Emisiones SAU, 5.21%, 3/8/47	180,000	187,929
Verizon Communications, Inc., 3.50%, 11/1/24	200,000	196,682
Verizon Communications, Inc., 2.625%, 8/15/26	610,000	548,208
Verizon Communications, Inc., 4.125%, 3/16/27	130,000	129,948
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	146,642
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	244,377
		6,280,946
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(2)	100,000	93,991
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(2)	150,000	145,125
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	120,000	112,350
		351,466
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	220,000	218,650
Halliburton Co., 4.85%, 11/15/35	220,000	233,464
		452,114
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	134,859
American Tower Corp., 3.375%, 10/15/26	200,000	185,768
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	80,000	76,411
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	112,551
Boston Properties LP, 3.65%, 2/1/26	280,000	270,323
Crown Castle International Corp., 5.25%, 1/15/23	180,000	190,033

	Shares/ Principal Amount	Value
Crown Castle International Corp., 4.45%, 2/15/26	$40,000	$40,015
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	150,000	150,750
Essex Portfolio LP, 3.625%, 8/15/22	150,000	149,846
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,626
Hospitality Properties Trust, 4.65%, 3/15/24	190,000	191,156
Hudson Pacific Properties LP, 3.95%, 11/1/27	180,000	168,824
Kilroy Realty LP, 3.80%, 1/15/23	130,000	129,274
Kilroy Realty LP, 4.375%, 10/1/25	140,000	139,997
Kimco Realty Corp., 2.80%, 10/1/26	240,000	212,068
Ventas Realty LP, 4.125%, 1/15/26	100,000	99,085
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	233,841
Welltower, Inc., 3.75%, 3/15/23	130,000	129,766
		2,663,193
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	220,000	218,969
CVS Health Corp., 2.75%, 12/1/22	170,000	163,445
Dollar Tree, Inc., 3.70%, 5/15/23	100,000	99,151
Kroger Co. (The), 3.30%, 1/15/21	330,000	330,442
Kroger Co. (The), 3.875%, 10/15/46	150,000	127,098
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)	350,000	343,185
Target Corp., 3.90%, 11/15/47	80,000	74,424
		1,356,714
Food Products — 0.1%
General Mills, Inc., 4.00%, 4/17/25	240,000	238,449
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	139,072
Kraft Heinz Foods Co., 4.375%, 6/1/46	70,000	62,490
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	210,000	209,212
		649,223
Gas Utilities — 0.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	200,000	205,750
Boardwalk Pipelines LP, 4.45%, 7/15/27	110,000	107,389
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	103,305
Enbridge, Inc., 4.00%, 10/1/23	140,000	140,190
Enbridge, Inc., 4.50%, 6/10/44	120,000	114,573
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	161,062
Energy Transfer Equity LP, 4.25%, 3/15/23	270,000	261,225
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	202,715
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	155,664
Energy Transfer Partners LP, 4.90%, 3/15/35	70,000	66,085
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	190,697
Enterprise Products Operating LLC, 5.20%, 9/1/20	450,000	470,181
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	475,042
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	221,891
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	176,826
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	234,367

	Shares/ Principal Amount	Value
Kinder Morgan, Inc., 5.55%, 6/1/45	$250,000	$255,521
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	104,058
MPLX LP, 4.875%, 6/1/25	410,000	424,703
MPLX LP, 4.50%, 4/15/38	120,000	116,129
MPLX LP, 5.20%, 3/1/47	90,000	92,113
ONEOK, Inc., 4.00%, 7/13/27	220,000	213,971
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	304,460
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	628,933
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	319,230
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	186,914
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(2)	160,000	148,400
Williams Cos., Inc. (The), 3.70%, 1/15/23	100,000	97,220
Williams Partners LP, 4.125%, 11/15/20	300,000	303,982
Williams Partners LP, 5.10%, 9/15/45	200,000	197,003
		6,679,599
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	110,000	109,736
Abbott Laboratories, 3.75%, 11/30/26	575,000	567,432
Becton Dickinson and Co., 3.73%, 12/15/24	440,000	429,535
Becton Dickinson and Co., 3.70%, 6/6/27	120,000	113,760
Medtronic, Inc., 2.50%, 3/15/20	130,000	129,238
Medtronic, Inc., 3.50%, 3/15/25	430,000	425,687
Medtronic, Inc., 4.375%, 3/15/35	360,000	372,579
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	151,120
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	146,791
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	120,415
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	122,655
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	118,909
		2,807,857
Health Care Providers and Services — 0.5%
Aetna, Inc., 2.75%, 11/15/22	130,000	125,286
Anthem, Inc., 3.65%, 12/1/27	140,000	133,390
Anthem, Inc., 4.65%, 1/15/43	210,000	204,834
Cardinal Health, Inc., 1.95%, 6/14/19	500,000	495,371
CVS Health Corp., 4.30%, 3/25/28	620,000	612,290
CVS Health Corp., 4.78%, 3/25/38	160,000	158,324
CVS Health Corp., 5.05%, 3/25/48	150,000	153,483
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	157,313
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	73,752
HCA, Inc., 3.75%, 3/15/19	310,000	311,550
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	97,586
Kaiser Foundation Hospitals, 4.15%, 5/1/47	80,000	80,668
Mylan NV, 3.95%, 6/15/26	130,000	123,601
Northwell Healthcare, Inc., 4.26%, 11/1/47	120,000	115,548
Stanford Health Care, 3.80%, 11/15/48	95,000	91,748
Tenet Healthcare Corp., 4.625%, 7/15/24(2)	158,000	153,442

		Shares/ Principal Amount	Value
UnitedHealth Group, Inc., 2.875%, 12/15/21		$230,000	$227,219
UnitedHealth Group, Inc., 2.875%, 3/15/22		310,000	305,681
UnitedHealth Group, Inc., 3.75%, 7/15/25		210,000	209,973
UnitedHealth Group, Inc., 4.75%, 7/15/45		140,000	150,217
UnitedHealth Group, Inc., 3.75%, 10/15/47		110,000	101,825
Universal Health Services, Inc., 4.75%, 8/1/22(2)		130,000	131,625
			4,214,726
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(2)		310,000	312,713
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		170,000	163,625
McDonald's Corp., MTN, 3.25%, 6/10/24		100,000	98,209
McDonald's Corp., MTN, 3.375%, 5/26/25		80,000	78,467
McDonald's Corp., MTN, 4.45%, 3/1/47		330,000	330,756
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		130,000	138,421
			1,122,191
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23		110,000	119,915
Lennar Corp., 4.75%, 4/1/21		152,000	154,620
Lennar Corp., 4.75%, 11/29/27(2)		150,000	142,125
M.D.C. Holdings, Inc., 5.50%, 1/15/24		80,000	81,900
Toll Brothers Finance Corp., 6.75%, 11/1/19		100,000	105,125
Toll Brothers Finance Corp., 4.35%, 2/15/28		200,000	186,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	100,625
			890,310
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		170,000	165,469
General Electric Co., 2.70%, 10/9/22		210,000	202,707
General Electric Co., 4.125%, 10/9/42		110,000	100,115
General Electric Co., MTN, 4.375%, 9/16/20		250,000	256,708
			724,999
Insurance — 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	151,136
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	311,789
American International Group, Inc., 4.125%, 2/15/24		550,000	554,356
American International Group, Inc., 4.50%, 7/16/44		120,000	114,691
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	229,034
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	233,725
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	271,371
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	107,037
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	300,000	395,251
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	60,132
International Lease Finance Corp., 5.875%, 8/15/22		100,000	107,119
Markel Corp., 4.90%, 7/1/22		190,000	198,341
MetLife, Inc., 4.125%, 8/13/42		110,000	104,840
MetLife, Inc., 4.875%, 11/13/43		110,000	115,739

	Shares/ Principal Amount	Value
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	$200,000	$195,394
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	69,393
Prudential Financial, Inc., 3.94%, 12/7/49(2)	477,000	442,537
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	70,000	73,195
Travelers Cos., Inc. (The), 4.05%, 3/7/48	90,000	88,401
Voya Financial, Inc., 5.70%, 7/15/43	160,000	179,383
WR Berkley Corp., 4.625%, 3/15/22	130,000	134,404
WR Berkley Corp., 4.75%, 8/1/44	90,000	90,770
		4,228,038
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(2)	390,000	374,101
Amazon.com, Inc., 3.875%, 8/22/37(2)	100,000	98,707
		472,808
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	450,000	413,385
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	280,000	282,152
		695,537
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	290,000	298,337
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	200,481
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	84,690
CBS Corp., 4.00%, 1/15/26	160,000	156,918
CBS Corp., 4.85%, 7/1/42	60,000	59,271
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	170,000	157,825
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	870,000	886,136
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	66,022
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	270,000	291,788
Comcast Corp., 6.40%, 5/15/38	310,000	388,893
Comcast Corp., 4.75%, 3/1/44	260,000	267,476
Discovery Communications LLC, 5.625%, 8/15/19	56,000	57,823
Discovery Communications LLC, 3.95%, 3/20/28	620,000	589,419
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	130,000	130,846
Lamar Media Corp., 5.375%, 1/15/24	180,000	184,950
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	393,402
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	116,719
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	161,616
TEGNA, Inc., 5.125%, 7/15/20	330,000	332,063
Time Warner Cable LLC, 6.75%, 7/1/18	130,000	130,783
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	68,556
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	84,817
Time Warner, Inc., 4.70%, 1/15/21	140,000	145,000
Time Warner, Inc., 2.95%, 7/15/26	370,000	340,248
Time Warner, Inc., 3.80%, 2/15/27	150,000	145,263
Time Warner, Inc., 5.35%, 12/15/43	120,000	125,298

	Shares/ Principal Amount	Value
Viacom, Inc., 3.125%, 6/15/22	$190,000	$185,146
Viacom, Inc., 4.25%, 9/1/23	160,000	161,017
Viacom, Inc., 4.375%, 3/15/43	240,000	212,944
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	191,250
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	80,881
		6,397,541
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	80,165
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	114,031
Southern Copper Corp., 5.25%, 11/8/42	100,000	103,160
Steel Dynamics, Inc., 5.00%, 12/15/26	200,000	198,500
		495,856
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	103,223
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	180,000
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	158,461
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(2)	150,000	140,311
CMS Energy Corp., 8.75%, 6/15/19	60,000	63,561
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	145,446
Dominion Energy, Inc., 6.40%, 6/15/18	190,000	190,922
Dominion Energy, Inc., 2.75%, 9/15/22	210,000	201,756
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	295,456
Dominion Energy, Inc., 4.90%, 8/1/41	120,000	129,012
Duke Energy Corp., 3.55%, 9/15/21	90,000	90,621
Duke Energy Corp., 3.15%, 8/15/27	60,000	55,877
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	144,040
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	212,888
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	132,029
Exelon Corp., 5.15%, 12/1/20	220,000	227,755
Exelon Corp., 4.45%, 4/15/46	140,000	140,168
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	122,950
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	71,170
FirstEnergy Corp., 4.25%, 3/15/23	180,000	182,978
FirstEnergy Corp., 4.85%, 7/15/47	90,000	93,621
Florida Power & Light Co., 4.125%, 2/1/42	140,000	142,636
Florida Power & Light Co., 3.95%, 3/1/48	130,000	129,268
Georgia Power Co., 4.30%, 3/15/42	70,000	70,026
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	264,565
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	278,848
NiSource, Inc., 5.65%, 2/1/45	140,000	161,969
Pacific Gas & Electric Co., 4.00%, 12/1/46	120,000	109,817
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	120,649
Progress Energy, Inc., 3.15%, 4/1/22	90,000	88,548
Sempra Energy, 2.875%, 10/1/22	200,000	194,754
Sempra Energy, 3.25%, 6/15/27	180,000	168,911
Sempra Energy, 3.80%, 2/1/38	90,000	83,350

	Shares/ Principal Amount	Value
Sempra Energy, 4.00%, 2/1/48	$100,000	$91,649
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	82,730
Southern Power Co., 5.15%, 9/15/41	40,000	42,531
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	94,338
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	158,998
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	96,220
		5,462,052
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	178,012
Oil, Gas and Consumable Fuels — 0.8%
Anadarko Petroleum Corp., 5.55%, 3/15/26	220,000	237,366
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	130,602
Antero Resources Corp., 5.00%, 3/1/25	230,000	231,437
Apache Corp., 4.75%, 4/15/43	120,000	116,915
BP Capital Markets plc, 4.50%, 10/1/20	100,000	103,548
Cenovus Energy, Inc., 4.25%, 4/15/27	210,000	202,080
Chevron Corp., 2.10%, 5/16/21	280,000	273,221
Cimarex Energy Co., 4.375%, 6/1/24	220,000	224,340
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	141,043
Concho Resources, Inc., 4.375%, 1/15/25	270,000	273,134
Concho Resources, Inc., 4.875%, 10/1/47	160,000	162,810
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	50,007
Continental Resources, Inc., 4.375%, 1/15/28(2)	440,000	433,400
Ecopetrol SA, 5.875%, 5/28/45	90,000	87,120
Encana Corp., 6.50%, 2/1/38	210,000	253,948
EOG Resources, Inc., 5.625%, 6/1/19	150,000	154,266
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,612
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	268,270
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	96,791
Hess Corp., 6.00%, 1/15/40	190,000	198,670
Marathon Oil Corp., 3.85%, 6/1/25	210,000	206,137
Marathon Oil Corp., 4.40%, 7/15/27	190,000	191,651
Newfield Exploration Co., 5.75%, 1/30/22	220,000	232,100
Newfield Exploration Co., 5.375%, 1/1/26	140,000	145,460
Noble Energy, Inc., 4.15%, 12/15/21	290,000	294,991
Petroleos Mexicanos, 6.00%, 3/5/20	77,000	79,984
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	244,500
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	56,820
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	49,800
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	194,509
Phillips 66, 4.30%, 4/1/22	250,000	258,933
Phillips 66, 3.90%, 3/15/28	170,000	167,301
Shell International Finance BV, 2.375%, 8/21/22	130,000	125,799
Shell International Finance BV, 3.25%, 5/11/25	200,000	196,755
Shell International Finance BV, 3.625%, 8/21/42	140,000	129,776
Statoil ASA, 2.45%, 1/17/23	190,000	182,785
Statoil ASA, 3.95%, 5/15/43	150,000	148,063

	Shares/ Principal Amount	Value
Total Capital Canada Ltd., 2.75%, 7/15/23	$120,000	$116,017
		6,792,961
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	369,177
International Paper Co., 4.40%, 8/15/47	190,000	175,565
		544,742
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	60,000	59,080
Allergan Finance LLC, 3.25%, 10/1/22	400,000	387,781
Allergan Funding SCS, 3.85%, 6/15/24	540,000	527,186
Allergan Funding SCS, 4.55%, 3/15/35	150,000	141,342
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	660,000	633,518
		1,748,907
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	177,968
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	55,461
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	228,250
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	180,301
CSX Corp., 3.40%, 8/1/24	180,000	177,328
CSX Corp., 3.25%, 6/1/27	250,000	236,650
Union Pacific Corp., 3.60%, 9/15/37	200,000	186,739
Union Pacific Corp., 4.75%, 9/15/41	150,000	160,158
Union Pacific Corp., 4.05%, 11/15/45	80,000	78,565
		1,481,420
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	210,000	194,843
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	100,000	92,011
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	201,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(2)	200,000	208,920
		697,274
Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25	570,000	545,947
Microsoft Corp., 3.125%, 11/3/25	110,000	107,416
Microsoft Corp., 3.30%, 2/6/27	350,000	342,804
Microsoft Corp., 3.45%, 8/8/36	220,000	210,567
Microsoft Corp., 4.25%, 2/6/47	340,000	354,565
Oracle Corp., 2.50%, 10/15/22	260,000	252,545
Oracle Corp., 3.625%, 7/15/23	280,000	284,515
Oracle Corp., 2.65%, 7/15/26	100,000	92,610
Oracle Corp., 4.30%, 7/8/34	160,000	166,305
Oracle Corp., 4.00%, 7/15/46	150,000	144,468
		2,501,742
Specialty Retail — 0.1%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	200,000	190,250
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	152,847
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	453,826
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	48,503

	Shares/ Principal Amount	Value
Lowe's Cos., Inc., 3.10%, 5/3/27	$190,000	$180,827
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	171,913
		1,198,166
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	180,000	179,469
Apple, Inc., 3.00%, 2/9/24	100,000	97,979
Apple, Inc., 2.75%, 1/13/25	130,000	124,216
Apple, Inc., 2.50%, 2/9/25	540,000	507,226
Apple, Inc., 2.45%, 8/4/26	210,000	192,850
Apple, Inc., 3.20%, 5/11/27	250,000	241,349
Apple, Inc., 2.90%, 9/12/27	320,000	301,141
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	820,000	869,791
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	210,798
Seagate HDD Cayman, 4.75%, 1/1/25	100,000	97,084
		2,821,903
Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	80,000	72,919
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	310,000	304,239
Sprint Communications, Inc., 9.00%, 11/15/18(2)	74,000	76,174
		380,413
TOTAL CORPORATE BONDS (Cost $116,902,771)		115,302,310
U.S. TREASURY SECURITIES — 10.2%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,050,000	1,126,145
U.S. Treasury Bonds, 4.375%, 11/15/39	2,900,000	3,508,264
U.S. Treasury Bonds, 4.375%, 5/15/41	1,600,000	1,944,094
U.S. Treasury Bonds, 3.125%, 11/15/41	2,200,000	2,216,973
U.S. Treasury Bonds, 3.00%, 5/15/42	1,200,000	1,183,195
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,051,712
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,364,947
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,836,434
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,549,573
U.S. Treasury Bonds, 2.50%, 2/15/45	5,870,000	5,218,338
U.S. Treasury Bonds, 3.00%, 5/15/45	900,000	882,105
U.S. Treasury Bonds, 3.00%, 11/15/45	350,000	342,863
U.S. Treasury Notes, 1.375%, 7/31/18(4)	1,130,000	1,128,696
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	2,981,719
U.S. Treasury Notes, 1.625%, 7/31/19	1,350,000	1,337,871
U.S. Treasury Notes, 1.75%, 9/30/19	2,600,000	2,576,488
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,573,968
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,562,727
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,889,271
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,467,334
U.S. Treasury Notes, 1.50%, 5/15/20	8,350,000	8,183,979
U.S. Treasury Notes, 1.375%, 9/15/20	2,500,000	2,432,568
U.S. Treasury Notes, 2.00%, 10/31/21	12,380,000	12,092,987

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.875%, 1/31/22	$4,600,000	$4,462,539
U.S. Treasury Notes, 1.875%, 4/30/22	3,500,000	3,386,455
U.S. Treasury Notes, 2.00%, 11/30/22	15,200,000	14,700,063
U.S. Treasury Notes, 2.75%, 2/15/28	1,700,000	1,671,479
TOTAL U.S. TREASURY SECURITIES (Cost $92,200,535)		90,672,787
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.1%
FHLMC, VRN, 1.85%, 5/15/18	56,442	58,097
FHLMC, VRN, 1.93%, 5/15/18	110,767	113,950
FHLMC, VRN, 2.31%, 5/15/18	512,791	504,623
FHLMC, VRN, 2.38%, 5/15/18	587,807	583,503
FHLMC, VRN, 2.47%, 5/15/18	466,579	471,298
FHLMC, VRN, 2.59%, 5/15/18	229,956	228,454
FHLMC, VRN, 2.85%, 5/15/18	280,975	279,192
FHLMC, VRN, 3.08%, 5/15/18	927,089	928,054
FHLMC, VRN, 3.32%, 5/15/18	216,009	226,756
FHLMC, VRN, 3.47%, 5/15/18	55,173	56,666
FHLMC, VRN, 3.53%, 5/15/18	452,219	475,641
FHLMC, VRN, 3.63%, 5/15/18	183,481	192,623
FHLMC, VRN, 3.65%, 5/15/18	87,757	91,736
FHLMC, VRN, 3.66%, 5/15/18	89,682	91,348
FHLMC, VRN, 3.66%, 5/15/18	16,811	17,554
FHLMC, VRN, 3.69%, 5/15/18	54,120	57,142
FHLMC, VRN, 3.71%, 5/15/18	60,328	63,125
FHLMC, VRN, 4.06%, 5/15/18	83,105	85,636
FHLMC, VRN, 4.09%, 5/15/18	204,657	212,332
FNMA, VRN, 2.63%, 5/25/18	391,560	389,329
FNMA, VRN, 2.92%, 5/25/18	328,071	329,424
FNMA, VRN, 3.11%, 5/25/18	326,489	338,721
FNMA, VRN, 3.125%, 5/25/18	163,998	170,208
FNMA, VRN, 3.14%, 5/25/18	181,101	187,783
FNMA, VRN, 3.15%, 5/25/18	272,219	282,556
FNMA, VRN, 3.18%, 5/25/18	459,992	458,259
FNMA, VRN, 3.19%, 5/25/18	722,450	718,517
FNMA, VRN, 3.21%, 5/25/18	295,317	294,021
FNMA, VRN, 3.25%, 5/25/18	660,346	665,627
FNMA, VRN, 3.32%, 5/25/18	91,022	92,279
FNMA, VRN, 3.42%, 5/25/18	161,517	169,873
FNMA, VRN, 3.43%, 5/25/18	356,731	366,688
FNMA, VRN, 3.54%, 5/25/18	45,870	47,958
FNMA, VRN, 3.56%, 5/25/18	25,895	26,918
FNMA, VRN, 3.61%, 5/25/18	136,875	140,855
FNMA, VRN, 3.93%, 5/25/18	121,626	125,507
		9,542,253
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.3%
FHLMC, 4.50%, 1/1/19	9,897	9,973

	Shares/ Principal Amount	Value
FHLMC, 6.50%, 1/1/28	$13,951	$15,723
FHLMC, 5.50%, 12/1/33	110,076	121,798
FHLMC, 5.00%, 7/1/35	896,645	960,197
FHLMC, 5.50%, 1/1/38	97,048	106,180
FHLMC, 6.00%, 8/1/38	50,257	55,790
FHLMC, 3.00%, 2/1/43	877,350	853,054
FNMA, 3.00%, 5/14/18(7)	5,250,000	5,060,098
FNMA, 3.50%, 5/14/18(7)	13,900,000	13,792,492
FNMA, 4.00%, 5/14/18(7)	7,450,000	7,584,450
FNMA, 4.50%, 5/14/18(7)	1,705,000	1,775,065
FNMA, 4.50%, 5/1/19	7,583	7,641
FNMA, 4.50%, 5/1/19	16,677	16,805
FNMA, 5.00%, 9/1/20	87,949	89,621
FNMA, 6.50%, 1/1/29	20,065	22,368
FNMA, 7.50%, 7/1/29	52,941	57,846
FNMA, 7.50%, 9/1/30	11,890	13,814
FNMA, 5.00%, 7/1/31	546,306	581,103
FNMA, 6.50%, 9/1/31	14,719	16,406
FNMA, 7.00%, 9/1/31	5,383	5,729
FNMA, 6.50%, 1/1/32	14,247	15,882
FNMA, 6.50%, 8/1/32	19,811	22,086
FNMA, 5.50%, 6/1/33	60,762	66,522
FNMA, 5.50%, 7/1/33	97,835	107,235
FNMA, 5.50%, 8/1/33	177,318	194,010
FNMA, 5.50%, 9/1/33	117,303	129,219
FNMA, 5.00%, 11/1/33	332,874	358,530
FNMA, 5.00%, 4/1/35	436,094	468,221
FNMA, 4.50%, 9/1/35	196,654	205,877
FNMA, 5.00%, 2/1/36	280,226	300,928
FNMA, 5.50%, 4/1/36	104,942	114,902
FNMA, 5.50%, 5/1/36	203,741	222,879
FNMA, 5.00%, 11/1/36	748,881	804,249
FNMA, 5.50%, 2/1/37	50,631	55,353
FNMA, 6.00%, 7/1/37	418,282	466,844
FNMA, 6.50%, 8/1/37	69,232	74,345
FNMA, 5.50%, 7/1/39	347,437	380,154
FNMA, 5.00%, 4/1/40	837,538	900,303
FNMA, 5.00%, 6/1/40	689,832	741,501
FNMA, 4.50%, 8/1/40	1,021,550	1,074,932
FNMA, 4.50%, 9/1/40	1,967,787	2,070,960
FNMA, 3.50%, 1/1/41	1,163,071	1,163,048
FNMA, 4.00%, 1/1/41	1,031,704	1,060,786
FNMA, 4.00%, 5/1/41	1,071,975	1,099,953
FNMA, 4.50%, 7/1/41	367,196	386,450
FNMA, 4.50%, 9/1/41	386,569	406,185
FNMA, 4.50%, 9/1/41	1,699,884	1,789,006
FNMA, 4.00%, 12/1/41	995,686	1,021,738

	Shares/ Principal Amount	Value
FNMA, 4.00%, 1/1/42	$595,335	$610,877
FNMA, 4.00%, 1/1/42	800,133	820,993
FNMA, 3.50%, 5/1/42	1,572,991	1,572,963
FNMA, 3.50%, 6/1/42	552,264	552,251
FNMA, 3.00%, 11/1/42	1,332,694	1,296,635
FNMA, 3.50%, 5/1/45	1,428,676	1,422,464
FNMA, 6.50%, 8/1/47	12,662	13,722
FNMA, 6.50%, 9/1/47	16,092	17,376
FNMA, 6.50%, 9/1/47	965	1,043
FNMA, 6.50%, 9/1/47	8,461	9,130
FNMA, 3.50%, 10/1/47	6,843,216	6,801,412
GNMA, 3.00%, 5/21/18(7)	3,150,000	3,068,051
GNMA, 3.50%, 5/21/18(7)	3,300,000	3,302,320
GNMA, 4.00%, 5/21/18(7)	2,000,000	2,044,844
GNMA, 7.00%, 4/20/26	36,420	40,385
GNMA, 7.50%, 8/15/26	19,320	21,340
GNMA, 7.00%, 2/15/28	8,028	8,044
GNMA, 7.50%, 2/15/28	9,457	9,478
GNMA, 7.00%, 12/15/28	8,866	8,883
GNMA, 7.00%, 5/15/31	42,043	47,383
GNMA, 5.50%, 11/15/32	134,143	147,401
GNMA, 4.50%, 5/20/41	410,131	430,665
GNMA, 4.50%, 6/15/41	461,380	488,674
GNMA, 4.00%, 12/15/41	716,971	736,830
GNMA, 3.50%, 6/20/42	878,184	884,925
GNMA, 3.50%, 7/20/42	428,892	431,791
GNMA, 4.50%, 11/20/43	551,690	580,529
GNMA, 2.50%, 7/20/46	1,326,948	1,254,254
		73,472,914
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,011,846)		83,015,167
ASSET-BACKED SECURITIES(5) — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	1,500,000	1,493,646
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	485,142	474,159
Carlyle Global Market Strategies, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	500,008
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	750,000	750,321
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)	1,600,000	1,600,680
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.15%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	1,372,876	1,384,593
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	71,692	71,652
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	257,189	256,530

	Shares/ Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	$1,016,651	$1,011,565
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	536,655	533,886
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	1,300,000	1,289,890
Goodgreen 2018-1, Series 2018-1A, Class A, VRN, 3.93%, 5/15/18(2)(6)	875,000	874,910
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(2)	1,500,000	1,497,194
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	70,073	69,287
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	397,156	389,496
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	433,609	426,470
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	868,513	866,441
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.60%, 5/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,915,789	1,913,705
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 2.98%, 6/17/18, resets monthly off the 1-month LIBOR plus 1.08%(2)(8)	1,225,000	1,229,850
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	243,190	237,928
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	258,568	254,399
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	405,181	394,252
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	968,300	943,940
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.30%, 5/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	549,458	552,459
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	1,000,000	986,449
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	260,447	256,792
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	271,490	270,656
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	150,698	149,447
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 5/1/18(2)(6)	293,114	294,596
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 5/1/18(2)(6)	483,702	477,214
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 5/1/18(2)(6)	1,032,038	1,017,503
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 5/1/18(2)(6)	1,405,065	1,392,743
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	131,357	132,815
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	578,122	566,271
TOTAL ASSET-BACKED SECURITIES (Cost $24,718,334)		24,561,747
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	13,889	14,023

	Shares/ Principal Amount	Value
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.61%, 5/1/18(6)	$229,734	$232,395
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 5/1/18(2)(6)	296,951	297,090
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 5/1/18(2)(6)	377,708	372,086
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 5/1/18(6)	185,030	184,779
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.57%, 5/1/18(6)	324,284	317,101
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.38%, 5/1/18(6)	526,477	522,625
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.56%, 5/1/18(6)	83,708	84,680
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.24%, 4/1/19, resets annually off the H15T1Y plus 2.15%	159,561	161,784
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,909	4,784
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 5/1/18(2)(6)	493,042	490,087
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.72%, 5/1/18(6)	332,063	331,030
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 5/1/18(6)	66,495	65,741
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 5/1/18(2)(6)	879,533	872,094
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.25%, 5/1/18(6)	122,449	121,472
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.70%, 5/1/18(6)	136,111	137,348
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.67%, 5/1/18(6)	203,523	204,002
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.62%, 5/1/18(6)	209,613	214,616
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 5/1/18(6)	262,496	265,456
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.58%, 5/1/18(6)	80,336	80,786
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.72%, 5/1/18(6)	34,669	34,727
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.80%, 5/1/18(6)	179,075	181,882
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 5/1/18(2)(6)	80,580	78,466
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 5/1/18(2)(6)	284,121	279,738
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 5/1/18(2)(6)	766,522	754,276
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 5/1/18(6)	273,061	281,384
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.42%, 5/25/18(6)	140,063	139,129
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.55%, 5/1/18(6)	211,422	213,817
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 5/1/18(2)(6)	445,765	451,810

	Shares/ Principal Amount	Value
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 5/1/18(6)	$7,596	$7,844
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 5/1/18(6)	18,517	18,657
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43(2)	133,768	134,946
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 5/1/18(2)(6)	567,815	559,054
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 5/1/18(2)(6)	707,425	705,550
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 5/1/18(2)(6)	592,847	599,962
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 5/1/18(2)(6)	1,226,895	1,223,099
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 5/1/18(2)(6)	292,134	278,818
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.47%, 5/1/18(6)	164,949	172,320
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 5/1/18(6)	114,604	115,500
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.64%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.74%	630,433	602,422
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.66%, 5/1/18(6)	407,915	402,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	45,099	46,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.56%, 5/1/18(6)	97,835	100,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 5/1/18(6)	91,942	93,943
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	56,792	56,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	182,695	188,135
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.68%, 5/1/18(6)	382,869	403,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.71%, 5/1/18(6)	37,036	38,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.71%, 5/1/18(6)	246,908	254,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.88%, 5/1/18(6)	197,059	200,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.12%, 5/1/18(6)	162,368	164,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	83,540	83,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	103,337	102,813
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	51,846	52,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	30,966	31,693
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	30,623	31,116
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 5/1/18(6)	64,467	61,858

	Shares/ Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	$126,327	$133,291
		14,252,358
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.20%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.30%	40,000	40,492
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.25%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.35%	475,000	481,903
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.10%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.20%	66,253	67,019
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.35%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.45%	589,170	587,022
FHLMC, Series 77, Class H, 8.50%, 9/15/20	244	248
FHLMC, Series KF29, Class A, VRN, 2.24%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,571,936	1,575,422
FHLMC, Series KF31, Class A, VRN, 2.25%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,921,084	1,926,621
FHLMC, Series KF32, Class A, VRN, 2.25%, 5/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,741,352	1,747,468
FNMA, Series 2014-C02, Class 1M2, VRN, 4.50%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.60%	125,000	132,958
FNMA, Series 2014-C02, Class 2M2, VRN, 4.50%, 5/25/18, resets monthly off the 1-month LIBOR plus 2.60%	608,186	642,462
FNMA, Series 2016-C04, Class 1M1, VRN, 3.35%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.45%	361,492	364,426
FNMA, Series 2016-C05, Class 2M1, VRN, 3.25%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.35%	266,321	267,540
FNMA, Series 2017-C01, Class 1M1, VRN, 3.20%, 5/25/18, resets monthly off the 1-month LIBOR plus 1.30%	567,932	572,773
		8,406,354
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,732,530)		22,658,712
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 2.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.70%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	653,221	653,704
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	613,078
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,000,000	984,266
BX Trust 2018-MCSF, Series 2018-MCSF, Class A, VRN, 2.48%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.58%(2)	700,000	695,317
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM VRN, 4.43%, 5/1/18(6)	675,000	696,765
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 5/1/18(6)	775,000	792,347
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 5/1/18(6)	900,000	909,343
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	373,522
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,775,000	1,731,685
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,100,000	1,083,054
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.60%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,250,000	1,254,329

	Shares/ Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/1/18(6)	$1,000,000	$994,347
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 5/1/18(2)(6)	1,275,000	1,185,474
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 5/1/18(6)	475,000	477,013
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	920,000	903,512
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	275,000	284,225
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	466,548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.80%, 5/15/18, resets monthly off the 1-month LIBOR plus 0.90%(2)	925,000	925,546
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	600,000	564,279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	675,000	651,153
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 5/1/18(2)(6)	725,000	716,200
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	700,000	674,375
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,125,164)		17,630,082
COLLATERALIZED LOAN OBLIGATIONS(5) — 0.8%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.38%, 7/20/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)	750,000	750,399
Dryden 64 CLO Ltd., Series 2018-64A Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)(8)	1,250,000	1,250,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.32%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	575,000	574,873
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.43%, 7/18/18, resets quarterly off the 3-month LIBOR plus 1.07%(2)	600,000	601,227
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.31%, 7/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(2)	800,000	800,747
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.07%, 7/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(2)(8)	850,000	850,000
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.15%(2)	600,000	600,000
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)	1,100,000	1,096,485
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)	500,000	499,141
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,025,164)		7,022,872
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 2.125%, 4/24/26	270,000	251,688
FNMA, 6.625%, 11/15/30	4,870,000	6,516,513
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,910,569)		6,768,201
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	195,000	267,655

	Shares/ Principal Amount	Value
California GO, 7.30%, 10/1/39	$160,000	$228,712
California GO, 7.60%, 11/1/40	80,000	121,728
Houston GO, 3.96%, 3/1/47	120,000	119,849
Los Angeles Community College District GO, 6.68%, 8/1/36	100,000	135,061
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	139,951
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	80,821
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	799,103
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	149,664
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	294,946
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	135,356
New York City GO, 6.27%, 12/1/37	95,000	125,047
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	120,473
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	58,264
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	264,318
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	241,964
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	210,000	257,920
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	108,224
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	130,359
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	92,973
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	141,337
State of California GO, 4.60%, 4/1/38	180,000	187,857
State of California GO, 7.55%, 4/1/39	100,000	149,792
State of Illinois GO, 5.10%, 6/1/33	245,000	228,673
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	85,852
State of Texas GO, 5.52%, 4/1/39	50,000	61,811
State of Washington GO, 5.14%, 8/1/40	20,000	23,736
TOTAL MUNICIPAL SECURITIES (Cost $4,183,692)		4,751,446
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	100,137
Chile Government International Bond, 3.625%, 10/30/42	100,000	93,125
		193,262
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	318,292
Colombia Government International Bond, 7.375%, 9/18/37	300,000	381,750
Colombia Government International Bond, 6.125%, 1/18/41	100,000	113,250
		813,292
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	220,000	254,551
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	592,200

	Shares/ Principal Amount	Value
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$400,000	$377,000
		969,200
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	88,305
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	198,985
		287,290
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	307,425
Philippine Government International Bond, 6.375%, 10/23/34	150,000	188,551
		495,976
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	137,875
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	147,905
		285,780
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	109,669
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	107,100
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,508,793)		3,516,120
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,367,170	15,367,170
U.S. Treasury Bills, 1.89%, 1/31/19(9)	$3,600,000	3,543,900
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,916,708)		18,911,070
TOTAL INVESTMENT SECURITIES — 104.9% (Cost $802,478,822)		928,538,291
OTHER ASSETS AND LIABILITIES — (4.9)%		(43,388,973)
TOTAL NET ASSETS — 100.0%		$885,149,318

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,374	USD	7,916	JPMorgan Chase Bank N.A.	6/13/18	$(195)
EUR	4,998	USD	6,060	JPMorgan Chase Bank N.A.	6/13/18	(7)
USD	411,694	EUR	329,774	JPMorgan Chase Bank N.A.	6/13/18	12,245
USD	9,682	EUR	7,814	JPMorgan Chase Bank N.A.	6/13/18	217
						$12,260

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	1	June 2018	USD	100,000	$113,508	$(627)
U.S. Treasury Long Bonds	6	June 2018	USD	600,000	863,062	3,174
					$976,570	$2,547

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$2,000,000	$35,503	$7,287	$42,790

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$1,300,000	$514	$14,146	$14,660
CPURNSA	Receive	2.28%	11/16/26	$1,300,000	514	9,969	10,483
CPURNSA	Receive	2.27%	11/21/26	$1,300,000	514	10,455	10,969
CPURNSA	Receive	2.17%	5/10/27	$1,100,000	512	18,751	19,263
					$2,054	$53,321	$55,375

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$1,000,000	$9,610
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$1,000,000	7,070
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$1,000,000	8,060
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$1,000,000	10,788
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$1,000,000	7,661
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$1,000,000	9,288
						$52,477

* Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,704,840, which represented 6.7% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $611,252.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $802,478,822)	$928,538,291
Receivable for investments sold	835,756
Receivable for capital shares sold	133,772
Receivable for variation margin on futures contracts	3,625
Receivable for variation margin on swap agreements	3,475
Unrealized appreciation on forward foreign currency exchange contracts	12,462
Swap agreements, at value	52,477
Interest and dividends receivable	2,650,532
932,230,390

Liabilities
Payable for investments purchased	41,859,189
Payable for capital shares redeemed	4,572,319
Unrealized depreciation on forward foreign currency exchange contracts	202
Accrued management fees	648,922
Payable for variation margin on swap agreements	440
47,081,072

Net Assets	$885,149,318

Net Assets Consist of:
Capital (par value and paid-in surplus)	$735,350,300
Undistributed net investment income	1,346,146
Undistributed net realized gain	22,265,558
Net unrealized appreciation	126,187,314
$885,149,318

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$811,232,842	43,250,806	$18.76
I Class, $0.01 Par Value	$73,910,995	3,937,993	$18.77
R5 Class, $0.01 Par Value	$5,481	292	$18.77

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,203,511
Dividends	4,688,439
9,891,950

Expenses:
Management fees	3,958,968
Directors' fees and expenses	7,941
Other expenses	1,184
3,968,093

Net investment income (loss)	5,923,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	25,227,057
Forward foreign currency exchange contract transactions	(8,863)
Futures contract transactions	(433,526)
Swap agreement transactions	6,287
Foreign currency translation transactions	993
24,791,948

Change in net unrealized appreciation (depreciation) on:
Investments	(11,936,390)
Forward foreign currency exchange contracts	(412)
Futures contracts	180,693
Swap agreements	265,925
Translation of assets and liabilities in foreign currencies	(657)
(11,490,841)

Net realized and unrealized gain (loss)	13,301,107

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,224,964

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$5,923,857	$12,490,104
Net realized gain (loss)	24,791,948	40,041,492
Change in net unrealized appreciation (depreciation)	(11,490,841)	57,783,797
Net increase (decrease) in net assets resulting from operations	19,224,964	110,315,393

Distributions to Shareholders
From net investment income:
Investor Class	(5,208,401)	(12,032,665)
I Class	(539,361)	(1,102,956)
R5 Class	(40)	(46)
From net realized gains:
Investor Class	(35,757,016)	(7,066,911)
I Class	(3,221,747)	(560,856)
R5 Class	(236)	—
Decrease in net assets from distributions	(44,726,801)	(20,763,434)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,692,319	(15,464,903)

Net increase (decrease) in net assets	(2,809,518)	74,087,056

Net Assets
Beginning of period	887,958,836	813,871,780
End of period	$885,149,318	$887,958,836

Undistributed net investment income	$1,346,146	$1,170,091

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class. Sale of R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,314,360 and $3,711,178, respectively. The effect of interfund transactions on the Statement of Operations was $684,602 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $522,602,613, of which $255,516,830 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $531,749,027, of which $263,276,558 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	360,000,000		360,000,000
Sold	1,903,193	$36,367,693	3,792,164	$68,827,438
Issued in reinvestment of distributions	2,115,401	40,018,696	1,033,181	18,655,112
Redeemed	(2,953,565)	(56,297,780)	(6,045,243)	(110,644,072)
	1,065,029	20,088,609	(1,219,898)	(23,161,522)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	285,378	5,457,459	1,099,075	20,321,149
Issued in reinvestment of distributions	197,644	3,742,591	91,815	1,661,482
Redeemed	(343,269)	(6,596,616)	(777,932)	(14,291,058)
	139,753	2,603,434	412,958	7,691,573
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	275	5,000
Issued in reinvestment of distributions	15	276	2	46
	15	276	277	5,046
Net increase (decrease)	1,204,797	$22,692,319	(806,663)	$(15,464,903)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$533,727,777	—	—
Corporate Bonds	—	$115,302,310	—
U.S. Treasury Securities	—	90,672,787	—
U.S. Government Agency Mortgage-Backed Securities	—	83,015,167	—
Asset-Backed Securities	—	24,561,747	—
Collateralized Mortgage Obligations	—	22,658,712	—
Commercial Mortgage-Backed Securities	—	17,630,082	—
Collateralized Loan Obligations	—	7,022,872	—
U.S. Government Agency Securities	—	6,768,201	—
Municipal Securities	—	4,751,446	—
Sovereign Governments and Agencies	—	3,516,120	—
Temporary Cash Investments	15,367,170	3,543,900	—
	$549,094,947	$379,443,344	—
Other Financial Instruments
Futures Contracts	$3,174	—	—
Swap Agreements	—	$150,642	—
Forward Foreign Currency Exchange Contracts	—	12,462	—
	$3,174	$163,104	—

Liabilities
Other Financial Instruments
Futures Contracts	$627	—	—
Forward Foreign Currency Exchange Contracts	—	$202	—
	$627	$202	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $2,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $410,749.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $4,433,333 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $11,000,000.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$440
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$12,462	Unrealized depreciation on forward foreign currency exchange contracts	202
Interest Rate Risk	Receivable for variation margin on futures contracts*	3,625	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	3,475	Payable for variation margin on swap agreements*	—
Other Contracts	Swap agreements	52,477	Swap agreements	—
		$72,039		$642

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$6,287	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,744)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(8,863)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(412)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(433,526)	Change in net unrealized appreciation (depreciation) on futures contracts	180,693
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	267,669
		$(436,102)		$446,206

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$804,982,587
Gross tax appreciation of investments	$138,201,737
Gross tax depreciation of investments	(14,646,033)
Net tax appreciation (depreciation) of investments	$123,555,704

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$19.31	0.12	0.30	0.42	(0.12)	(0.85)	(0.97)	$18.76	2.17%	0.90%(4)	1.31%(4)	57%	$811,233
2017	$17.39	0.26	2.10	2.36	(0.28)	(0.16)	(0.44)	$19.31	13.78%	0.91%	1.44%	112%	$814,569
2016	$17.91	0.25	0.26	0.51	(0.26)	(0.77)	(1.03)	$17.39	3.14%	0.90%	1.44%	104%	$754,957
2015	$19.38	0.26	(0.08)	0.18	(0.28)	(1.37)	(1.65)	$17.91	0.98%	0.90%	1.43%	94%	$789,209
2014	$19.19	0.25	1.66	1.91	(0.28)	(1.44)	(1.72)	$19.38	10.76%	0.90%	1.36%	64%	$815,636
2013	$17.41	0.30	2.25	2.55	(0.31)	(0.46)	(0.77)	$19.19	15.21%	0.90%	1.64%	81%	$721,523
I Class
2018(3)	$19.32	0.14	0.30	0.44	(0.14)	(0.85)	(0.99)	$18.77	2.27%	0.70%(4)	1.51%(4)	57%	$73,911
2017	$17.40	0.30	2.09	2.39	(0.31)	(0.16)	(0.47)	$19.32	13.99%	0.71%	1.64%	112%	$73,385
2016	$17.92	0.28	0.27	0.55	(0.30)	(0.77)	(1.07)	$17.40	3.35%	0.70%	1.64%	104%	$58,915
2015	$19.39	0.30	(0.09)	0.21	(0.31)	(1.37)	(1.68)	$17.92	1.19%	0.70%	1.63%	94%	$54,230
2014	$19.20	0.29	1.65	1.94	(0.31)	(1.44)	(1.75)	$19.39	10.98%	0.70%	1.56%	64%	$49,009
2013	$17.41	0.32	2.28	2.60	(0.35)	(0.46)	(0.81)	$19.20	15.49%	0.70%	1.84%	81%	$47,004
R5 Class
2018(3)	$19.32	0.14	0.30	0.44	(0.14)	(0.85)	(0.99)	$18.77	2.27%	0.70%(4)	1.51%(4)	57%	$5
2017(5)	$18.18	0.17	1.14	1.31	(0.17)	—	(0.17)	$19.32	7.21%	0.71%(4)	1.66%(4)	112%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 1806

Semiannual Report

April 30, 2018

Capital Value Fund
Investor Class (ACTIX)
I Class (ACPIX)
A Class (ACCVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	3.4%
Pfizer, Inc.	3.2%
Chevron Corp.	3.2%
Wells Fargo & Co.	3.0%
Johnson & Johnson	2.9%
Cisco Systems, Inc.	2.8%
Bank of America Corp.	2.6%
TOTAL SA	2.5%
Oracle Corp. (New York)	2.2%
Schlumberger Ltd.	2.2%

Top Five Industries	% of net assets
Banks	14.8%
Oil, Gas and Consumable Fuels	13.3%
Pharmaceuticals	10.1%
Health Care Equipment and Supplies	6.5%
Insurance	4.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	92.2%
Foreign Common Stocks*	6.4%
Total Common Stocks	98.6%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.1%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.80	$4.99	1.00%
I Class	$1,000	$1,012.80	$3.99	0.80%
A Class	$1,000	$1,010.30	$6.23	1.25%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.4%
Textron, Inc.	9,250	$574,795
United Technologies Corp.	11,740	1,410,561
		1,985,356
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	3,560	404,060
Auto Components — 0.8%
Aptiv plc	4,170	352,699
BorgWarner, Inc.	9,280	454,163
Delphi Technologies plc	7,680	371,789
		1,178,651
Automobiles — 0.5%
Ford Motor Co.	67,440	758,026
Banks — 14.8%
Bank of America Corp.	125,100	3,742,992
BB&T Corp.	23,090	1,219,152
Citigroup, Inc.	35,650	2,433,826
JPMorgan Chase & Co.	44,260	4,814,603
KeyCorp	30,740	612,341
PNC Financial Services Group, Inc. (The)	10,410	1,515,800
U.S. Bancorp	52,980	2,672,841
Wells Fargo & Co.	82,190	4,270,592
		21,282,147
Beverages — 0.7%
PepsiCo, Inc.	10,310	1,040,691
Biotechnology — 1.3%
Amgen, Inc.	8,770	1,530,190
Celgene Corp.(1)	3,910	340,561
		1,870,751
Building Products — 1.4%
Johnson Controls International plc	58,800	1,991,556
Capital Markets — 3.9%
Ameriprise Financial, Inc.	4,490	629,543
BlackRock, Inc.	2,750	1,434,125
Goldman Sachs Group, Inc. (The)	3,100	738,823
Invesco Ltd.	24,580	712,083
Morgan Stanley	19,390	1,000,912
State Street Corp.	11,230	1,120,529
		5,636,015
Chemicals — 1.4%
DowDuPont, Inc.	25,300	1,599,972
LyondellBasell Industries NV, Class A	3,680	389,086
		1,989,058
Communications Equipment — 2.8%
Cisco Systems, Inc.	91,420	4,048,992
6

	Shares	Value
Containers and Packaging — 0.6%
WestRock Co.	14,760	$873,202
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	4,970	962,838
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	69,180	2,262,186
Verizon Communications, Inc.	33,050	1,631,017
		3,893,203
Electric Utilities — 3.2%
Edison International	15,310	1,003,111
Eversource Energy	18,450	1,111,612
PG&E Corp.	11,270	519,547
Pinnacle West Capital Corp.	6,250	503,125
Xcel Energy, Inc.	31,870	1,492,791
		4,630,186
Electrical Equipment — 0.9%
Eaton Corp. plc	16,300	1,222,989
Energy Equipment and Services — 3.1%
Baker Hughes a GE Co.	32,670	1,179,714
Schlumberger Ltd.	46,550	3,191,468
		4,371,182
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Property Group, Inc.	16,570	246,727
Food and Staples Retailing — 1.6%
Walmart, Inc.	25,570	2,261,922
Food Products — 2.4%
General Mills, Inc.	8,290	362,605
Kellogg Co.	15,960	940,044
Mondelez International, Inc., Class A	53,050	2,095,475
		3,398,124
Health Care Equipment and Supplies — 6.5%
Abbott Laboratories	31,260	1,817,144
CVS Health Corp.	22,410	1,564,890
Medtronic plc	38,440	3,080,197
Siemens Healthineers AG(1)	20,150	785,595
Zimmer Biomet Holdings, Inc.	18,400	2,119,128
		9,366,954
Health Care Providers and Services — 3.4%
Aetna, Inc.	4,080	730,524
Anthem, Inc.	3,990	941,600
Cardinal Health, Inc.	9,500	609,615
HCA Healthcare, Inc.	13,310	1,274,299
McKesson Corp.	7,990	1,248,118
		4,804,156
Household Products — 1.9%
Procter & Gamble Co. (The)	37,570	2,717,814
Industrial Conglomerates — 1.5%
General Electric Co.	106,720	1,501,550
Siemens AG	5,590	711,103
		2,212,653

7

	Shares	Value
Insurance — 4.8%
Allstate Corp. (The)	7,070	$691,587
American International Group, Inc.	22,190	1,242,640
Chubb Ltd.	19,310	2,619,788
MetLife, Inc.	23,980	1,143,127
Principal Financial Group, Inc.	5,640	334,001
Prudential Financial, Inc.	8,370	889,898
		6,921,041
Machinery — 1.1%
IMI plc	25,430	381,199
Ingersoll-Rand plc	8,820	739,910
Stanley Black & Decker, Inc.	3,620	512,556
		1,633,665
Media — 1.0%
Time Warner, Inc.	15,780	1,495,944
Multiline Retail — 0.6%
Target Corp.	11,440	830,544
Oil, Gas and Consumable Fuels — 13.3%
Anadarko Petroleum Corp.	17,240	1,160,597
Chevron Corp.	36,740	4,596,541
ConocoPhillips	30,570	2,002,335
Exxon Mobil Corp.	21,660	1,684,065
Imperial Oil Ltd.	11,640	361,996
Noble Energy, Inc.	27,010	913,748
Occidental Petroleum Corp.	34,340	2,653,108
Royal Dutch Shell plc, Class B ADR	28,930	2,095,111
TOTAL SA	57,730	3,625,236
		19,092,737
Pharmaceuticals — 10.1%
Allergan plc	9,180	1,410,507
Johnson & Johnson	33,260	4,207,057
Merck & Co., Inc.	51,270	3,018,265
Pfizer, Inc.	126,160	4,618,718
Roche Holding AG	5,370	1,191,398
		14,445,945
Road and Rail — 0.5%
Union Pacific Corp.	4,920	657,460
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	18,750	931,313
Intel Corp.	39,220	2,024,536
Microchip Technology, Inc.	4,530	378,980
QUALCOMM, Inc.	17,630	899,306
		4,234,135
Software — 2.2%
Oracle Corp. (New York)	70,470	3,218,365
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	10,850	1,241,783
AutoZone, Inc.(1)	660	412,183
L Brands, Inc.	21,040	734,506
Lowe's Cos., Inc.	4,190	345,382
		2,733,854

8

	Shares	Value
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	4,650	$768,459
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp.	4,020	441,597
Tobacco — 1.3%
Altria Group, Inc.	10,120	567,833
Philip Morris International, Inc.	15,050	1,234,100
		1,801,933
TOTAL COMMON STOCKS (Cost $98,263,170)		141,422,932
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $1,063,640), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $1,041,265)		1,041,223
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $885,693), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $868,018)		868,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	705	705
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,909,928)		1,909,928
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $100,173,098)		143,332,860
OTHER ASSETS AND LIABILITIES — 0.1%		169,217
TOTAL NET ASSETS — 100.0%		$143,502,077

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	10,538	USD	8,226	Morgan Stanley	6/29/18	$(7)
CAD	34,902	USD	27,799	Morgan Stanley	6/29/18	(578)
CAD	29,544	USD	23,065	Morgan Stanley	6/29/18	(23)
USD	10,011	CAD	12,570	Morgan Stanley	6/29/18	208
USD	8,635	CAD	11,062	Morgan Stanley	6/29/18	8
USD	10,121	CAD	13,037	Morgan Stanley	6/29/18	(47)
USD	15,156	CAD	19,338	Morgan Stanley	6/29/18	73
USD	288,426	CAD	373,070	Morgan Stanley	6/29/18	(2,542)
USD	12,240	CAD	15,687	Morgan Stanley	6/29/18	5
USD	914,693	CHF	865,116	Credit Suisse AG	6/29/18	37,318
USD	73,071	CHF	69,478	Credit Suisse AG	6/29/18	2,608
EUR	82,875	USD	103,940	UBS AG	6/29/18	(3,418)
USD	111,859	EUR	90,238	UBS AG	6/29/18	2,407
USD	110,151	EUR	88,823	UBS AG	6/29/18	2,416
USD	110,077	EUR	89,189	UBS AG	6/29/18	1,897
USD	3,629,733	EUR	2,935,490	UBS AG	6/29/18	69,196
USD	248,740	EUR	201,515	UBS AG	6/29/18	4,317
USD	99,079	EUR	79,746	UBS AG	6/29/18	2,353
USD	64,010	GBP	45,328	Morgan Stanley	6/29/18	1,429
USD	63,402	GBP	45,236	Morgan Stanley	6/29/18	948
USD	1,787,484	GBP	1,264,285	Morgan Stanley	6/29/18	41,977
USD	51,302	GBP	36,418	Morgan Stanley	6/29/18	1,022
USD	70,398	GBP	49,463	Morgan Stanley	6/29/18	2,108
						$163,675

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $100,173,098)	$143,332,860
Foreign currency holdings, at value (cost of $2)	2
Receivable for investments sold	246,158
Receivable for capital shares sold	22,404
Unrealized appreciation on forward foreign currency exchange contracts	170,290
Dividends and interest receivable	172,903
143,944,617

Liabilities
Payable for capital shares redeemed	317,014
Unrealized depreciation on forward foreign currency exchange contracts	6,615
Accrued management fees	118,090
Distribution and service fees payable	821
442,540

Net Assets	$143,502,077

Net Assets Consist of:
Capital (par value and paid-in surplus)	$96,895,078
Undistributed net investment income	593,484
Undistributed net realized gain	2,690,805
Net unrealized appreciation	43,322,710
$143,502,077

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$137,354,574	16,056,713	$8.55
I Class, $0.01 Par Value	$2,148,586	250,463	$8.58
A Class, $0.01 Par Value	$3,998,917	468,878	$8.53*
*Maximum offering price $9.05 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $23,201)	$1,945,585
Interest	10,597
1,956,182

Expenses:
Management fees	819,708
Distribution and service fees - A Class	4,942
Directors' fees and expenses	1,290
825,940
Fees waived(1)	(74,750)
751,190

Net investment income (loss)	1,204,992

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,483,385
Forward foreign currency exchange contract transactions	(124,076)
Foreign currency translation transactions	1,280
3,360,589

Change in net unrealized appreciation (depreciation) on:
Investments	(2,564,850)
Forward foreign currency exchange contracts	28,899
Translation of assets and liabilities in foreign currencies	(727)
(2,536,678)

Net realized and unrealized gain (loss)	823,911

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,028,903

(1)	Amount consists of $71,502, $1,271 and $1,977 for Investor Class, I Class and A Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$1,204,992	$2,701,441
Net realized gain (loss)	3,360,589	14,344,889
Change in net unrealized appreciation (depreciation)	(2,536,678)	6,707,469
Net increase (decrease) in net assets resulting from operations	2,028,903	23,753,799

Distributions to Shareholders
From net investment income:
Investor Class	(2,166,479)	(2,191,476)
I Class	(45,468)	(35,875)
A Class	(46,602)	(59,449)
From net realized gains:
Investor Class	(12,836,925)	(9,545,165)
I Class	(236,838)	(137,766)
A Class	(333,234)	(311,203)
Decrease in net assets from distributions	(15,665,546)	(12,280,934)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,754,902	943,959

Net increase (decrease) in net assets	(8,881,741)	12,416,824

Net Assets
Beginning of period	152,383,818	139,966,994
End of period	$143,502,077	$152,383,818

Undistributed net investment income	$593,484	$1,647,041

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class and A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

14

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2018, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2018, are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.900% to 1.100%	1.10%	1.00%
I Class	0.700% to 0.900%	0.90%	0.80%
A Class	0.900% to 1.100%	1.10%	1.00%

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $43,943 and $30,501, respectively. The effect of interfund transactions on the Statement of Operations was $21,493 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $12,070,829 and $22,220,440, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	180,000,000		180,000,000
Sold	330,790	$2,971,655	1,153,110	$10,522,431
Issued in reinvestment of distributions	1,625,614	14,207,863	1,257,615	11,104,738
Redeemed	(1,380,646)	(12,362,798)	(2,277,001)	(20,744,578)
	575,758	4,816,720	133,724	882,591
I Class/Shares Authorized	20,000,000		20,000,000
Sold	17,755	156,623	151,082	1,380,796
Issued in reinvestment of distributions	17,238	151,008	12,824	113,359
Redeemed	(114,661)	(1,041,571)	(53,781)	(491,331)
	(79,668)	(733,940)	110,125	1,002,824
A Class/Shares Authorized	40,000,000		40,000,000
Sold	88,509	792,145	156,156	1,420,499
Issued in reinvestment of distributions	43,164	376,394	41,700	367,377
Redeemed	(56,245)	(496,417)	(301,198)	(2,729,332)
	75,428	672,122	(103,342)	(941,456)
Net increase (decrease)	571,518	$4,754,902	140,507	$943,959

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$134,366,405	$7,056,527	—
Temporary Cash Investments	705	1,909,223	—
	$134,367,110	$8,965,750	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$170,290	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,615	—

17

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $7,408,319.

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $170,290 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $6,615 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(124,076) in net realized gain (loss) on forward foreign currency exchange contract transactions and $28,899 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$100,885,372
Gross tax appreciation of investments	$45,873,684
Gross tax depreciation of investments	(3,426,196)
Net tax appreciation (depreciation) of investments	$42,447,488

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$9.40	0.07	0.06	0.13	(0.14)	(0.84)	(0.98)	$8.55	1.18%	1.00%(4)	1.10%(4)	1.62%(4)	1.52%(4)	8%	$137,355
2017	$8.71	0.16	1.29	1.45	(0.14)	(0.62)	(0.76)	$9.40	17.24%	1.01%	1.11%	1.76%	1.66%	26%	$145,583
2016	$9.05	0.14	0.21	0.35	(0.14)	(0.55)	(0.69)	$8.71	4.36%	1.00%	1.10%	1.72%	1.62%	45%	$133,732
2015	$9.71	0.12	(0.08)	0.04	(0.13)	(0.57)	(0.70)	$9.05	0.61%	1.00%	1.10%	1.28%	1.18%	31%	$143,698
2014	$8.51	0.12	1.20	1.32	(0.12)	—	(0.12)	$9.71	15.68%	1.00%	1.10%	1.32%	1.22%	31%	$151,715
2013	$6.89	0.13	1.61	1.74	(0.12)	—	(0.12)	$8.51	25.67%	1.00%	1.10%	1.66%	1.56%	26%	$138,884
I Class
2018(3)	$9.44	0.08	0.06	0.14	(0.16)	(0.84)	(1.00)	$8.58	1.28%	0.80%(4)	0.90%(4)	1.82%(4)	1.72%(4)	8%	$2,149
2017	$8.74	0.18	1.30	1.48	(0.16)	(0.62)	(0.78)	$9.44	17.55%	0.81%	0.91%	1.96%	1.86%	26%	$3,116
2016	$9.08	0.16	0.21	0.37	(0.16)	(0.55)	(0.71)	$8.74	4.67%	0.80%	0.90%	1.92%	1.82%	45%	$1,924
2015	$9.74	0.14	(0.08)	0.06	(0.15)	(0.57)	(0.72)	$9.08	0.72%	0.80%	0.90%	1.48%	1.38%	31%	$3,071
2014	$8.54	0.14	1.20	1.34	(0.14)	—	(0.14)	$9.74	15.86%	0.80%	0.90%	1.52%	1.42%	31%	$3,019
2013	$6.90	0.15	1.62	1.77	(0.13)	—	(0.13)	$8.54	26.00%	0.80%	0.90%	1.86%	1.76%	26%	$3,289

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$9.37	0.06	0.06	0.12	(0.12)	(0.84)	(0.96)	$8.53	1.03%	1.25%(4)	1.35%(4)	1.37%(4)	1.27%(4)	8%	$3,999
2017	$8.68	0.13	1.30	1.43	(0.12)	(0.62)	(0.74)	$9.37	16.99%	1.26%	1.36%	1.51%	1.41%	26%	$3,685
2016	$9.01	0.12	0.22	0.34	(0.12)	(0.55)	(0.67)	$8.68	4.21%	1.25%	1.35%	1.47%	1.37%	45%	$4,312
2015	$9.67	0.09	(0.07)	0.02	(0.11)	(0.57)	(0.68)	$9.01	0.34%	1.25%	1.35%	1.03%	0.93%	31%	$4,504
2014	$8.48	0.10	1.19	1.29	(0.10)	—	(0.10)	$9.67	15.32%	1.25%	1.35%	1.07%	0.97%	31%	$4,107
2013	$6.87	0.11	1.62	1.73	(0.12)	—	(0.12)	$8.48	25.51%	1.25%	1.35%	1.41%	1.31%	26%	$3,155

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92360 1806

Semiannual Report

April 30, 2018

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.2%
Microsoft Corp.	5.5%
Facebook, Inc., Class A	5.0%
Apple, Inc.	3.8%
Visa, Inc., Class A	3.1%
Boeing Co. (The)	3.0%
Lockheed Martin Corp.	2.2%
Palo Alto Networks, Inc.	2.1%
Applied Materials, Inc.	2.0%

Top Five Industries	% of net assets
Internet Software and Services	13.4%
Software	9.6%
IT Services	7.2%
Internet and Direct Marketing Retail	7.1%
Semiconductors and Semiconductor Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.4)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,063.10	$4.96	0.97%
I Class	$1,000	$1,064.20	$3.94	0.77%
Y Class	$1,000	$1,064.80	$3.17	0.62%
A Class	$1,000	$1,061.70	$6.24	1.22%
C Class	$1,000	$1,058.00	$10.05	1.97%
R Class	$1,000	$1,060.40	$7.51	1.47%
R5 Class	$1,000	$1,064.20	$3.94	0.77%
R6 Class	$1,000	$1,065.00	$3.17	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 5.2%
Boeing Co. (The)	743,126	$247,877,109
Lockheed Martin Corp.	559,399	179,477,575
		427,354,684
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	852,884	82,866,209
Airlines — 1.6%
Delta Air Lines, Inc.	2,470,514	129,010,241
Banks — 0.5%
Bank of America Corp.	1,454,263	43,511,549
Beverages — 1.4%
PepsiCo, Inc.	1,162,440	117,336,694
Biotechnology — 3.0%
Amgen, Inc.	281,377	49,094,659
Biogen, Inc.(1)	379,297	103,775,659
Exelixis, Inc.(1)	509,275	10,603,106
Regeneron Pharmaceuticals, Inc.(1)	53,624	16,284,536
Vertex Pharmaceuticals, Inc.(1)	452,643	69,326,802
		249,084,762
Capital Markets — 1.8%
Charles Schwab Corp. (The)	1,338,879	74,548,783
S&P Global, Inc.	390,382	73,626,045
		148,174,828
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	797,403	84,309,419
Communications Equipment — 2.1%
Palo Alto Networks, Inc.(1)	915,866	176,313,364
Consumer Finance — 1.1%
American Express Co.	878,127	86,715,041
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	846,246	60,328,877
Energy Equipment and Services — 0.8%
Halliburton Co.	1,294,761	68,609,385
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	1,007,337	62,162,766
SBA Communications Corp.(1)	894,519	143,328,780
		205,491,546
Food and Staples Retailing — 1.6%
Walgreens Boots Alliance, Inc.	1,101,893	73,220,790
Walmart, Inc.	695,874	61,557,014
		134,777,804

6

	Shares	Value
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	125,926	$37,897,430
Boston Scientific Corp.(1)	2,898,480	83,244,346
Edwards Lifesciences Corp.(1)	945,190	120,379,398
IDEXX Laboratories, Inc.(1)	172,191	33,489,428
Intuitive Surgical, Inc.(1)	248,267	109,431,128
Penumbra, Inc.(1)	239,044	29,725,121
		414,166,851
Health Care Providers and Services — 1.8%
Quest Diagnostics, Inc.	318,271	32,209,025
Tivity Health, Inc.(1)	721,528	25,938,932
WellCare Health Plans, Inc.(1)	451,499	92,629,535
		150,777,492
Health Care Technology — 0.5%
Cerner Corp.(1)	759,948	44,266,971
Hotels, Restaurants and Leisure — 4.4%
Chipotle Mexican Grill, Inc.(1)	103,659	43,881,964
Darden Restaurants, Inc.	996,258	92,512,518
Las Vegas Sands Corp.	1,050,632	77,042,845
Royal Caribbean Cruises Ltd.	1,338,031	144,761,574
		358,198,901
Household Products — 1.8%
Church & Dwight Co., Inc.	1,386,296	64,046,875
Procter & Gamble Co. (The)	1,208,714	87,438,371
		151,485,246
Industrial Conglomerates — 0.5%
3M Co.	212,839	41,373,773
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	328,720	514,818,254
Netflix, Inc.(1)	213,164	66,605,223
		581,423,477
Internet Software and Services — 13.4%
Alphabet, Inc., Class A(1)	582,322	593,141,543
Facebook, Inc., Class A(1)	2,411,081	414,705,932
LogMeIn, Inc.	429,204	47,298,281
Twitter, Inc.(1)	754,138	22,857,923
VeriSign, Inc.(1)	224,827	26,399,186
		1,104,402,865
IT Services — 7.2%
DXC Technology Co.	1,026,897	105,832,005
Fiserv, Inc.(1)	928,202	65,772,394
Global Payments, Inc.	320,522	36,235,012
PayPal Holdings, Inc.(1)	1,690,771	126,148,424
Visa, Inc., Class A	2,013,550	255,479,224
		589,467,059
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	1,035,517	68,074,888

7

	Shares	Value
Illumina, Inc.(1)	180,597	$43,511,235
Waters Corp.(1)	35,479	6,684,598
		118,270,721
Machinery — 2.5%
Cummins, Inc.	570,860	91,257,680
Parker-Hannifin Corp.	295,918	48,714,021
WABCO Holdings, Inc.(1)	518,867	66,928,654
		206,900,355
Media — 0.6%
Liberty Media Corp-Liberty Formula One, Class C(1)	629,512	18,583,194
Sirius XM Holdings, Inc.	5,313,904	33,637,013
		52,220,207
Multiline Retail — 3.5%
Dollar Tree, Inc.(1)	1,296,222	124,294,727
Target Corp.	2,279,306	165,477,616
		289,772,343
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	207,661	32,646,386
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	217,496	32,208,983
Pharmaceuticals — 0.6%
Zoetis, Inc.	603,014	50,339,609
Road and Rail — 1.7%
Union Pacific Corp.	1,037,031	138,578,452
Semiconductors and Semiconductor Equipment — 5.7%
Applied Materials, Inc.	3,391,673	168,464,398
ASML Holding NV	657,496	124,271,646
Broadcom, Inc.	550,978	126,405,373
Maxim Integrated Products, Inc.	851,349	46,398,520
		465,539,937
Software — 9.6%
Activision Blizzard, Inc.	598,000	39,677,300
Electronic Arts, Inc.(1)	586,640	69,211,787
Microsoft Corp.	4,833,596	452,037,898
salesforce.com, Inc.(1)	912,890	110,450,561
Splunk, Inc.(1)	428,535	43,989,118
Symantec Corp.	2,127,847	59,132,868
Take-Two Interactive Software, Inc.(1)	126,444	12,607,731
		787,107,263
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	976,886	82,888,777
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	1,916,950	316,795,157
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc.	867,420	46,641,173
Tobacco — 1.9%
Altria Group, Inc.	1,807,929	101,442,896

8

	Shares/Principal Amount	Value
Philip Morris International, Inc.	643,500	$52,767,000
		154,209,896
TOTAL COMMON STOCKS (Cost $5,677,715,820)		8,223,566,297
TEMPORARY CASH INVESTMENTS — 0.7%
Federal Home Loan Bank Discount Notes, 1.61%, 5/1/18(2)	$40,000,000	40,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $8,846,876), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $8,660,771)		8,660,420
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $7,364,797), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $7,219,148)		7,219,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,988	4,988
TOTAL TEMPORARY CASH INVESTMENTS (Cost $55,884,408)		55,884,408
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $5,733,600,228)		8,279,450,705
OTHER ASSETS AND LIABILITIES — (0.4)%		(35,847,521)
TOTAL NET ASSETS — 100.0%		$8,243,603,184

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,721,963	USD	3,370,116	UBS AG	6/29/18	$(68,572)
EUR	2,856,830	USD	3,526,329	UBS AG	6/29/18	(61,200)
EUR	4,591,787	USD	5,667,183	UBS AG	6/29/18	(97,678)
EUR	2,783,130	USD	3,465,404	UBS AG	6/29/18	(89,667)
EUR	3,425,391	USD	4,296,016	UBS AG	6/29/18	(141,264)
USD	132,045,079	EUR	106,217,711	UBS AG	6/29/18	3,210,668
						$2,752,287

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,733,600,228)	$8,279,450,705
Receivable for investments sold	103,310,346
Receivable for capital shares sold	1,626,593
Unrealized appreciation on forward foreign currency exchange contracts	3,210,668
Dividends and interest receivable	3,363,767
8,390,962,079

Liabilities
Payable for investments purchased	137,036,958
Payable for capital shares redeemed	3,654,074
Unrealized depreciation on forward foreign currency exchange contracts	458,381
Accrued management fees	6,133,916
Distribution and service fees payable	75,566
147,358,895

Net Assets	$8,243,603,184

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,198,724,549
Undistributed net investment income	8,338,375
Undistributed net realized gain	487,939,570
Net unrealized appreciation	2,548,600,690
$8,243,603,184

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$5,771,498,820	171,255,825	$33.70
I Class, $0.01 Par Value	$1,161,112,298	33,858,083	$34.29
Y Class, $0.01 Par Value	$54,618,180	1,591,718	$34.31
A Class, $0.01 Par Value	$108,889,201	3,333,867	$32.66*
C Class, $0.01 Par Value	$10,135,257	324,849	$31.20
R Class, $0.01 Par Value	$107,055,483	3,352,665	$31.93
R5 Class, $0.01 Par Value	$6,109	178	$34.32
R6 Class, $0.01 Par Value	$1,030,287,836	30,063,139	$34.27
*Maximum offering price $34.65 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $167,090)	$47,667,114
Interest	228,657
47,895,771

Expenses:
Management fees	37,377,224
Distribution and service fees:
A Class	141,878
C Class	50,353
R Class	269,104
Directors' fees and expenses	73,718
Other expenses	1,293
37,913,570

Net investment income (loss)	9,982,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	494,045,674
Forward foreign currency exchange contract transactions	(3,860,916)
Futures contract transactions	434,980
Foreign currency translation transactions	(9,270)
490,610,468

Change in net unrealized appreciation (depreciation) on:
Investments	10,222,102
Forward foreign currency exchange contracts	1,120,710
Translation of assets and liabilities in foreign currencies	(1,950)
11,340,862

Net realized and unrealized gain (loss)	501,951,330

Net Increase (Decrease) in Net Assets Resulting from Operations	$511,933,531

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$9,982,201	$24,105,022
Net realized gain (loss)	490,610,468	816,727,662
Change in net unrealized appreciation (depreciation)	11,340,862	1,061,164,106
Net increase (decrease) in net assets resulting from operations	511,933,531	1,901,996,790

Distributions to Shareholders
From net investment income:
Investor Class	(9,131,116)	(30,098,944)
I Class	(4,212,741)	(10,110,336)
Y Class	(230,157)	—
A Class	—	(493,592)
R Class	—	(77,006)
R5 Class	(18)	—
R6 Class	(5,053,684)	(3,809,345)
From net realized gains:
Investor Class	(530,446,224)	(227,335,406)
I Class	(107,327,827)	(56,667,053)
Y Class	(5,089,700)	—
A Class	(10,572,457)	(6,581,911)
C Class	(989,243)	(441,655)
R Class	(10,340,503)	(4,398,218)
R5 Class	(536)	—
R6 Class	(90,613,913)	(17,899,899)
Decrease in net assets from distributions	(774,008,119)	(357,913,365)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	337,952,057	(439,720,200)

Net increase (decrease) in net assets	75,877,469	1,104,363,225

Net Assets
Beginning of period	8,167,725,715	7,063,362,490
End of period	$8,243,603,184	$8,167,725,715

Undistributed net investment income	$8,338,375	$16,983,890

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

15

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,417,215 and $47,659,403, respectively. The effect of interfund transactions on the Statement of Operations was $11,999,730 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $1,562,336,647 and $1,989,492,558, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	4,346,685	$149,154,518	11,403,461	$358,006,508
Issued in reinvestment of distributions	15,758,217	521,754,577	8,815,428	249,564,765
Redeemed	(10,572,631)	(364,986,033)	(37,349,836)	(1,171,385,793)
	9,532,271	305,923,062	(17,130,947)	(563,814,520)
I Class/Shares Authorized	400,000,000		400,000,000
Sold	2,408,457	84,692,521	8,934,676	287,954,459
Issued in reinvestment of distributions	3,275,221	110,276,696	2,309,948	66,411,012
Redeemed	(7,627,213)	(269,477,917)	(20,028,587)	(613,188,444)
	(1,943,535)	(74,508,700)	(8,783,963)	(258,822,973)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	74,389	2,613,341	1,689,777	56,076,451
Issued in reinvestment of distributions	158,000	5,319,857	—	—
Redeemed	(222,585)	(7,900,310)	(107,863)	(3,653,822)
	9,804	32,888	1,581,914	52,422,629
A Class/Shares Authorized	120,000,000		120,000,000
Sold	340,201	11,332,016	708,516	21,112,032
Issued in reinvestment of distributions	265,742	8,535,632	225,286	6,211,139
Redeemed	(612,115)	(20,611,422)	(2,874,696)	(87,213,286)
	(6,172)	(743,774)	(1,940,894)	(59,890,115)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	30,090	960,593	56,427	1,636,645
Issued in reinvestment of distributions	27,606	849,166	12,938	345,575
Redeemed	(37,750)	(1,209,557)	(112,183)	(3,314,908)
	19,946	600,202	(42,818)	(1,332,688)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	219,902	7,209,639	359,182	10,783,702
Issued in reinvestment of distributions	324,563	10,201,001	162,884	4,414,145
Redeemed	(327,191)	(10,691,314)	(912,178)	(26,648,938)
	217,274	6,719,326	(390,112)	(11,451,091)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	162	5,000
Issued in reinvestment of distributions	16	554	—	—
	16	554	162	5,000
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	1,850,584	64,710,597	17,057,639	512,455,239
Issued in reinvestment of distributions	2,844,710	95,667,597	756,156	21,709,244
Redeemed	(1,736,753)	(60,449,695)	(4,113,055)	(131,000,925)
	2,958,541	99,928,499	13,700,740	403,163,558
Net increase (decrease)	10,788,145	$337,952,057	(13,005,918)	$(439,720,200)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,099,294,651	$124,271,646	—
Temporary Cash Investments	4,988	55,879,420	—
	$8,099,299,639	$180,151,066	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,210,668	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$458,381	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by

18

a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $141,160,076.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$3,210,668	Unrealized depreciation on forward foreign currency exchange contracts	$458,381

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$434,980	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(3,860,916)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$1,120,710
		$(3,425,936)		$1,120,710

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,734,852,572
Gross tax appreciation of investments	$2,603,804,034
Gross tax depreciation of investments	(59,205,901)
Net tax appreciation (depreciation) of investments	$2,544,598,133

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$34.93	0.03	2.12	2.15	(0.06)	(3.32)	(3.38)	$33.70	6.31%	0.97%(4)	0.18%(4)	19%	$5,771,499
2017	$28.64	0.08	7.67	7.75	(0.17)	(1.29)	(1.46)	$34.93	28.26%	0.98%	0.26%	48%	$5,648,965
2016	$30.57	0.16	(0.08)	0.08	(0.10)	(1.91)	(2.01)	$28.64	0.40%	0.98%	0.57%	36%	$5,122,550
2015	$35.39	0.10	2.34	2.44	(0.10)	(7.16)	(7.26)	$30.57	9.07%	0.97%	0.35%	49%	$5,952,798
2014	$33.10	0.11	4.22	4.33	(0.12)	(1.92)	(2.04)	$35.39	13.84%	0.97%	0.32%	103%	$6,021,115
2013	$27.48	0.21	6.53	6.74	(0.25)	(0.87)	(1.12)	$33.10	25.42%	0.97%	0.71%	67%	$6,327,674
I Class
2018(3)	$35.52	0.07	2.15	2.22	(0.13)	(3.32)	(3.45)	$34.29	6.42%	0.77%(4)	0.38%(4)	19%	$1,161,112
2017	$29.11	0.15	7.78	7.93	(0.23)	(1.29)	(1.52)	$35.52	28.48%	0.78%	0.46%	48%	$1,271,821
2016	$31.03	0.23	(0.08)	0.15	(0.16)	(1.91)	(2.07)	$29.11	0.64%	0.78%	0.77%	36%	$1,297,685
2015	$35.83	0.17	2.36	2.53	(0.17)	(7.16)	(7.33)	$31.03	9.30%	0.77%	0.55%	49%	$1,723,219
2014	$33.49	0.18	4.27	4.45	(0.19)	(1.92)	(2.11)	$35.83	14.03%	0.77%	0.52%	103%	$2,482,606
2013	$27.75	0.27	6.60	6.87	(0.26)	(0.87)	(1.13)	$33.49	25.68%	0.77%	0.91%	67%	$2,842,185
Y Class
2018(3)	$35.54	0.09	2.15	2.24	(0.15)	(3.32)	(3.47)	$34.31	6.48%	0.62%(4)	0.53%(4)	19%	$54,618
2017(5)	$30.93	0.08	4.53	4.61	—	—	—	$35.54	14.90%	0.63%(4)	0.43%(4)	48%(6)	$56,218

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$33.94	(0.01)	2.05	2.04	—	(3.32)	(3.32)	$32.66	6.17%	1.22%(4)	(0.07)%(4)	19%	$108,889
2017	$27.86	0.01	7.46	7.47	(0.10)	(1.29)	(1.39)	$33.94	27.95%	1.23%	0.01%	48%	$113,348
2016	$29.78	0.10	(0.08)	0.02	(0.03)	(1.91)	(1.94)	$27.86	0.18%	1.23%	0.32%	36%	$147,133
2015	$34.65	0.04	2.26	2.30	(0.01)	(7.16)	(7.17)	$29.78	8.78%	1.22%	0.10%	49%	$290,077
2014	$32.45	0.03	4.13	4.16	(0.04)	(1.92)	(1.96)	$34.65	13.53%	1.22%	0.07%	103%	$718,640
2013	$27.00	0.13	6.42	6.55	(0.23)	(0.87)	(1.10)	$32.45	25.14%	1.22%	0.46%	67%	$817,166
C Class
2018(3)	$32.67	(0.13)	1.98	1.85	—	(3.32)	(3.32)	$31.20	5.80%	1.97%(4)	(0.82)%(4)	19%	$10,135
2017	$26.97	(0.21)	7.20	6.99	—	(1.29)	(1.29)	$32.67	26.99%	1.98%	(0.74)%	48%	$9,962
2016	$29.08	(0.11)	(0.09)	(0.20)	—	(1.91)	(1.91)	$26.97	(0.58)%	1.98%	(0.43)%	36%	$9,379
2015	$34.20	(0.19)	2.23	2.04	—	(7.16)	(7.16)	$29.08	7.95%	1.97%	(0.65)%	49%	$11,713
2014	$32.24	(0.22)	4.10	3.88	—	(1.92)	(1.92)	$34.20	12.71%	1.97%	(0.68)%	103%	$13,413
2013	$26.98	(0.08)	6.38	6.30	(0.17)	(0.87)	(1.04)	$32.24	24.16%	1.97%	(0.29)%	67%	$14,489
R Class
2018(3)	$33.29	(0.05)	2.01	1.96	—	(3.32)	(3.32)	$31.93	6.04%	1.47%(4)	(0.32)%(4)	19%	$107,055
2017	$27.35	(0.07)	7.32	7.25	(0.02)	(1.29)	(1.31)	$33.29	27.62%	1.48%	(0.24)%	48%	$104,368
2016	$29.31	0.02	(0.07)	(0.05)	—	(1.91)	(1.91)	$27.35	(0.06)%	1.48%	0.07%	36%	$96,415
2015	$34.28	(0.04)	2.23	2.19	—	(7.16)	(7.16)	$29.31	8.50%	1.47%	(0.15)%	49%	$114,672
2014	$32.16	(0.06)	4.10	4.04	—	(1.92)	(1.92)	$34.28	13.26%	1.47%	(0.18)%	103%	$142,845
2013	$26.82	0.06	6.36	6.42	(0.21)	(0.87)	(1.08)	$32.16	24.80%	1.47%	0.21%	67%	$145,337

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$35.53	0.07	2.15	2.22	(0.11)	(3.32)	(3.43)	$34.32	6.42%	0.77%(4)	0.38%(4)	19%	$6
2017(5)	$30.95	0.05	4.53	4.58	—	—	—	$35.53	14.80%	0.78%(4)	0.27%(4)	48%(6)	$6
R6 Class
2018(3)	$35.53	0.09	2.16	2.25	(0.19)	(3.32)	(3.51)	$34.27	6.50%	0.62%(4)	0.53%(4)	19%	$1,030,288
2017	$29.11	0.18	7.80	7.98	(0.27)	(1.29)	(1.56)	$35.53	28.71%	0.63%	0.61%	48%	$963,039
2016	$31.04	0.26	(0.07)	0.19	(0.21)	(1.91)	(2.12)	$29.11	0.76%	0.63%	0.92%	36%	$390,201
2015	$35.84	0.23	2.35	2.58	(0.22)	(7.16)	(7.38)	$31.04	9.46%	0.62%	0.70%	49%	$333,333
2014	$33.51	0.18	4.31	4.49	(0.24)	(1.92)	(2.16)	$35.84	14.20%	0.62%	0.67%	103%	$566,919
2013(7)	$31.22	0.05	2.24	2.29	—	—	—	$33.51	7.34%	0.62%(4)	0.64%(4)	67%(8)	$15,219

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 1806

Semiannual Report

April 30, 2018

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
DXC Technology Co.	2.7%
Worldpay, Inc., Class A	2.3%
SBA Communications Corp.	2.1%
O'Reilly Automotive, Inc.	2.0%
Dollar Tree, Inc.	2.0%
Red Hat, Inc.	2.0%
Teleflex, Inc.	2.0%
Illumina, Inc.	1.9%
Zoetis, Inc.	1.9%
Verisk Analytics, Inc.	1.8%

Top Five Industries	% of net assets
Software	10.8%
IT Services	9.3%
Semiconductors and Semiconductor Equipment	5.2%
Health Care Equipment and Supplies	4.9%
Capital Markets	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Exchange-Traded Funds	1.0%
Total Equity Exposure	99.9%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,055.90	$5.10	1.00%
I Class	$1,000	$1,057.00	$4.08	0.80%
Y Class	$1,000	$1,057.80	$3.32	0.65%
A Class	$1,000	$1,054.40	$6.37	1.25%
C Class	$1,000	$1,050.80	$10.17	2.00%
R Class	$1,000	$1,053.30	$7.64	1.50%
R5 Class	$1,000	$1,056.60	$4.08	0.80%
R6 Class	$1,000	$1,057.80	$3.32	0.65%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
I Class	$1,000	$1,020.83	$4.01	0.80%
Y Class	$1,000	$1,021.57	$3.26	0.65%
A Class	$1,000	$1,018.60	$6.26	1.25%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
R5 Class	$1,000	$1,020.83	$4.01	0.80%
R6 Class	$1,000	$1,021.57	$3.26	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.3%
L3 Technologies, Inc.	315,367	$61,774,088
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	499,448	48,526,368
Airlines — 0.7%
Alaska Air Group, Inc.	519,839	33,753,146
Auto Components — 1.2%
Aptiv plc	407,411	34,458,822
Delphi Technologies plc	478,851	23,181,177
		57,639,999
Banks — 2.6%
SVB Financial Group(1)	207,405	62,140,612
Zions Bancorporation	1,195,881	65,474,485
		127,615,097
Beverages — 3.0%
Brown-Forman Corp., Class B	525,417	29,444,369
Constellation Brands, Inc., Class A	185,739	43,301,333
Molson Coors Brewing Co., Class B	319,568	22,766,024
Monster Beverage Corp.(1)	897,969	49,388,295
		144,900,021
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.(1)	202,520	23,822,428
Array BioPharma, Inc.(1)	1,039,260	14,092,366
BioMarin Pharmaceutical, Inc.(1)	586,163	48,950,472
Neurocrine Biosciences, Inc.(1)	368,067	29,842,872
		116,708,138
Building Products — 2.1%
Allegion plc	499,938	38,585,215
Fortune Brands Home & Security, Inc.	496,683	27,163,593
Lennox International, Inc.	174,064	33,658,756
		99,407,564
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	199,168	32,834,836
Cboe Global Markets, Inc.	582,508	62,200,204
S&P Global, Inc.	274,338	51,740,147
SEI Investments Co.	1,148,946	72,647,856
		219,423,043
Chemicals — 1.4%
FMC Corp.	362,019	28,863,775
Scotts Miracle-Gro Co. (The)	238,069	19,897,807
Valvoline, Inc.	1,057,014	21,436,244
		70,197,826
Commercial Services and Supplies — 0.8%
Brink's Co. (The)	491,767	36,292,405
Communications Equipment — 2.3%
CommScope Holding Co., Inc.(1)	803,255	30,700,406

6

	Shares	Value
Palo Alto Networks, Inc.(1)	421,482	$81,139,500
		111,839,906
Construction and Engineering — 0.7%
Jacobs Engineering Group, Inc.	599,906	34,848,540
Construction Materials — 0.9%
Vulcan Materials Co.	410,422	45,840,033
Containers and Packaging — 2.6%
Ball Corp.	1,112,164	44,586,655
Packaging Corp. of America	443,618	51,322,166
Sealed Air Corp.	681,714	29,893,159
		125,801,980
Distributors — 0.9%
LKQ Corp.(1)	1,394,847	43,268,154
Electrical Equipment — 2.1%
AMETEK, Inc.	667,318	46,578,796
GrafTech International Ltd.(1)	615,287	9,832,286
Rockwell Automation, Inc.	287,831	47,356,835
		103,767,917
Electronic Equipment, Instruments and Components — 3.4%
CDW Corp.	596,319	42,511,582
Dolby Laboratories, Inc., Class A	830,687	49,691,696
National Instruments Corp.	881,051	36,026,175
Trimble, Inc.(1)	1,107,667	38,325,278
		166,554,731
Equity Real Estate Investment Trusts (REITs) — 2.7%
CyrusOne, Inc.	538,395	28,852,588
SBA Communications Corp.(1)	643,655	103,132,841
		131,985,429
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	137,039	27,018,609
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	256,562	64,102,016
Edwards Lifesciences Corp.(1)	397,535	50,630,057
Hill-Rom Holdings, Inc.	331,853	28,482,943
Teleflex, Inc.	356,244	95,430,643
		238,645,659
Health Care Providers and Services — 2.8%
Amedisys, Inc.(1)	774,350	51,176,792
WellCare Health Plans, Inc.(1)	422,633	86,707,386
		137,884,178
Hotels, Restaurants and Leisure — 3.9%
Darden Restaurants, Inc.	457,019	42,438,784
Domino's Pizza, Inc.	84,876	20,517,076
Hilton Worldwide Holdings, Inc.	428,337	33,770,089
MGM Resorts International	728,547	22,890,947
Vail Resorts, Inc.	192,023	44,032,794
Yum! Brands, Inc.	307,972	26,824,361
		190,474,051
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	212,136	44,523,104

7

	Shares	Value
Internet and Direct Marketing Retail — 1.4%
Expedia Group, Inc.	407,540	$46,924,156
Wayfair, Inc., Class A(1)	351,367	21,890,164
		68,814,320
Internet Software and Services — 1.2%
Dropbox, Inc., Class A(1)	48,485	1,459,883
Match Group, Inc.(1)	1,170,615	55,159,379
		56,619,262
IT Services — 9.3%
Booz Allen Hamilton Holding Corp.	1,168,948	46,325,409
DXC Technology Co.	1,261,148	129,973,913
FleetCor Technologies, Inc.(1)	387,766	80,376,137
InterXion Holding NV(1)	848,690	55,181,824
Leidos Holdings, Inc.	378,071	24,283,500
Worldpay, Inc., Class A(1)	1,392,436	113,093,652
		449,234,435
Life Sciences Tools and Services — 2.8%
Bio-Techne Corp.	278,247	41,990,255
Illumina, Inc.(1)	388,867	93,689,726
		135,679,981
Machinery — 1.9%
Evoqua Water Technologies Corp.(1)	1,065,205	21,762,138
John Bean Technologies Corp.	375,992	40,513,138
WABCO Holdings, Inc.(1)	219,192	28,273,576
		90,548,852
Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	1,015,677	97,393,268
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	468,159	73,599,276
Pharmaceuticals — 2.6%
Jazz Pharmaceuticals plc(1)	244,543	37,180,318
Zoetis, Inc.	1,076,389	89,856,953
		127,037,271
Professional Services — 3.4%
IHS Markit Ltd.(1)	1,204,632	59,183,570
TransUnion(1)	265,548	17,236,721
Verisk Analytics, Inc.(1)	819,416	87,226,833
		163,647,124
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	134,089	24,463,197
J.B. Hunt Transport Services, Inc.	131,425	15,433,238
		39,896,435
Semiconductors and Semiconductor Equipment — 5.2%
KLA-Tencor Corp.	612,921	62,358,583
Lam Research Corp.	87,506	16,193,860
Maxim Integrated Products, Inc.	1,310,072	71,398,924
Microchip Technology, Inc.	642,867	53,782,253
Xilinx, Inc.	742,588	47,703,853
		251,437,473
Software — 10.8%
Autodesk, Inc.(1)	661,992	83,344,793

8

	Shares	Value
Electronic Arts, Inc.(1)	664,404	$78,386,384
Guidewire Software, Inc.(1)	629,219	53,244,512
Red Hat, Inc.(1)	586,925	95,703,990
ServiceNow, Inc.(1)	414,429	68,853,234
Splunk, Inc.(1)	703,884	72,253,693
Tyler Technologies, Inc.(1)	328,971	72,018,331
		523,804,937
Specialty Retail — 4.5%
Burlington Stores, Inc.(1)	507,698	68,970,773
O'Reilly Automotive, Inc.(1)	384,063	98,347,012
Ross Stores, Inc.	616,403	49,836,183
		217,153,968
Textiles, Apparel and Luxury Goods — 0.9%
Carter's, Inc.	293,786	29,472,611
Lululemon Athletica, Inc.(1)	158,496	15,817,901
		45,290,512
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(1)	298,965	44,844,750
TOTAL COMMON STOCKS (Cost $3,707,886,907)		4,803,691,850
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $48,967,434)	1,273,613	50,154,880
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $447,816), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $438,396)		438,378
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $373,994), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $365,008)		365,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,797,362	12,797,362
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,600,740)		13,600,740
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,770,455,081)		4,867,447,470
OTHER ASSETS AND LIABILITIES — (0.2)%		(10,862,289)
TOTAL NET ASSETS — 100.0%		$4,856,585,181

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	805,614	USD	628,886	Morgan Stanley	6/29/18	$(565)
USD	21,514,953	CAD	27,828,947	Morgan Stanley	6/29/18	(189,615)
USD	749,322	CAD	964,078	Morgan Stanley	6/29/18	(2,589)
USD	24,246,155	EUR	19,608,698	UBS AG	6/29/18	462,221
USD	1,291,253	EUR	1,041,355	UBS AG	6/29/18	28,165
USD	1,443,008	EUR	1,158,907	UBS AG	6/29/18	37,338
USD	4,448,269	EUR	3,546,789	UBS AG	6/29/18	146,270
USD	1,442,659	EUR	1,155,412	UBS AG	6/29/18	41,228
USD	1,154,373	EUR	929,176	UBS AG	6/29/18	27,350
						$549,803

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,770,455,081)	$4,867,447,470
Receivable for capital shares sold	1,226,424
Unrealized appreciation on forward foreign currency exchange contracts	742,572
Dividends and interest receivable	703,673
4,870,120,139

Liabilities
Payable for capital shares redeemed	9,222,549
Unrealized depreciation on forward foreign currency exchange contracts	192,769
Accrued management fees	3,971,050
Distribution and service fees payable	148,590
13,534,958

Net Assets	$4,856,585,181

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,430,453,928
Accumulated net investment loss	(14,821,529)
Undistributed net realized gain	343,383,057
Net unrealized appreciation	1,097,569,725
$4,856,585,181

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$4,018,834,540	175,882,431	$22.85
I Class, $0.01 Par Value	$232,409,928	9,573,105	$24.28
Y Class, $0.01 Par Value	$848,882	34,653	$24.50
A Class, $0.01 Par Value	$311,549,290	14,744,124	$21.13*
C Class, $0.01 Par Value	$79,577,628	4,677,837	$17.01
R Class, $0.01 Par Value	$35,230,257	1,664,130	$21.17
R5 Class, $0.01 Par Value	$639,495	26,345	$24.27
R6 Class, $0.01 Par Value	$177,495,161	7,246,083	$24.50
*Maximum offering price $22.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $18,295)	$19,169,632
Interest	93,828
19,263,460

Expenses:
Management fees	24,551,463
Distribution and service fees:
A Class	429,402
C Class	425,709
R Class	95,353
Directors' fees and expenses	43,948
Other expenses	1,791
25,547,666

Net investment income (loss)	(6,284,206)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	346,207,913
Forward foreign currency exchange contract transactions	1,226,132
Foreign currency translation transactions	1,060
347,435,105

Change in net unrealized appreciation (depreciation) on:
Investments	(61,162,565)
Forward foreign currency exchange contracts	(431,647)
Translation of assets and liabilities in foreign currencies	1,748
(61,592,464)

Net realized and unrealized gain (loss)	285,842,641

Net Increase (Decrease) in Net Assets Resulting from Operations	$279,558,435

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$(6,284,206)	$(8,713,789)
Net realized gain (loss)	347,435,105	487,323,776
Change in net unrealized appreciation (depreciation)	(61,592,464)	449,726,871
Net increase (decrease) in net assets resulting from operations	279,558,435	928,336,858

Distributions to Shareholders
From net realized gains:
Investor Class	(357,413,528)	(309,914,664)
I Class	(21,818,452)	(11,179,521)
Y Class	(462)	—
A Class	(32,633,569)	(47,529,397)
C Class	(9,874,176)	(10,202,472)
R Class	(3,686,185)	(3,730,908)
R5 Class	(10,800)	—
R6 Class	(15,306,317)	(9,792,656)
Decrease in net assets from distributions	(440,743,489)	(392,349,618)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,850,900	(343,021,445)

Net increase (decrease) in net assets	(156,334,154)	192,965,795

Net Assets
Beginning of period	5,012,919,335	4,819,953,540
End of period	$4,856,585,181	$5,012,919,335

Accumulated net investment loss	$(14,821,529)	$(8,537,323)

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $13,223,556 and $6,978,792, respectively. The effect of interfund transactions on the Statement of Operations was $2,129,896 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $1,596,618,756 and $2,014,795,561, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	3,934,061	$91,845,245	17,887,611	$393,494,050
Issued in reinvestment of distributions	15,480,388	347,999,118	14,633,383	299,984,349
Redeemed	(16,053,786)	(375,177,956)	(39,665,791)	(874,177,394)
	3,360,663	64,666,407	(7,144,797)	(180,698,995)
I Class/Shares Authorized	130,000,000		130,000,000
Sold	860,653	21,327,368	6,982,989	166,592,943
Issued in reinvestment of distributions	825,707	19,709,623	505,042	10,913,955
Redeemed	(2,597,561)	(63,576,499)	(3,973,484)	(92,038,952)
	(911,201)	(22,539,508)	3,514,547	85,467,946
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	34,415	856,953	219	5,000
Issued in reinvestment of distributions	19	462	—	—
	34,434	857,415	219	5,000
A Class/Shares Authorized	340,000,000		340,000,000
Sold	1,161,858	25,285,335	2,742,715	55,641,787
Issued in reinvestment of distributions	1,504,888	31,316,728	2,399,006	45,940,961
Redeemed	(3,920,651)	(84,770,340)	(17,660,672)	(362,961,627)
	(1,253,905)	(28,168,277)	(12,518,951)	(261,378,879)
C Class/Shares Authorized	80,000,000		80,000,000
Sold	146,018	2,532,778	413,354	6,982,452
Issued in reinvestment of distributions	551,229	9,260,642	582,590	9,274,836
Redeemed	(882,721)	(15,463,005)	(2,236,275)	(38,049,760)
	(185,474)	(3,669,585)	(1,240,331)	(21,792,472)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	119,213	2,599,489	366,643	7,525,722
Issued in reinvestment of distributions	174,182	3,635,173	191,545	3,687,238
Redeemed	(392,983)	(8,466,329)	(977,608)	(19,952,451)
	(99,588)	(2,231,667)	(419,420)	(8,739,491)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	21,588	534,678	4,654	111,637
Issued in reinvestment of distributions	452	10,800	—	—
Redeemed	(255)	(6,462)	(94)	(2,241)
	21,785	539,016	4,560	109,396
R6 Class/Shares Authorized	60,000,000		60,000,000
Sold	1,066,688	26,488,543	3,999,527	94,253,347
Issued in reinvestment of distributions	635,908	15,306,317	450,237	9,792,656
Redeemed	(1,854,377)	(46,397,761)	(2,558,341)	(60,039,953)
	(151,781)	(4,602,901)	1,891,423	44,006,050
Net increase (decrease)	814,933	$4,850,900	(15,912,750)	$(343,021,445)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,803,691,850	—	—
Exchange-Traded Funds	50,154,880	—	—
Temporary Cash Investments	12,797,362	$803,378	—
	$4,866,644,092	$803,378	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$742,572	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$192,769	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $39,482,825.

18

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $742,572 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $192,769 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,226,132 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(431,647) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,772,724,344
Gross tax appreciation of investments	$1,164,314,694
Gross tax depreciation of investments	(69,591,568)
Net tax appreciation (depreciation) of investments	$1,094,723,126

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2017, the fund had late-year ordinary loss deferrals of $(7,555,873), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$23.67	(0.03)	1.32	1.29	(2.11)	$22.85	5.59%	1.00%(4)	(0.23)%(4)	32%	$4,018,835
2017	$21.28	(0.03)	4.18	4.15	(1.76)	$23.67	20.77%	1.01%	(0.15)%	56%	$4,083,669
2016	$24.59	(0.05)	(0.53)	(0.58)	(2.73)	$21.28	(2.26)%	1.00%	(0.21)%	62%	$3,823,112
2015	$26.89	(0.11)	1.66	1.55	(3.85)	$24.59	7.11%	1.00%	(0.42)%	62%	$4,349,601
2014	$28.45	(0.14)	2.18	2.04	(3.60)	$26.89	8.33%	1.00%	(0.55)%	73%	$4,449,377
2013	$22.44	(0.07)	6.55	6.48	(0.47)	$28.45	29.43%	1.00%	(0.29)%	70%	$3,016,930
I Class
2018(3)	$25.00	—(5)	1.39	1.39	(2.11)	$24.28	5.70%	0.80%(4)	(0.03)%(4)	32%	$232,410
2017	$22.34	—(5)	4.42	4.42	(1.76)	$25.00	21.01%	0.81%	0.05%	56%	$262,095
2016	$25.62	—(5)	(0.55)	(0.55)	(2.73)	$22.34	(2.07)%	0.80%	(0.01)%	62%	$155,695
2015	$27.81	(0.06)	1.72	1.66	(3.85)	$25.62	7.33%	0.80%	(0.22)%	62%	$163,670
2014	$29.25	(0.09)	2.25	2.16	(3.60)	$27.81	8.53%	0.80%	(0.35)%	73%	$198,895
2013	$23.01	(0.02)	6.73	6.71	(0.47)	$29.25	29.70%	0.80%	(0.09)%	70%	$243,548
Y Class
2018(3)	$25.19	(0.02)	1.44	1.42	(2.11)	$24.50	5.78%	0.65%(4)	0.12%(4)	32%	$849
2017(6)	$22.84	0.02	2.33	2.35	—	$25.19	10.29%	0.66%(4)	0.12%(4)	56%(7)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$22.07	(0.05)	1.22	1.17	(2.11)	$21.13	5.44%	1.25%(4)	(0.48)%(4)	32%	$311,549
2017	$20.00	(0.08)	3.91	3.83	(1.76)	$22.07	20.48%	1.26%	(0.40)%	56%	$353,039
2016	$23.33	(0.09)	(0.51)	(0.60)	(2.73)	$20.00	(2.53)%	1.25%	(0.46)%	62%	$570,298
2015	$25.78	(0.16)	1.56	1.40	(3.85)	$23.33	6.88%	1.25%	(0.67)%	62%	$798,879
2014	$27.48	(0.20)	2.10	1.90	(3.60)	$25.78	8.04%	1.25%	(0.80)%	73%	$869,381
2013	$21.74	(0.13)	6.34	6.21	(0.47)	$27.48	29.13%	1.25%	(0.54)%	70%	$1,092,574
C Class
2018(3)	$18.22	(0.11)	1.01	0.90	(2.11)	$17.01	5.08%	2.00%(4)	(1.23)%(4)	32%	$79,578
2017	$16.92	(0.19)	3.25	3.06	(1.76)	$18.22	19.58%	2.01%	(1.15)%	56%	$88,629
2016	$20.31	(0.21)	(0.45)	(0.66)	(2.73)	$16.92	(3.29)%	2.00%	(1.21)%	62%	$103,292
2015	$23.10	(0.30)	1.36	1.06	(3.85)	$20.31	6.09%	2.00%	(1.42)%	62%	$134,096
2014	$25.16	(0.35)	1.89	1.54	(3.60)	$23.10	7.25%	2.00%	(1.55)%	73%	$128,522
2013	$20.09	(0.28)	5.82	5.54	(0.47)	$25.16	28.10%	2.00%	(1.29)%	70%	$139,064
R Class
2018(3)	$22.13	(0.08)	1.23	1.15	(2.11)	$21.17	5.33%	1.50%(4)	(0.73)%(4)	32%	$35,230
2017	$20.10	(0.13)	3.92	3.79	(1.76)	$22.13	20.16%	1.51%	(0.65)%	56%	$39,033
2016	$23.48	(0.15)	(0.50)	(0.65)	(2.73)	$20.10	(2.75)%	1.50%	(0.71)%	62%	$43,875
2015	$25.97	(0.22)	1.58	1.36	(3.85)	$23.48	6.60%	1.50%	(0.92)%	62%	$53,731
2014	$27.72	(0.27)	2.12	1.85	(3.60)	$25.97	7.80%	1.50%	(1.05)%	73%	$58,426
2013	$21.99	(0.20)	6.40	6.20	(0.47)	$27.72	28.74%	1.50%	(0.79)%	70%	$54,129

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$25.00	(0.01)	1.39	1.38	(2.11)	$24.27	5.66%	0.80%(4)	(0.03)%(4)	32%	$639
2017(6)	$22.69	—(5)	2.31	2.31	—	$25.00	10.18%	0.81%(4)	(0.03)%(4)	56%(7)	$114
R6 Class
2018(3)	$25.19	0.01	1.41	1.42	(2.11)	$24.50	5.78%	0.65%(4)	0.12%(4)	32%	$177,495
2017	$22.46	0.04	4.45	4.49	(1.76)	$25.19	21.22%	0.66%	0.20%	56%	$186,335
2016	$25.72	0.03	(0.56)	(0.53)	(2.73)	$22.46	(1.93)%	0.65%	0.14%	62%	$123,681
2015	$27.86	(0.02)	1.73	1.71	(3.85)	$25.72	7.48%	0.65%	(0.07)%	62%	$103,017
2014	$29.25	(0.07)	2.28	2.21	(3.60)	$27.86	8.72%	0.65%	(0.20)%	73%	$56,442
2013(8)	$27.22	—(5)	2.03	2.03	—	$29.25	7.46%	0.65%(4)	(0.07)%(4)	70%(9)	$74

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(8)	July 26, 2013 (commencement of sale) through October 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 1806

Semiannual Report

April 30, 2018

NT Growth Fund
G Class (ACLTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	6.2%
Microsoft Corp.	5.5%
Facebook, Inc., Class A	5.0%
Apple, Inc.	3.8%
PepsiCo, Inc.	3.3%
Visa, Inc., Class A	3.1%
Boeing Co. (The)	3.0%
Lockheed Martin Corp.	2.2%
Palo Alto Networks, Inc.	2.1%

Top Five Industries	% of net assets
Internet Software and Services	13.4%
Software	9.5%
IT Services	7.1%
Internet and Direct Marketing Retail	7.1%
Semiconductors and Semiconductor Equipment	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Exchange-Traded Funds	0.3%
Total Equity Exposure	99.7%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.7)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,069.40	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.80	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 5.2%
Boeing Co. (The)	115,142	$38,406,765
Lockheed Martin Corp.	86,532	27,762,927
		66,169,692
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	131,241	12,751,376
Airlines — 1.6%
Delta Air Lines, Inc.	380,606	19,875,245
Banks — 0.5%
Bank of America Corp.	225,564	6,748,875
Beverages — 3.3%
PepsiCo, Inc.	415,951	41,986,094
Biotechnology — 3.0%
Amgen, Inc.	43,525	7,594,242
Biogen, Inc.(1)	58,671	16,052,385
Exelixis, Inc.(1)	78,778	1,640,158
Regeneron Pharmaceuticals, Inc.(1)	8,023	2,436,425
Vertex Pharmaceuticals, Inc.(1)	69,723	10,678,775
		38,401,985
Capital Markets — 1.8%
Charles Schwab Corp. (The)	207,108	11,531,773
S&P Global, Inc.	59,196	11,164,366
		22,696,139
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	121,505	12,846,724
Communications Equipment — 2.1%
Palo Alto Networks, Inc.(1)	141,370	27,215,139
Consumer Finance — 1.0%
American Express Co.	133,613	13,194,284
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	129,211	9,211,452
Energy Equipment and Services — 0.8%
Halliburton Co.	195,962	10,384,026
Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity Residential	153,611	9,479,335
SBA Communications Corp.(1)	137,809	22,081,136
		31,560,471
Food and Staples Retailing — 1.6%
Walgreens Boots Alliance, Inc.	169,831	11,285,270
Walmart, Inc.	106,175	9,392,240
		20,677,510
Health Care Equipment and Supplies — 5.0%
ABIOMED, Inc.(1)	19,073	5,740,019
Boston Scientific Corp.(1)	449,332	12,904,815
Edwards Lifesciences Corp.(1)	145,643	18,549,092
IDEXX Laboratories, Inc.(1)	25,999	5,056,546

4

	Shares	Value
Intuitive Surgical, Inc.(1)	38,288	$16,876,585
Penumbra, Inc.(1)	36,770	4,572,350
		63,699,407
Health Care Providers and Services — 1.8%
Quest Diagnostics, Inc.	49,055	4,964,366
Tivity Health, Inc.(1)	111,134	3,995,267
WellCare Health Plans, Inc.(1)	70,001	14,361,405
		23,321,038
Health Care Technology — 0.5%
Cerner Corp.(1)	115,694	6,739,176
Hotels, Restaurants and Leisure — 4.3%
Chipotle Mexican Grill, Inc.(1)	15,977	6,763,543
Darden Restaurants, Inc.	153,953	14,296,076
Las Vegas Sands Corp.	159,391	11,688,142
Royal Caribbean Cruises Ltd.	206,534	22,344,913
		55,092,674
Household Products — 1.9%
Church & Dwight Co., Inc.	214,948	9,930,598
Procter & Gamble Co. (The)	186,701	13,505,950
		23,436,548
Industrial Conglomerates — 0.5%
3M Co.	32,923	6,399,902
Internet and Direct Marketing Retail — 7.1%
Amazon.com, Inc.(1)	50,876	79,678,430
Netflix, Inc.(1)	32,833	10,258,999
		89,937,429
Internet Software and Services — 13.4%
Alphabet, Inc., Class A(1)	90,126	91,800,541
Facebook, Inc., Class A(1)	373,165	64,184,380
LogMeIn, Inc.	64,949	7,157,380
Twitter, Inc.(1)	116,652	3,535,722
VeriSign, Inc.(1)	36,455	4,280,546
		170,958,569
IT Services — 7.1%
DXC Technology Co.	158,574	16,342,637
Fiserv, Inc.(1)	142,006	10,062,545
Global Payments, Inc.	49,134	5,554,599
PayPal Holdings, Inc.(1)	260,781	19,456,870
Visa, Inc., Class A	310,933	39,451,179
		90,867,830
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	157,684	10,366,146
Illumina, Inc.(1)	27,798	6,697,372
Waters Corp.(1)	5,488	1,033,994
		18,097,512
Machinery — 2.5%
Cummins, Inc.	87,048	13,915,493
Parker-Hannifin Corp.	45,694	7,522,146
WABCO Holdings, Inc.(1)	80,466	10,379,310
		31,816,949

5

	Shares	Value
Media — 0.6%
Liberty Media Corp-Liberty Formula One, Class C(1)	97,189	$2,869,019
Sirius XM Holdings, Inc.	805,545	5,099,100
		7,968,119
Multiline Retail — 3.5%
Dollar Tree, Inc.(1)	199,903	19,168,699
Target Corp.	351,149	25,493,417
		44,662,116
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	31,690	4,981,985
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	33,723	4,994,039
Pharmaceuticals — 0.6%
Zoetis, Inc.	92,997	7,763,390
Road and Rail — 1.7%
Union Pacific Corp.	159,764	21,349,263
Semiconductors and Semiconductor Equipment — 5.7%
Applied Materials, Inc.	525,516	26,102,380
ASML Holding NV	101,704	19,222,814
Broadcom, Inc.	85,227	19,552,778
Maxim Integrated Products, Inc.	130,626	7,119,117
		71,997,089
Software — 9.5%
Activision Blizzard, Inc.	92,168	6,115,347
Electronic Arts, Inc.(1)	90,478	10,674,594
Microsoft Corp.	747,696	69,924,530
salesforce.com, Inc.(1)	141,212	17,085,240
Splunk, Inc.(1)	65,310	6,704,072
Symantec Corp.	322,839	8,971,696
Take-Two Interactive Software, Inc.(1)	19,502	1,944,544
		121,420,023
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	149,421	12,678,372
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	295,106	48,769,218
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc.	134,495	7,231,796
TOTAL COMMON STOCKS (Cost $861,675,643)		1,267,901,456
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $3,818,919)	27,851	3,800,269
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $6,916,802), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $6,771,298)		6,771,024
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $5,758,543), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $5,644,116)		5,644,000

6

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,141	$5,141
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,420,165)		12,420,165
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $877,914,727)		1,284,121,890
OTHER ASSETS AND LIABILITIES — (0.7)%		(8,316,281)
TOTAL NET ASSETS — 100.0%		$1,275,805,609

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	608,382	USD	757,525	UBS AG	6/29/18	$(19,601)
EUR	521,334	USD	653,841	UBS AG	6/29/18	(21,500)
EUR	414,275	USD	512,922	UBS AG	6/29/18	(10,437)
EUR	499,442	USD	614,728	UBS AG	6/29/18	(8,940)
EUR	234,610	USD	289,591	UBS AG	6/29/18	(5,026)
EUR	663,610	USD	819,028	UBS AG	6/29/18	(14,116)
USD	20,326,597	EUR	16,350,815	UBS AG	6/29/18	494,240
USD	602,280	EUR	487,420	UBS AG	6/29/18	11,075
						$425,695

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $877,914,727)	$1,284,121,890
Receivable for investments sold	15,685,875
Receivable for capital shares sold	347,074
Unrealized appreciation on forward foreign currency exchange contracts	505,315
Dividends and interest receivable	518,187
1,301,178,341

Liabilities
Payable for investments purchased	25,293,112
Unrealized depreciation on forward foreign currency exchange contracts	79,620
25,372,732

Net Assets	$1,275,805,609

G Class Capital Shares, $0.01 Par Value
Shares authorized	660,000,000
Shares outstanding	71,562,941

Net Asset Value Per Share	$17.83

Net Assets Consist of:
Capital (par value and paid-in surplus)	$766,309,639
Undistributed net investment income	3,939,488
Undistributed net realized gain	98,923,933
Net unrealized appreciation	406,632,549
$1,275,805,609

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $25,846)	$7,415,517
Interest	31,870
7,447,387

Expenses:
Management fees	4,120,836
Directors' fees and expenses	11,516
Other expenses	23,809
4,156,161
Fees waived - G Class	(4,120,836)
35,325

Net investment income (loss)	7,412,062

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	105,414,378
Forward foreign currency exchange contract transactions	(627,380)
Futures contract transactions	(727,520)
Foreign currency translation transactions	(3,016)
104,056,462

Change in net unrealized appreciation (depreciation) on:
Investments	(17,724,888)
Forward foreign currency exchange contracts	154,300
Translation of assets and liabilities in foreign currencies	(363)
(17,570,951)

Net realized and unrealized gain (loss)	86,485,511

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,897,573

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$7,412,062	$8,732,432
Net realized gain (loss)	104,056,462	117,989,683
Change in net unrealized appreciation (depreciation)	(17,570,951)	204,361,257
Net increase (decrease) in net assets resulting from operations	93,897,573	331,083,372

Distributions to Shareholders
From net investment income:
G Class	(8,945,906)	(8,520,575)
R6 Class	—	(1,102,965)
From net realized gains:
G Class	(117,522,144)	(17,018,924)
R6 Class	—	(1,839,876)
Decrease in net assets from distributions	(126,468,050)	(28,482,340)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(56,364,542)	(149,696,725)

Net increase (decrease) in net assets	(88,935,019)	152,904,307

Net Assets
Beginning of period	1,364,740,628	1,211,836,321
End of period	$1,275,805,609	$1,364,740,628

Undistributed net investment income	$3,939,488	$5,473,332

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

11

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.450% to 0.640% for the G Class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2018 was 0.62% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,227,266 and $10,128,754, respectively. The effect of interfund transactions on the Statement of Operations was $1,311,407 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $327,430,321 and $513,306,392, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	660,000,000		660,000,000
Sold	2,440,469	$43,886,640	13,727,570	$228,420,327
Issued in reinvestment of distributions	7,255,769	126,468,050	1,719,832	25,539,499
Redeemed	(12,383,999)	(226,719,232)	(16,787,555)	(274,474,628)
	(2,687,761)	(56,364,542)	(1,340,153)	(20,514,802)
R6 Class/Shares Authorized	N/A		N/A
Sold			2,372,292	36,926,033
Issued in reinvestment of distributions			198,438	2,942,841
Redeemed			(9,893,780)	(169,050,797)
			(7,323,050)	(129,181,923)
Net increase (decrease)	(2,687,761)	$(56,364,542)	(8,663,203)	$(149,696,725)
6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,248,678,642	$19,222,814	—
Exchange-Traded Funds	3,800,269	—	—
Temporary Cash Investments	5,141	12,415,024	—
	$1,252,484,052	$31,637,838	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$505,315	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$79,620	—

14

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,747,011.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$505,315	Unrealized depreciation on forward foreign currency exchange contracts	$79,620

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(727,520)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(627,380)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$154,300
		$(1,354,900)		$154,300

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$882,021,270
Gross tax appreciation of investments	$408,368,781
Gross tax depreciation of investments	(6,268,161)
Net tax appreciation (depreciation) of investments	$402,100,620

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$18.38	0.10	1.14	1.24	(0.13)	(1.66)	(1.79)	$17.83	6.94%	0.00%(4)(5)	0.62%(4)	1.12%(4)	0.50%(4)	25%	$1,275,806
2017	$14.62	0.11	4.00	4.11	(0.12)	(0.23)	(0.35)	$18.38	28.64%	0.56%	0.56%	0.67%	0.67%	64%	$1,364,741
2016	$15.57	0.11	(0.06)	0.05	(0.07)	(0.93)	(1.00)	$14.62	0.49%	0.78%	0.78%	0.74%	0.74%	60%	$1,104,817
2015	$16.82	0.08	1.17	1.25	(0.08)	(2.42)	(2.50)	$15.57	8.97%	0.77%	0.77%	0.52%	0.52%	82%	$1,051,077
2014	$15.42	0.08	2.02	2.10	(0.09)	(0.61)	(0.70)	$16.82	14.17%	0.77%	0.77%	0.50%	0.50%	119%	$1,234,784
2013	$12.72	0.12	3.08	3.20	(0.10)	(0.40)	(0.50)	$15.42	26.05%	0.77%	0.77%	0.85%	0.85%	77%	$995,575

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92374 1806

Semiannual Report

April 30, 2018

NT Heritage Fund
G Class (ACLWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
DXC Technology Co.	2.7%
Worldpay, Inc., Class A	2.3%
SBA Communications Corp.	2.1%
O'Reilly Automotive, Inc.	2.0%
Dollar Tree, Inc.	2.0%
Red Hat, Inc.	2.0%
Teleflex, Inc.	2.0%
Illumina, Inc.	1.9%
Zoetis, Inc.	1.8%
Verisk Analytics, Inc.	1.8%

Top Five Industries	% of net assets
Software	10.7%
IT Services	9.2%
Semiconductors and Semiconductor Equipment	5.1%
Health Care Equipment and Supplies	4.9%
Capital Markets	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Exchange-Traded Funds	1.0%
Total Equity Exposure	99.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)(2)
Actual
G Class	$1,000	$1,061.00	$0.00	0.00%
Hypothetical
G Class	$1,000	$1,024.80	$0.00	0.00%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

3

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.3%
L3 Technologies, Inc.	49,406	$9,677,647
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	76,773	7,459,265
Airlines — 0.7%
Alaska Air Group, Inc.	81,289	5,278,095
Auto Components — 1.2%
Aptiv plc	63,035	5,331,500
Delphi Technologies plc	71,854	3,478,452
		8,809,952
Banks — 2.6%
SVB Financial Group(1)	32,416	9,712,158
Zions Bancorporation	187,168	10,247,448
		19,959,606
Beverages — 3.0%
Brown-Forman Corp., Class B	81,936	4,591,693
Constellation Brands, Inc., Class A	28,883	6,733,494
Molson Coors Brewing Co., Class B	49,694	3,540,201
Monster Beverage Corp.(1)	139,609	7,678,495
		22,543,883
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.(1)	31,454	3,699,934
Array BioPharma, Inc.(1)	161,412	2,188,747
BioMarin Pharmaceutical, Inc.(1)	91,918	7,676,072
Neurocrine Biosciences, Inc.(1)	56,832	4,607,938
		18,172,691
Building Products — 2.0%
Allegion plc	77,632	5,991,638
Fortune Brands Home & Security, Inc.	77,629	4,245,530
Lennox International, Inc.	27,067	5,233,946
		15,471,114
Capital Markets — 4.5%
Affiliated Managers Group, Inc.	30,971	5,105,879
Cboe Global Markets, Inc.	91,381	9,757,663
S&P Global, Inc.	42,821	8,076,041
SEI Investments Co.	176,717	11,173,816
		34,113,399
Chemicals — 1.4%
FMC Corp.	56,708	4,521,329
Scotts Miracle-Gro Co. (The)	35,482	2,965,585
Valvoline, Inc.	166,820	3,383,110
		10,870,024
Commercial Services and Supplies — 0.8%
Brink's Co. (The)	76,471	5,643,560
Communications Equipment — 2.3%
CommScope Holding Co., Inc.(1)	121,300	4,636,086

4

	Shares	Value
Palo Alto Networks, Inc.(1)	65,429	$12,595,737
		17,231,823
Construction and Engineering — 0.7%
Jacobs Engineering Group, Inc.	91,814	5,333,475
Construction Materials — 0.9%
Vulcan Materials Co.	63,609	7,104,489
Containers and Packaging — 2.6%
Ball Corp.	169,578	6,798,382
Packaging Corp. of America	69,154	8,000,426
Sealed Air Corp.	105,679	4,634,024
		19,432,832
Distributors — 0.9%
LKQ Corp.(1)	215,824	6,694,860
Electrical Equipment — 2.1%
AMETEK, Inc.	104,341	7,283,002
GrafTech International Ltd.(1)	95,534	1,526,633
Rockwell Automation, Inc.	45,003	7,404,344
		16,213,979
Electronic Equipment, Instruments and Components — 3.4%
CDW Corp.	92,729	6,610,650
Dolby Laboratories, Inc., Class A	129,235	7,730,838
National Instruments Corp.	135,499	5,540,554
Trimble, Inc.(1)	174,608	6,041,437
		25,923,479
Equity Real Estate Investment Trusts (REITs) — 2.7%
CyrusOne, Inc.	85,235	4,567,744
SBA Communications Corp.(1)	100,022	16,026,525
		20,594,269
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.	20,632	4,067,805
Health Care Equipment and Supplies — 4.9%
Align Technology, Inc.(1)	40,037	10,003,244
Edwards Lifesciences Corp.(1)	61,697	7,857,730
Hill-Rom Holdings, Inc.	50,147	4,304,117
Teleflex, Inc.	55,319	14,818,854
		36,983,945
Health Care Providers and Services — 2.8%
Amedisys, Inc.(1)	120,244	7,946,926
WellCare Health Plans, Inc.(1)	65,628	13,464,240
		21,411,166
Hotels, Restaurants and Leisure — 3.9%
Darden Restaurants, Inc.	71,067	6,599,282
Domino's Pizza, Inc.	13,198	3,190,352
Hilton Worldwide Holdings, Inc.	64,465	5,082,421
MGM Resorts International	109,260	3,432,949
Vail Resorts, Inc.	29,661	6,801,564
Yum! Brands, Inc.	47,890	4,171,219
		29,277,787
Household Durables — 0.9%
Mohawk Industries, Inc.(1)	33,147	6,956,892

5

	Shares	Value
Internet and Direct Marketing Retail — 1.4%
Expedia Group, Inc.	63,571	$7,319,565
Wayfair, Inc., Class A(1)	54,491	3,394,789
		10,714,354
Internet Software and Services — 1.2%
Dropbox, Inc., Class A(1)	7,537	226,939
Match Group, Inc.(1)	182,713	8,609,437
		8,836,376
IT Services — 9.2%
Booz Allen Hamilton Holding Corp.	181,773	7,203,664
DXC Technology Co.	195,750	20,173,995
FleetCor Technologies, Inc.(1)	60,334	12,506,032
InterXion Holding NV(1)	131,813	8,570,481
Leidos Holdings, Inc.	59,091	3,795,415
Worldpay, Inc., Class A(1)	217,632	17,676,071
		69,925,658
Life Sciences Tools and Services — 2.8%
Bio-Techne Corp.	42,338	6,389,227
Illumina, Inc.(1)	60,473	14,569,760
		20,958,987
Machinery — 1.9%
Evoqua Water Technologies Corp.(1)	162,812	3,326,249
John Bean Technologies Corp.	58,331	6,285,165
WABCO Holdings, Inc.(1)	34,455	4,444,351
		14,055,765
Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	157,639	15,116,004
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	72,773	11,440,643
Pharmaceuticals — 2.6%
Jazz Pharmaceuticals plc(1)	38,490	5,852,020
Zoetis, Inc.	167,002	13,941,327
		19,793,347
Professional Services — 3.4%
IHS Markit Ltd.(1)	187,821	9,227,646
TransUnion(1)	40,773	2,646,575
Verisk Analytics, Inc.(1)	127,444	13,566,414
		25,440,635
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	20,851	3,804,056
J.B. Hunt Transport Services, Inc.	20,315	2,385,591
		6,189,647
Semiconductors and Semiconductor Equipment — 5.1%
KLA-Tencor Corp.	94,119	9,575,667
Lam Research Corp.	13,810	2,555,679
Maxim Integrated Products, Inc.	204,531	11,146,939
Microchip Technology, Inc.	98,389	8,231,224
Xilinx, Inc.	116,588	7,489,613
		38,999,122
Software — 10.7%
Autodesk, Inc.(1)	102,099	12,854,264

6

	Shares	Value
Electronic Arts, Inc.(1)	103,356	$12,193,941
Guidewire Software, Inc.(1)	99,699	8,436,529
Red Hat, Inc.(1)	90,956	14,831,285
ServiceNow, Inc.(1)	64,224	10,670,175
Splunk, Inc.(1)	109,504	11,240,586
Tyler Technologies, Inc.(1)	50,981	11,160,761
		81,387,541
Specialty Retail — 4.4%
Burlington Stores, Inc.(1)	78,853	10,712,180
O'Reilly Automotive, Inc.(1)	59,761	15,302,999
Ross Stores, Inc.	92,838	7,505,953
		33,521,132
Textiles, Apparel and Luxury Goods — 0.9%
Carter's, Inc.	45,684	4,583,019
Lululemon Athletica, Inc.(1)	24,565	2,451,587
		7,034,606
Trading Companies and Distributors — 0.9%
United Rentals, Inc.(1)	46,826	7,023,900
TOTAL COMMON STOCKS (Cost $577,126,356)		745,663,754
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $7,597,269)	197,601	7,781,527
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $3,300,079), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $3,230,658)		3,230,527
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $2,747,415), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $2,693,055)		2,693,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,265	2,265
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,925,792)		5,925,792
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $590,649,417)		759,371,073
OTHER ASSETS AND LIABILITIES — (0.1)%		(945,815)
TOTAL NET ASSETS — 100.0%		$758,425,258

7

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	125,274	USD	97,792	Morgan Stanley	6/29/18	$(88)
USD	116,520	CAD	149,915	Morgan Stanley	6/29/18	(403)
USD	3,345,601	CAD	4,327,435	Morgan Stanley	6/29/18	(29,485)
USD	216,706	EUR	174,041	UBS AG	6/29/18	5,607
USD	674,105	EUR	537,492	UBS AG	6/29/18	22,166
USD	220,470	EUR	176,572	UBS AG	6/29/18	6,301
USD	179,290	EUR	144,314	UBS AG	6/29/18	4,248
USD	3,798,229	EUR	3,071,758	UBS AG	6/29/18	72,408
USD	195,516	EUR	157,678	UBS AG	6/29/18	4,265
						$85,019

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $590,649,417)	$759,371,073
Foreign currency holdings, at value (cost of $7,765)	7,765
Receivable for capital shares sold	267,678
Unrealized appreciation on forward foreign currency exchange contracts	114,995
Dividends and interest receivable	69,285
759,830,796

Liabilities
Payable for investments purchased	1,375,562
Unrealized depreciation on forward foreign currency exchange contracts	29,976
1,405,538

Net Assets	$758,425,258

G Class Capital Shares, $0.01 Par Value
Shares authorized	500,000,000
Shares outstanding	53,229,355

Net Asset Value Per Share	$14.25

Net Assets Consist of:
Capital (par value and paid-in surplus)	$532,656,002
Undistributed net investment income	1,682,450
Undistributed net realized gain	55,280,119
Net unrealized appreciation	168,806,687
$758,425,258

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,908)	$3,049,061
Interest	18,473
3,067,534

Expenses:
Management fees	2,579,338
Directors' fees and expenses	6,943
Other expenses	9,059
2,595,340
Fees waived - G Class	(2,579,338)
16,002

Net investment income (loss)	3,051,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	58,759,801
Forward foreign currency exchange contract transactions	199,098
Foreign currency translation transactions	228
58,959,127

Change in net unrealized appreciation (depreciation) on:
Investments	(12,476,877)
Forward foreign currency exchange contracts	(78,182)
Translation of assets and liabilities in foreign currencies	12
(12,555,047)

Net realized and unrealized gain (loss)	46,404,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,455,612

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$3,051,532	$2,111,214
Net realized gain (loss)	58,959,127	56,742,260
Change in net unrealized appreciation (depreciation)	(12,555,047)	91,090,749
Net increase (decrease) in net assets resulting from operations	49,455,612	149,944,223

Distributions to Shareholders
From net investment income:
G Class	(2,821,394)	—
From net realized gains:
G Class	(52,907,898)	(22,613,046)
R6 Class	—	(2,450,807)
Decrease in net assets from distributions	(55,729,292)	(25,063,853)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(58,211,354)	(15,408,566)

Net increase (decrease) in net assets	(64,485,034)	109,471,804

Net Assets
Beginning of period	822,910,292	713,438,488
End of period	$758,425,258	$822,910,292

Undistributed net investment income	$1,682,450	$1,452,312

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class. On July 31, 2017, all outstanding R6 Class shares were converted to G Class shares and the fund discontinued offering the R6 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

12

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are

13

wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.65% for the G Class. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2018 was 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,357,024 and $2,394,392, respectively. The effect of interfund transactions on the Statement of Operations was $549,655 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $271,539,665 and $381,187,635, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
G Class/Shares Authorized	500,000,000		500,000,000
Sold	987,806	$14,337,475	10,789,180	$145,023,909
Issued in reinvestment of distributions	3,989,212	55,729,292	1,817,769	22,613,046
Redeemed	(8,834,986)	(128,278,121)	(8,335,745)	(110,364,109)
	(3,857,968)	(58,211,354)	4,271,204	57,272,846
R6 Class/Shares Authorized	N/A		N/A
Sold			1,796,142	23,492,081
Issued in reinvestment of distributions			195,908	2,450,807
Redeemed			(7,123,592)	(98,624,300)
			(5,131,542)	(72,681,412)
Net increase (decrease)	(3,857,968)	$(58,211,354)	(860,338)	$(15,408,566)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

14

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$745,663,754	—	—
Exchange-Traded Funds	7,781,527	—	—
Temporary Cash Investments	2,265	$5,923,527	—
	$753,447,546	$5,923,527	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$114,995	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$29,976	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $6,261,714.

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $114,995 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $29,976 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $199,098 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(78,182) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

15

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$592,726,892
Gross tax appreciation of investments	$177,024,574
Gross tax depreciation of investments	(10,380,393)
Net tax appreciation (depreciation) of investments	$166,644,181

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2018(3)	$14.41	0.06	0.81	0.87	(0.05)	(0.98)	(1.03)	$14.25	6.10%	0.00%(4)(5)	0.65%(4)	0.77%(4)	0.12%(4)	34%	$758,425
2017	$12.31	0.04	2.50	2.54	—	(0.44)	(0.44)	$14.41	21.29%	0.58%	0.58%	0.27%	0.27%	67%	$822,910
2016	$13.65	—(6)	(0.28)	(0.28)	—	(1.06)	(1.06)	$12.31	(2.01)%	0.80%	0.80%	(0.02)%	(0.02)%	73%	$649,951
2015	$13.37	(0.03)	0.93	0.90	—	(0.62)	(0.62)	$13.65	7.20%	0.80%	0.80%	(0.22)%	(0.22)%	83%	$609,841
2014	$13.81	(0.04)	1.08	1.04	—	(1.48)	(1.48)	$13.37	8.53%	0.80%	0.80%	(0.31)%	(0.31)%	76%	$572,085
2013	$10.61	(0.01)	3.23	3.22	(0.02)	—	(0.02)	$13.81	30.38%	0.80%	0.80%	(0.10)%	(0.10)%	113%	$459,877

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92375 1806

Semiannual Report

April 30, 2018

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Apple, Inc.	8.8%
Alphabet, Inc.*	8.2%
Amazon.com, Inc.	5.7%
MasterCard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	4.6%
Facebook, Inc., Class A	4.4%
Microsoft Corp.	3.2%
Home Depot, Inc. (The)	2.8%
Electronic Arts, Inc.	2.6%
Constellation Brands, Inc., Class A	2.3%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	13.6%
Technology Hardware, Storage and Peripherals	8.8%
IT Services	7.7%
Biotechnology	6.9%
Internet and Direct Marketing Retail	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	94.6%
Foreign Common Stocks*	5.2%
Total Common Stocks	99.8%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.2)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,049.40	$4.93	0.97%
I Class	$1,000	$1,050.30	$3.91	0.77%
Y Class	$1,000	$1,051.30	$3.15	0.62%
A Class	$1,000	$1,048.00	$6.20	1.22%
C Class	$1,000	$1,044.20	$9.98	1.97%
R Class	$1,000	$1,046.80	$7.46	1.47%
R5 Class	$1,000	$1,050.30	$3.91	0.77%
R6 Class	$1,000	$1,051.20	$3.15	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
Boeing Co. (The)	198,400	$66,178,304
United Technologies Corp.	180,200	21,651,030
		87,829,334
Auto Components — 2.0%
Aptiv plc	414,100	35,024,578
Gentex Corp.	1,018,500	23,160,690
		58,185,268
Banks — 2.0%
JPMorgan Chase & Co.	534,400	58,132,032
Beverages — 3.3%
Constellation Brands, Inc., Class A	290,200	67,654,326
Diageo plc	832,000	29,594,062
		97,248,388
Biotechnology — 6.9%
Biogen, Inc.(1)	224,300	61,368,480
Celgene Corp.(1)	529,000	46,075,900
Gilead Sciences, Inc.	335,000	24,197,050
Regeneron Pharmaceuticals, Inc.(1)	144,700	43,942,496
Vertex Pharmaceuticals, Inc.(1)	167,500	25,654,300
		201,238,226
Building Products — 0.3%
Allegion plc	125,000	9,647,500
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	568,500	30,988,935
Cboe Global Markets, Inc.	456,000	48,691,680
MSCI, Inc.	20,000	2,996,600
		82,677,215
Chemicals — 1.0%
Sherwin-Williams Co. (The)	8,000	2,941,280
Valvoline, Inc.	1,290,300	26,167,284
		29,108,564
Electronic Equipment, Instruments and Components — 0.5%
Keyence Corp.	24,900	15,200,161
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	388,400	52,962,224
Equinix, Inc.	86,200	36,272,098
		89,234,322
Food and Staples Retailing — 2.2%
Costco Wholesale Corp.	320,500	63,189,780
Health Care Providers and Services — 4.6%
UnitedHealth Group, Inc.	570,700	134,913,480
Hotels, Restaurants and Leisure — 1.9%
Starbucks Corp.	965,200	55,566,564
Industrial Conglomerates — 1.2%
Roper Technologies, Inc.	131,400	34,714,566

6

	Shares	Value
Insurance — 0.9%
MetLife, Inc.	521,063	$24,839,073
Internet and Direct Marketing Retail — 5.7%
Amazon.com, Inc.(1)	106,300	166,479,619
Internet Software and Services — 13.6%
Alphabet, Inc., Class A(1)	97,300	99,107,834
Alphabet, Inc., Class C(1)	138,600	141,001,938
Baidu, Inc. ADR(1)	112,000	28,100,800
Facebook, Inc., Class A(1)	752,000	129,344,000
		397,554,572
IT Services — 7.7%
MasterCard, Inc., Class A	917,000	163,473,590
PayPal Holdings, Inc.(1)	797,800	59,523,858
		222,997,448
Machinery — 5.1%
Evoqua Water Technologies Corp.(1)	740,000	15,118,200
FANUC Corp.	211,000	45,406,808
Graco, Inc.	748,000	32,904,520
Middleby Corp. (The)(1)	427,100	53,746,264
		147,175,792
Media — 2.1%
Walt Disney Co. (The)	612,900	61,492,257
Oil, Gas and Consumable Fuels — 1.5%
EOG Resources, Inc.	364,585	43,083,009
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	306,900	45,448,821
Professional Services — 2.7%
IHS Markit Ltd.(1)	607,400	29,841,562
Verisk Analytics, Inc.(1)	467,200	49,733,440
		79,575,002
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	182,600	33,318,687
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	270,400	23,619,440
Maxim Integrated Products, Inc.	792,300	43,180,350
		66,799,790
Software — 5.7%
Electronic Arts, Inc.(1)	632,000	74,563,360
Microsoft Corp.	982,300	91,864,696
		166,428,056
Specialty Retail — 4.8%
Home Depot, Inc. (The)	435,400	80,461,920
TJX Cos., Inc. (The)	709,400	60,192,590
		140,654,510
Technology Hardware, Storage and Peripherals — 8.8%
Apple, Inc.	1,550,100	256,169,526
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	587,700	40,192,803
TOTAL COMMON STOCKS (Cost $1,320,839,151)		2,909,094,365

7

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $6,495,001), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $6,358,371)		$6,358,113
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $5,408,523), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $5,300,109)		5,300,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,644	4,644
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,662,757)		11,662,757
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,332,501,908)		2,920,757,122
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,983,057)
TOTAL NET ASSETS — 100.0%		$2,915,774,065

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,142,711	USD	892,033	Morgan Stanley	6/29/18	$(801)
USD	23,002,204	CAD	29,752,661	Morgan Stanley	6/29/18	(202,723)
USD	803,718	CAD	1,034,064	Morgan Stanley	6/29/18	(2,777)
JPY	38,470,500	USD	361,469	Credit Suisse AG	6/29/18	(8,146)
USD	7,604,161	JPY	802,900,500	Credit Suisse AG	6/29/18	230,108
USD	370,321	JPY	39,591,000	Credit Suisse AG	6/29/18	6,707
						$22,368

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,332,501,908)	$2,920,757,122
Foreign currency holdings, at value (cost of $68,043)	67,998
Receivable for investments sold	11,350,410
Receivable for capital shares sold	188,756
Unrealized appreciation on forward foreign currency exchange contracts	236,815
Dividends and interest receivable	1,151,650
2,933,752,751

Liabilities
Payable for investments purchased	14,802,645
Payable for capital shares redeemed	629,509
Unrealized depreciation on forward foreign currency exchange contracts	214,447
Accrued management fees	2,318,355
Distribution and service fees payable	13,730
17,978,686

Net Assets	$2,915,774,065

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,231,344,538
Undistributed net investment income	339,552
Undistributed net realized gain	95,824,187
Net unrealized appreciation	1,588,265,788
$2,915,774,065

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,799,483,131	39,411,954	$71.03
I Class, $0.01 Par Value	$65,561,715	908,161	$72.19
Y Class, $0.01 Par Value	$1,543,374	21,366	$72.24
A Class, $0.01 Par Value	$40,060,294	575,727	$69.58*
C Class, $0.01 Par Value	$5,651,036	90,093	$62.72
R Class, $0.01 Par Value	$2,003,739	28,997	$69.10
R5 Class, $0.01 Par Value	$5,994	83	$72.22
R6 Class, $0.01 Par Value	$1,464,782	20,299	$72.16
*Maximum offering price $73.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $84,052)	$15,595,055
Interest	45,409
15,640,464

Expenses:
Management fees	14,485,145
Distribution and service fees:
A Class	51,563
C Class	28,672
R Class	8,305
Directors' fees and expenses	26,531
Other expenses	129
14,600,345
Fees waived(1)	(294,181)
14,306,164

Net investment income (loss)	1,334,300

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	94,922,601
Forward foreign currency exchange contract transactions	688,650
Written options contract transactions	525,888
Foreign currency translation transactions	12,132
96,149,271

Change in net unrealized appreciation (depreciation) on:
Investments	45,404,705
Forward foreign currency exchange contracts	(973,345)
Translation of assets and liabilities in foreign currencies	(11,668)
44,419,692

Net realized and unrealized gain (loss)	140,568,963

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,903,263

(1)	Amount consists of $282,536, $6,425, $42, $4,125, $574, $332 and $147 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$1,334,300	$8,586,409
Net realized gain (loss)	96,149,271	167,727,945
Change in net unrealized appreciation (depreciation)	44,419,692	462,467,477
Net increase (decrease) in net assets resulting from operations	141,903,263	638,781,831

Distributions to Shareholders
From net investment income:
Investor Class	(7,794,999)	(8,554,850)
I Class	(303,548)	(156,843)
Y Class	(31)	—
A Class	(9,665)	(43,226)
R5 Class	(25)	—
R6 Class	(8,718)	(57,884)
From net realized gains:
Investor Class	(160,090,064)	(76,803,447)
I Class	(3,593,379)	(907,444)
Y Class	(330)	—
A Class	(2,424,466)	(1,250,457)
C Class	(366,947)	(169,263)
R Class	(214,888)	(97,514)
R5 Class	(330)	—
R6 Class	(78,338)	(264,392)
Decrease in net assets from distributions	(174,885,728)	(88,305,320)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	83,070,516	(52,715,513)

Net increase (decrease) in net assets	50,088,051	497,760,998

Net Assets
Beginning of period	2,865,686,014	2,367,925,016
End of period	$2,915,774,065	$2,865,686,014

Undistributed net investment income	$339,552	$7,122,238

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at the settlement price as provided by the appropriate exchange. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

12

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover options contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on options contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

13

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2018, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2018 are as follows:

	Management Fee	Effective Annual Management Fee
	Schedule Range	Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.97%
I Class	0.600% to 0.790%	0.79%	0.77%
Y Class	0.450% to 0.640%	0.64%	0.62%
A Class	0.800% to 0.990%	0.99%	0.97%
C Class	0.800% to 0.990%	0.99%	0.97%
R Class	0.800% to 0.990%	0.99%	0.97%
R5 Class	0.600% to 0.790%	0.79%	0.77%
R6 Class	0.450% to 0.640%	0.64%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

14

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,636,032 and $10,942,981, respectively. The effect of interfund transactions on the Statement of Operations was $3,180,068 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $262,750,320 and $352,759,786, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	350,000,000		350,000,000
Sold	667,281	$48,230,741	1,407,426	$90,665,297
Issued in reinvestment of distributions	2,272,657	160,563,210	1,386,370	81,463,131
Redeemed	(1,814,167)	(131,381,111)	(3,734,837)	(237,384,030)
	1,125,771	77,412,840	(941,041)	(65,255,602)
I Class/Shares Authorized	35,000,000		35,000,000
Sold	142,629	10,458,088	436,454	29,772,009
Issued in reinvestment of distributions	50,080	3,593,215	17,851	1,064,278
Redeemed	(117,512)	(8,709,850)	(94,975)	(6,205,828)
	75,197	5,341,453	359,330	24,630,459
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	21,283	1,559,808	78	5,000
Issued in reinvestment of distributions	5	361	—	—
	21,288	1,560,169	78	5,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	41,293	2,935,778	173,237	10,898,266
Issued in reinvestment of distributions	34,556	2,393,694	21,975	1,267,277
Redeemed	(72,815)	(5,157,663)	(264,980)	(16,695,198)
	3,034	171,809	(69,768)	(4,529,655)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,381	407,479	26,075	1,515,135
Issued in reinvestment of distributions	5,350	334,996	2,670	141,044
Redeemed	(10,046)	(653,080)	(27,362)	(1,544,561)
	1,685	89,395	1,383	111,618
R Class/Shares Authorized	30,000,000		30,000,000
Sold	7,009	493,329	8,559	540,751
Issued in reinvestment of distributions	3,121	214,888	1,697	97,514
Redeemed	(31,355)	(2,173,360)	(9,476)	(583,108)
	(21,225)	(1,465,143)	780	55,157
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	78	5,000
Issued in reinvestment of distributions	5	355	—	—
	5	355	78	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	3,093	228,428	24,008	1,582,119
Issued in reinvestment of distributions	1,215	87,056	5,411	322,276
Redeemed	(4,781)	(355,846)	(142,938)	(9,641,885)
	(473)	(40,362)	(113,519)	(7,737,490)
Net increase (decrease)	1,205,282	$83,070,516	(762,679)	$(52,715,513)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

16

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,785,574,647	$123,519,718	—
Temporary Cash Investments	4,644	11,658,113	—
	$2,785,579,291	$135,177,831	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$236,815	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$214,447	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 642 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by

17

a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,982,607.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$236,815	Unrealized depreciation on forward foreign currency exchange contracts	$214,447

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$525,888	Change in net unrealized appreciation (depreciation) on written options contracts	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	688,650	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(973,345)
		$1,214,538		$(973,345)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,332,737,924
Gross tax appreciation of investments	$1,615,119,586
Gross tax depreciation of investments	(27,100,388)
Net tax appreciation (depreciation) of investments	$1,588,019,198

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$71.92	0.03	3.50	3.53	(0.21)	(4.21)	(4.42)	$71.03	4.94%	0.97%(4)	0.99%(4)	0.09%(4)	0.07%(4)	9%	$2,799,483
2017	$58.32	0.21	15.59	15.80	(0.22)	(1.98)	(2.20)	$71.92	27.93%	0.99%	1.00%	0.33%	0.32%	19%	$2,753,729
2016	$61.57	0.20	0.30	0.50	(0.25)	(3.50)	(3.75)	$58.32	0.98%	0.99%	0.99%	0.36%	0.36%	16%	$2,287,797
2015	$61.31	0.21	5.71	5.92	(0.24)	(5.42)	(5.66)	$61.57	10.93%	0.99%	0.99%	0.35%	0.35%	24%	$2,440,319
2014	$53.07	0.19	8.51	8.70	(0.24)	(0.22)	(0.46)	$61.31	16.50%	1.00%	1.00%	0.34%	0.34%	25%	$2,293,893
2013	$43.52	0.35	9.51	9.86	(0.31)	—	(0.31)	$53.07	22.80%	1.00%	1.00%	0.74%	0.74%	31%	$2,119,523
I Class
2018(3)	$73.11	0.10	3.55	3.65	(0.36)	(4.21)	(4.57)	$72.19	5.03%	0.77%(4)	0.79%(4)	0.29%(4)	0.27%(4)	9%	$65,562
2017	$59.25	0.31	15.87	16.18	(0.34)	(1.98)	(2.32)	$73.11	28.20%	0.79%	0.80%	0.53%	0.52%	19%	$60,895
2016	$62.49	0.32	0.31	0.63	(0.37)	(3.50)	(3.87)	$59.25	1.19%	0.79%	0.79%	0.56%	0.56%	16%	$28,061
2015	$62.15	0.34	5.78	6.12	(0.36)	(5.42)	(5.78)	$62.49	11.16%	0.79%	0.79%	0.55%	0.55%	24%	$33,075
2014	$53.79	0.32	8.61	8.93	(0.35)	(0.22)	(0.57)	$62.15	16.74%	0.80%	0.80%	0.54%	0.54%	25%	$29,130
2013	$44.04	0.36	9.72	10.08	(0.33)	—	(0.33)	$53.79	23.05%	0.80%	0.80%	0.94%	0.94%	31%	$39,263
Y Class
2018(3)	$73.13	0.06	3.66	3.72	(0.40)	(4.21)	(4.61)	$72.24	5.13%	0.62%(4)	0.64%(4)	0.44%(4)	0.42%(4)	9%	$1,543
2017(5)	$63.80	0.22	9.11	9.33	—	—	—	$73.13	14.62%	0.64%(4)	0.65%(4)	0.59%(4)	0.58%(4)	19%(6)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$70.45	(0.06)	3.42	3.36	(0.02)	(4.21)	(4.23)	$69.58	4.80%	1.22%(4)	1.24%(4)	(0.16)%(4)	(0.18)%(4)	9%	$40,060
2017	$57.16	0.05	15.29	15.34	(0.07)	(1.98)	(2.05)	$70.45	27.63%	1.24%	1.25%	0.08%	0.07%	19%	$40,345
2016	$60.41	0.06	0.29	0.35	(0.10)	(3.50)	(3.60)	$57.16	0.73%	1.24%	1.24%	0.11%	0.11%	16%	$36,723
2015	$60.25	0.06	5.61	5.67	(0.09)	(5.42)	(5.51)	$60.41	10.67%	1.24%	1.24%	0.10%	0.10%	24%	$41,737
2014	$52.15	0.06	8.36	8.42	(0.10)	(0.22)	(0.32)	$60.25	16.21%	1.25%	1.25%	0.09%	0.09%	25%	$39,786
2013	$42.85	0.25	9.33	9.58	(0.28)	—	(0.28)	$52.15	22.48%	1.25%	1.25%	0.49%	0.49%	31%	$43,318
C Class
2018(3)	$64.11	(0.29)	3.11	2.82	—	(4.21)	(4.21)	$62.72	4.42%	1.97%(4)	1.99%(4)	(0.91)%(4)	(0.93)%(4)	9%	$5,651
2017	$52.51	(0.39)	13.97	13.58	—	(1.98)	(1.98)	$64.11	26.66%	1.99%	2.00%	(0.67)%	(0.68)%	19%	$5,668
2016	$56.09	(0.33)	0.25	(0.08)	—	(3.50)	(3.50)	$52.51	(0.02)%	1.99%	1.99%	(0.64)%	(0.64)%	16%	$4,570
2015	$56.64	(0.36)	5.23	4.87	—	(5.42)	(5.42)	$56.09	9.83%	1.99%	1.99%	(0.65)%	(0.65)%	24%	$5,932
2014	$49.32	(0.34)	7.88	7.54	—	(0.22)	(0.22)	$56.64	15.34%	2.00%	2.00%	(0.66)%	(0.66)%	25%	$5,929
2013	$40.75	(0.14)	8.90	8.76	(0.19)	—	(0.19)	$49.32	21.57%	2.00%	2.00%	(0.26)%	(0.26)%	31%	$8,054
R Class
2018(3)	$70.05	(0.13)	3.39	3.26	—	(4.21)	(4.21)	$69.10	4.68%	1.47%(4)	1.49%(4)	(0.41)%(4)	(0.43)%(4)	9%	$2,004
2017	$56.92	(0.11)	15.22	15.11	—	(1.98)	(1.98)	$70.05	27.30%	1.49%	1.50%	(0.17)%	(0.18)%	19%	$3,518
2016	$60.21	(0.08)	0.29	0.21	—	(3.50)	(3.50)	$56.92	0.49%	1.49%	1.49%	(0.14)%	(0.14)%	16%	$2,814
2015	$60.12	(0.09)	5.60	5.51	—	(5.42)	(5.42)	$60.21	10.38%	1.49%	1.49%	(0.15)%	(0.15)%	24%	$3,295
2014	$52.07	(0.08)	8.35	8.27	—	(0.22)	(0.22)	$60.12	15.92%	1.50%	1.50%	(0.16)%	(0.16)%	25%	$3,050
2013	$42.86	0.03	9.43	9.46	(0.25)	—	(0.25)	$52.07	22.18%	1.50%	1.50%	0.24%	0.24%	31%	$3,275

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$73.10	0.10	3.54	3.64	(0.31)	(4.21)	(4.52)	$72.22	5.03%	0.77%(4)	0.79%(4)	0.29%(4)	0.27%(4)	9%	$6
2017(5)	$63.83	0.17	9.10	9.27	—	—	—	$73.10	14.52%	0.79%(4)	0.80%(4)	0.44%(4)	0.43%(4)	19%(6)	$6
R6 Class
2018(3)	$73.13	0.16	3.55	3.71	(0.47)	(4.21)	(4.68)	$72.16	5.12%	0.62%(4)	0.64%(4)	0.44%(4)	0.42%(4)	9%	$1,465
2017	$59.27	0.51	15.76	16.27	(0.43)	(1.98)	(2.41)	$73.13	28.38%	0.64%	0.65%	0.68%	0.67%	19%	$1,519
2016	$62.51	0.41	0.31	0.72	(0.46)	(3.50)	(3.96)	$59.27	1.35%	0.64%	0.64%	0.71%	0.71%	16%	$7,959
2015	$62.18	0.41	5.79	6.20	(0.45)	(5.42)	(5.87)	$62.51	11.31%	0.64%	0.64%	0.70%	0.70%	24%	$9,841
2014	$53.81	0.18	8.84	9.02	(0.43)	(0.22)	(0.65)	$62.18	16.92%	0.65%	0.65%	0.69%	0.69%	25%	$7,672
2013(7)	$49.95	0.10	3.76	3.86	—	—	—	$53.81	7.73%	0.65%(4)	0.65%(4)	0.72%(4)	0.72%(4)	31%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 1806

Semiannual Report

April 30, 2018

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Catalent, Inc.	1.9%
2U, Inc.	1.6%
Cotiviti Holdings, Inc.	1.5%
Monolithic Power Systems, Inc.	1.4%
RealPage, Inc.	1.4%
Bottomline Technologies de, Inc.	1.4%
Brink's Co. (The)	1.4%
Masimo Corp.	1.3%
Dolby Laboratories, Inc., Class A	1.3%
Planet Fitness, Inc., Class A	1.3%

Top Five Industries	% of net assets
Internet Software and Services	8.7%
Biotechnology	8.2%
Software	6.9%
Machinery	4.8%
Health Care Equipment and Supplies	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,071.40	$6.63	1.29%
I Class	$1,000	$1,072.90	$5.60	1.09%
Y Class	$1,000	$1,073.00	$4.83	0.94%
A Class	$1,000	$1,069.90	$7.90	1.54%
C Class	$1,000	$1,066.10	$11.73	2.29%
R Class	$1,000	$1,068.90	$9.18	1.79%
R5 Class	$1,000	$1,072.90	$5.60	1.09%
R6 Class	$1,000	$1,073.60	$4.83	0.94%
Hypothetical
Investor Class	$1,000	$1,018.40	$6.46	1.29%
I Class	$1,000	$1,019.39	$5.46	1.09%
Y Class	$1,000	$1,020.13	$4.71	0.94%
A Class	$1,000	$1,017.16	$7.70	1.54%
C Class	$1,000	$1,013.44	$11.43	2.29%
R Class	$1,000	$1,015.92	$8.95	1.79%
R5 Class	$1,000	$1,019.39	$5.46	1.09%
R6 Class	$1,000	$1,020.13	$4.71	0.94%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace and Defense — 4.0%
AAR Corp.	237,441	$10,281,195
KLX, Inc.(1)	140,975	11,028,474
Kratos Defense & Security Solutions, Inc.(1)	716,137	7,168,532
Mercury Systems, Inc.(1)	200,846	6,443,140
		34,921,341
Air Freight and Logistics — 1.1%
XPO Logistics, Inc.(1)	96,671	9,392,554
Banks — 2.2%
Ameris Bancorp	142,410	7,362,597
Cathay General Bancorp	116,754	4,671,327
Wintrust Financial Corp.	78,924	7,059,752
		19,093,676
Beverages — 0.5%
MGP Ingredients, Inc.	47,324	4,533,166
Biotechnology — 8.2%
Acceleron Pharma, Inc.(1)	43,104	1,504,761
Adamas Pharmaceuticals, Inc.(1)	68,335	2,063,034
Aimmune Therapeutics, Inc.(1)	117,779	3,655,860
Alder Biopharmaceuticals, Inc.(1)	107,070	1,520,394
Amicus Therapeutics, Inc.(1)	301,578	4,267,329
AnaptysBio, Inc.(1)	21,858	2,049,843
Arena Pharmaceuticals, Inc.(1)	104,731	4,172,483
Array BioPharma, Inc.(1)	183,035	2,481,955
Avexis, Inc.(1)	19,186	4,080,095
Blueprint Medicines Corp.(1)	41,461	3,180,888
Clovis Oncology, Inc.(1)	64,863	2,813,757
Esperion Therapeutics, Inc.(1)	27,921	1,954,749
Exact Sciences Corp.(1)	148,116	7,407,281
FibroGen, Inc.(1)	76,709	3,486,424
Flexion Therapeutics, Inc.(1)	122,160	3,044,227
Loxo Oncology, Inc.(1)	21,617	2,721,796
Neurocrine Biosciences, Inc.(1)	21,913	1,776,706
Portola Pharmaceuticals, Inc.(1)	64,446	2,328,434
Puma Biotechnology, Inc.(1)	35,983	2,293,916
Sage Therapeutics, Inc.(1)	41,467	5,967,931
Sarepta Therapeutics, Inc.(1)	58,752	4,486,303
Spark Therapeutics, Inc.(1)	30,636	2,338,139
Ultragenyx Pharmaceutical, Inc.(1)	35,572	1,808,480
		71,404,785
Building Products — 0.4%
Masonite International Corp.(1)	51,383	3,118,948

6

	Shares	Value
Capital Markets — 1.5%
Hamilton Lane, Inc., Class A	181,451	$7,593,724
Houlihan Lokey, Inc.	114,450	5,093,025
		12,686,749
Chemicals — 3.0%
Ferro Corp.(1)	290,822	6,400,992
Ingevity Corp.(1)	113,450	8,716,363
KMG Chemicals, Inc.	121,244	7,455,294
Valvoline, Inc.	151,865	3,079,822
		25,652,471
Commercial Services and Supplies — 2.9%
Advanced Disposal Services, Inc.(1)	281,560	6,205,582
Brink's Co. (The)	162,003	11,955,822
Healthcare Services Group, Inc.	178,292	6,887,420
		25,048,824
Communications Equipment — 0.2%
Lumentum Holdings, Inc.(1)	29,557	1,491,151
Construction and Engineering — 1.8%
Dycom Industries, Inc.(1)	94,115	9,774,784
Granite Construction, Inc.	104,525	5,475,019
		15,249,803
Construction Materials — 1.1%
Summit Materials, Inc., Class A(1)	342,419	9,635,671
Consumer Finance — 0.6%
Green Dot Corp., Class A(1)	89,734	5,456,725
Distributors — 0.5%
Pool Corp.	30,564	4,242,589
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	55,037	5,221,911
Chegg, Inc.(1)	234,235	5,436,594
		10,658,505
Electronic Equipment, Instruments and Components — 2.0%
Dolby Laboratories, Inc., Class A	186,084	11,131,545
SYNNEX Corp.	41,075	4,114,483
TTM Technologies, Inc.(1)	175,102	2,440,922
		17,686,950
Equity Real Estate Investment Trusts (REITs) — 0.9%
First Industrial Realty Trust, Inc.	241,893	7,525,291
Food Products — 0.6%
Hostess Brands, Inc.(1)	362,153	5,088,250
Health Care Equipment and Supplies — 4.5%
Insulet Corp.(1)	116,958	10,058,388
Masimo Corp.(1)	124,790	11,197,407
Merit Medical Systems, Inc.(1)	189,879	9,209,132
Nevro Corp.(1)	97,529	8,715,191
		39,180,118

7

	Shares	Value
Health Care Providers and Services — 2.6%
Amedisys, Inc.(1)	103,442	$6,836,482
Envision Healthcare Corp.(1)	125,076	4,649,075
HealthEquity, Inc.(1)	90,115	5,917,852
Tivity Health, Inc.(1)	139,641	5,020,094
		22,423,503
Health Care Technology — 3.4%
Cotiviti Holdings, Inc.(1)	376,606	13,007,971
Teladoc, Inc.(1)	197,490	8,492,070
Vocera Communications, Inc.(1)	326,320	8,180,843
		29,680,884
Hotels, Restaurants and Leisure — 4.4%
Churchill Downs, Inc.	37,904	10,408,438
Hilton Grand Vacations, Inc.(1)	90,054	3,872,322
Planet Fitness, Inc., Class A(1)	275,357	11,094,133
Red Rock Resorts, Inc., Class A	170,745	5,154,792
Texas Roadhouse, Inc.	121,409	7,779,889
		38,309,574
Household Durables — 2.6%
Cavco Industries, Inc.(1)	34,414	5,862,425
Installed Building Products, Inc.(1)	62,120	3,584,324
PlayAGS, Inc.(1)	260,733	5,895,173
TopBuild Corp.(1)	87,177	6,948,007
		22,289,929
Household Products — 0.4%
Central Garden & Pet Co., Class A(1)	94,141	3,342,006
Insurance — 2.0%
Goosehead Insurance, Inc., Class A(1)	294,205	4,354,234
Kinsale Capital Group, Inc.	125,097	6,448,750
Trupanion, Inc.(1)	265,871	6,987,090
		17,790,074
Internet and Direct Marketing Retail — 0.7%
Shutterfly, Inc.(1)	71,932	5,820,737
Internet Software and Services — 8.7%
2U, Inc.(1)	168,012	13,523,286
Etsy, Inc.(1)	213,586	6,394,765
Five9, Inc.(1)	260,908	7,662,868
GrubHub, Inc.(1)	95,782	9,687,391
LogMeIn, Inc.	82,561	9,098,222
Mimecast Ltd.(1)	279,635	10,640,112
Nutanix, Inc., Class A(1)	143,375	7,253,341
Q2 Holdings, Inc.(1)	64,683	3,185,638
SPS Commerce, Inc.(1)	119,135	8,169,087
		75,614,710
IT Services — 1.9%
EPAM Systems, Inc.(1)	84,096	9,616,378

8

	Shares	Value
Science Applications International Corp.	84,965	$7,289,147
		16,905,525
Leisure Products — 0.8%
Malibu Boats, Inc., Class A(1)	218,516	7,363,989
Life Sciences Tools and Services — 1.0%
PRA Health Sciences, Inc.(1)	109,590	9,005,010
Machinery — 4.8%
Chart Industries, Inc.(1)	105,773	6,001,560
Evoqua Water Technologies Corp.(1)	260,652	5,325,120
ITT, Inc.	137,119	6,703,748
John Bean Technologies Corp.	85,092	9,168,663
Kadant, Inc.	71,250	6,572,812
Kennametal, Inc.	217,119	7,913,988
		41,685,891
Oil, Gas and Consumable Fuels — 1.9%
Callon Petroleum Co.(1)	697,624	9,703,950
Energen Corp.(1)	110,527	7,232,887
		16,936,837
Personal Products — 0.6%
Medifast, Inc.	50,737	5,092,980
Pharmaceuticals — 4.0%
Aerie Pharmaceuticals, Inc.(1)	54,582	2,794,598
Catalent, Inc.(1)	401,543	16,507,433
Heska Corp.(1)	47,355	3,865,115
Horizon Pharma plc(1)	117,644	1,557,607
Nektar Therapeutics(1)	86,264	7,216,846
Optinose, Inc.(1)	123,262	2,637,807
		34,579,406
Real Estate Management and Development — 0.6%
FirstService Corp.	79,630	5,581,759
Road and Rail — 0.6%
Saia, Inc.(1)	84,185	5,560,419
Semiconductors and Semiconductor Equipment — 4.4%
Cavium, Inc.(1)	28,079	2,106,206
Entegris, Inc.	323,396	10,413,351
MKS Instruments, Inc.	42,549	4,357,018
Monolithic Power Systems, Inc.	106,762	12,501,830
Semtech Corp.(1)	214,475	8,428,867
		37,807,272
Software — 6.9%
Bottomline Technologies de, Inc.(1)	307,224	12,141,492
Ceridian HCM Holding, Inc.(1)	66,457	2,098,712
Guidewire Software, Inc.(1)	41,041	3,472,889
Paycom Software, Inc.(1)	75,884	8,666,712
RealPage, Inc.(1)	228,885	12,245,348
RingCentral, Inc., Class A(1)	152,478	10,223,650
Tyler Technologies, Inc.(1)	15,262	3,341,157

9

	Shares	Value
Zendesk, Inc.(1)	158,082	$7,706,498
		59,896,458
Specialty Retail — 3.6%
At Home Group, Inc.(1)	136,149	4,791,083
Burlington Stores, Inc.(1)	73,969	10,048,689
Floor & Decor Holdings, Inc., Class A(1)	68,524	3,809,249
National Vision Holdings, Inc.(1)	215,519	7,172,473
RH(1)	52,505	5,011,602
		30,833,096
Textiles, Apparel and Luxury Goods — 0.4%
G-III Apparel Group Ltd.(1)	96,323	3,514,826
Thrifts and Mortgage Finance — 1.1%
LendingTree, Inc.(1)	14,685	3,500,904
NMI Holdings, Inc., Class A(1)	422,839	5,856,320
		9,357,224
Trading Companies and Distributors — 1.6%
MRC Global, Inc.(1)	348,173	6,521,280
SiteOne Landscape Supply, Inc.(1)	101,745	6,969,533
		13,490,813
Water Utilities — 0.7%
Connecticut Water Service, Inc.	27,698	1,883,464
SJW Group	66,958	4,047,611
		5,931,075
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.(1)	156,787	3,678,223
TOTAL COMMON STOCKS (Cost $701,512,406)		844,559,787
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $13,024,198), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $12,750,219)		12,749,702
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 4/30/25, valued at $10,842,825), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $10,629,218)		10,629,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,219	8,219
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,386,921)		23,386,921
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $724,899,327)		867,946,708
OTHER ASSETS AND LIABILITIES†		253,962
TOTAL NET ASSETS — 100.0%		$868,200,670

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	148,351	USD	116,188	Morgan Stanley	6/29/18	$(486)
CAD	181,318	USD	142,976	Morgan Stanley	6/29/18	(1,561)
USD	5,097,423	CAD	6,593,364	Morgan Stanley	6/29/18	(44,925)
USD	133,881	CAD	172,717	Morgan Stanley	6/29/18	(826)
USD	130,344	CAD	167,701	Morgan Stanley	6/29/18	(450)
						$(48,248)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
† Category is less than 0.05% of total net assets.
(1) Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $724,899,327)	$867,946,708
Receivable for investments sold	8,578,286
Receivable for capital shares sold	409,863
Dividends and interest receivable	66,658
877,001,515

Liabilities
Payable for investments purchased	7,062,504
Payable for capital shares redeemed	822,287
Unrealized depreciation on forward foreign currency exchange contracts	48,248
Accrued management fees	842,955
Distribution and service fees payable	24,851
8,800,845

Net Assets	$868,200,670

Net Assets Consist of:
Capital (par value and paid-in surplus)	$690,984,034
Accumulated net investment loss	(7,276,957)
Undistributed net realized gain	41,494,460
Net unrealized appreciation	142,999,133
$868,200,670

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$371,008,375	20,856,896	$17.79
I Class, $0.01 Par Value	$381,906,487	21,006,129	$18.18
Y Class, $0.01 Par Value	$208,538	11,387	$18.31
A Class, $0.01 Par Value	$71,644,774	4,159,786	$17.22*
C Class, $0.01 Par Value	$9,505,392	603,787	$15.74
R Class, $0.01 Par Value	$4,792,228	284,336	$16.85
R5 Class, $0.01 Par Value	$7,002	385	$18.19
R6 Class, $0.01 Par Value	$29,127,874	1,590,761	$18.31
*Maximum offering price $18.27 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,871)	$1,458,882
Interest	63,072
1,521,954

Expenses:
Management fees	4,713,763
Distribution and service fees:
A Class	98,353
C Class	48,599
R Class	10,929
Directors' fees and expenses	8,025
Other expenses	163
4,879,832

Net investment income (loss)	(3,357,878)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	42,559,261
Forward foreign currency exchange contract transactions	217,848
Foreign currency translation transactions	(255)
42,776,854

Change in net unrealized appreciation (depreciation) on:
Investments	10,297,172
Forward foreign currency exchange contracts	(208,441)
10,088,731

Net realized and unrealized gain (loss)	52,865,585

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,507,707

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$(3,357,878)	$(4,213,335)
Net realized gain (loss)	42,776,854	74,355,049
Change in net unrealized appreciation (depreciation)	10,088,731	85,665,163
Net increase (decrease) in net assets resulting from operations	49,507,707	155,806,877

Distributions to Shareholders
From net realized gains:
Investor Class	(2,095,439)	(5,748,134)
I Class	(1,258,916)	(7,465,031)
Y Class	(33)	(188)
A Class	(482,378)	(2,378,830)
C Class	(64,244)	(341,222)
R Class	(24,888)	(116,383)
R5 Class	(41)	(189)
R6 Class	(162,130)	(910,051)
Decrease in net assets from distributions	(4,088,069)	(16,960,028)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	119,409,021	37,784,767

Redemption Fees
Increase in net assets from redemption fees	—	46,152

Net increase (decrease) in net assets	164,828,659	176,677,768

Net Assets
Beginning of period	703,372,011	526,694,243
End of period	$868,200,670	$703,372,011

Accumulated net investment loss	$(7,276,957)	$(3,919,079)

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

15

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — Prior to October 9, 2017, the fund may have imposed a 2.00% redemption fee on shares held less than 60 days. The fee was not applicable to all classes. The redemption fee was retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

16

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.29%
I Class	0.900% to 1.300%	1.09%
Y Class	0.750% to 1.150%	0.94%
A Class	1.100% to 1.500%	1.29%
C Class	1.100% to 1.500%	1.29%
R Class	1.100% to 1.500%	1.29%
R5 Class	0.900% to 1.300%	1.09%
R6 Class	0.750% to 1.150%	0.94%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period,

17

the interfund purchases and sales were $1,420,824 and $3,930,765, respectively. The effect of interfund transactions on the Statement of Operations was $515,022 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $544,058,951 and $444,562,405, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	140,000,000		140,000,000
Sold	1,098,326	$19,153,193	3,941,253	$60,605,078
Issued in connection with reorganization (Note 10)	—	—	11,477,646	191,178,610
Issued in reinvestment of distributions	114,703	1,959,131	330,936	5,457,134
Redeemed	(1,980,201)	(34,318,585)	(4,397,306)	(68,805,286)
	(767,172)	(13,206,261)	11,352,529	188,435,536
I Class/Shares Authorized	200,000,000		200,000,000
Sold	9,257,872	168,594,911	2,219,923	34,034,994
Issued in connection with reorganization (Note 10)	—	—	17,006	289,155
Issued in reinvestment of distributions	11,148	194,417	65,809	1,107,559
Redeemed	(1,163,335)	(20,968,659)	(9,790,924)	(152,975,647)
	8,105,685	147,820,669	(7,488,186)	(117,543,939)
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	11,048	203,168	326	5,000
Issued in reinvestment of distributions	2	33	11	188
	11,050	203,201	337	5,188
A Class/Shares Authorized	130,000,000		130,000,000
Sold	228,883	3,876,994	443,075	6,494,852
Issued in connection with reorganization (Note 10)	—	—	733,376	11,849,698
Issued in reinvestment of distributions	27,926	462,175	141,539	2,263,214
Redeemed	(1,079,351)	(18,654,526)	(3,205,533)	(47,623,536)
	(822,542)	(14,315,357)	(1,887,543)	(27,015,772)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	41,602	643,225	53,630	727,224
Issued in connection with reorganization (Note 10)	—	—	60,216	893,045
Issued in reinvestment of distributions	3,614	54,825	19,042	279,538
Redeemed	(111,537)	(1,723,984)	(244,413)	(3,361,284)
	(66,321)	(1,025,934)	(111,525)	(1,461,477)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	117,455	1,943,507	79,409	1,160,623
Issued in connection with reorganization (Note 10)	—	—	23,868	377,916
Issued in reinvestment of distributions	1,481	24,003	7,118	111,533
Redeemed	(71,687)	(1,190,082)	(88,784)	(1,291,440)
	47,249	777,428	21,611	358,632

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	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	77	$1,325	328	$5,000
Issued in reinvestment of distributions	2	41	11	189
Redeemed	(33)	(599)	—	—
	46	767	339	5,189
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	161,292	2,898,668	666,466	10,392,722
Issued in reinvestment of distributions	9,233	162,130	53,722	910,051
Redeemed	(216,620)	(3,906,290)	(1,043,703)	(16,301,363)
	(46,095)	(845,492)	(323,515)	(4,998,590)
Net increase (decrease)	6,461,900	$119,409,021	1,564,047	$37,784,767

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$838,978,028	$5,581,759	—
Temporary Cash Investments	8,219	23,378,702	—
	$838,986,247	$28,960,461	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$48,248	—

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7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,336,615.

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $48,248 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $217,848 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(208,441) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$726,856,093
Gross tax appreciation of investments	$161,922,337
Gross tax depreciation of investments	(20,831,722)
Net tax appreciation (depreciation) of investments	$141,090,615

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2017, the fund had late-year ordinary loss deferrals of $(3,758,531), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Reorganization

On June 29, 2017, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of New Opportunities Fund, one fund in a series issued by the corporation, were transferred to Small Cap Growth Fund in exchange for shares of Small Cap Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and

20

strategies. The financial statements and performance history of Small Cap Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.
The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, New Opportunities Fund exchanged its shares for shares of Small Cap Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
New Opportunities Fund – Investor Class	18,280,839	Small Cap Growth Fund – Investor Class	11,477,646
New Opportunities Fund – I Class	27,060	Small Cap Growth Fund – I Class	17,006
New Opportunities Fund – A Class	1,165,326	Small Cap Growth Fund – A Class	733,376
New Opportunities Fund – C Class	95,508	Small Cap Growth Fund – C Class	60,216
New Opportunities Fund – R Class	38,203	Small Cap Growth Fund – R Class	23,868

The net assets of New Opportunities Fund and Small Cap Growth Fund immediately before the reorganization were $204,588,424 and $501,100,744, respectively. New Opportunities Fund's unrealized appreciation of $33,960,092 was combined with that of Small Cap Growth Fund. Immediately after the reorganization, the combined net assets were $705,689,168.

Assuming the reorganization had been completed on November 1, 2016, the beginning of the annual reporting period, the pro forma results of operations for the year ended October 31, 2017 are as follows:

Net investment income (loss)	$(5,585,482)
Net realized and unrealized gain (loss)	212,553,163
Net increase (decrease) in net assets resulting from operations	$206,967,681

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of New Opportunities Fund that have been included in the fund’s Statement of Operations since October 20, 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$16.70	(0.08)	1.27	1.19	—	(0.10)	(0.10)	$17.79	7.14%	1.29%(4)	(0.90)%(4)	57%	$371,008
2017	$12.96	(0.13)	4.45	4.32	—	(0.58)	(0.58)	$16.70	33.36%	1.36%	(0.83)%	70%	$361,029
2016	$13.06	(0.10)	—(5)	(0.10)	—	—	—	$12.96	(0.77)%	1.36%	(0.83)%	130%	$133,140
2015	$12.82	(0.13)	0.37	0.24	—	—	—	$13.06	1.87%	1.39%	(0.92)%	100%	$171,490
2014	$11.95	(0.11)	0.98	0.87	—	—	—	$12.82	7.28%	1.40%	(0.93)%	75%	$170,316
2013	$8.79	(0.05)	3.23	3.18	(0.02)	—	(0.02)	$11.95	36.23%	1.42%	(0.47)%	80%	$199,294
I Class
2018(3)	$17.04	(0.06)	1.30	1.24	—	(0.10)	(0.10)	$18.18	7.29%	1.09%(4)	(0.70)%(4)	57%	$381,906
2017	$13.20	(0.09)	4.51	4.42	—	(0.58)	(0.58)	$17.04	33.51%	1.16%	(0.63)%	70%	$219,881
2016	$13.27	(0.08)	0.01	(0.07)	—	—	—	$13.20	(0.53)%	1.16%	(0.63)%	130%	$269,094
2015	$13.01	(0.10)	0.36	0.26	—	—	—	$13.27	2.00%	1.17%	(0.70)%	100%	$256,001
2014	$12.10	(0.09)	1.00	0.91	—	—	—	$13.01	7.52%	1.20%	(0.73)%	75%	$72,542
2013	$8.88	(0.02)	3.26	3.24	(0.02)	—	(0.02)	$12.10	36.61%	1.22%	(0.27)%	80%	$103,520

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2018(3)	$17.16	(0.06)	1.31	1.25	—	(0.10)	(0.10)	$18.31	7.30%	0.94%(4)	(0.55)%(4)	57%	$209
2017(6)	$15.34	(0.06)	2.46	2.40	—	(0.58)	(0.58)	$17.16	15.67%	1.01%(4)	(0.61)%(4)	70%(7)	$6
A Class
2018(3)	$16.19	(0.10)	1.23	1.13	—	(0.10)	(0.10)	$17.22	6.99%	1.54%(4)	(1.15)%(4)	57%	$71,645
2017	$12.61	(0.16)	4.32	4.16	—	(0.58)	(0.58)	$16.19	33.02%	1.61%	(1.08)%	70%	$80,654
2016	$12.74	(0.13)	—(5)	(0.13)	—	—	—	$12.61	(1.02)%	1.61%	(1.08)%	130%	$86,651
2015	$12.54	(0.16)	0.36	0.20	—	—	—	$12.74	1.59%	1.64%	(1.17)%	100%	$103,713
2014	$11.72	(0.14)	0.96	0.82	—	—	—	$12.54	7.00%	1.65%	(1.18)%	75%	$100,051
2013	$8.63	(0.07)	3.17	3.10	(0.01)	—	(0.01)	$11.72	36.00%	1.67%	(0.72)%	80%	$114,080
C Class
2018(3)	$14.86	(0.15)	1.13	0.98	—	(0.10)	(0.10)	$15.74	6.61%	2.29%(4)	(1.90)%(4)	57%	$9,505
2017	$11.70	(0.25)	3.99	3.74	—	(0.58)	(0.58)	$14.86	31.99%	2.36%	(1.83)%	70%	$9,958
2016	$11.91	(0.21)	—(5)	(0.21)	—	—	—	$11.70	(1.68)%	2.36%	(1.83)%	130%	$9,146
2015	$11.81	(0.24)	0.34	0.10	—	—	—	$11.91	0.76%	2.39%	(1.92)%	100%	$11,458
2014	$11.12	(0.22)	0.91	0.69	—	—	—	$11.81	6.21%	2.40%	(1.93)%	75%	$11,727
2013	$8.24	(0.14)	3.02	2.88	—	—	—	$11.12	34.95%	2.42%	(1.47)%	80%	$13,171

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(3)	$15.86	(0.12)	1.21	1.09	—	(0.10)	(0.10)	$16.85	6.89%	1.79%(4)	(1.40)%(4)	57%	$4,792
2017	$12.40	(0.19)	4.23	4.04	—	(0.58)	(0.58)	$15.86	32.61%	1.86%	(1.33)%	70%	$3,761
2016	$12.55	(0.16)	0.01	(0.15)	—	—	—	$12.40	(1.20)%	1.86%	(1.33)%	130%	$2,672
2015	$12.39	(0.19)	0.35	0.16	—	—	—	$12.55	1.29%	1.89%	(1.42)%	100%	$2,135
2014	$11.61	(0.17)	0.95	0.78	—	—	—	$12.39	6.72%	1.90%	(1.43)%	75%	$1,373
2013	$8.56	(0.10)	3.16	3.06	(0.01)	—	(0.01)	$11.61	35.73%	1.92%	(0.97)%	80%	$2,022
R5 Class
2018(3)	$17.05	(0.06)	1.30	1.24	—	(0.10)	(0.10)	$18.19	7.29%	1.09%(4)	(0.70)%(4)	57%	$7
2017(6)	$15.26	(0.07)	2.44	2.37	—	(0.58)	(0.58)	$17.05	15.56%	1.16%(4)	(0.76)%(4)	70%(7)	$6
R6 Class
2018(3)	$17.15	(0.05)	1.31	1.26	—	(0.10)	(0.10)	$18.31	7.36%	0.94%(4)	(0.55)%(4)	57%	$29,128
2017	$13.26	(0.08)	4.55	4.47	—	(0.58)	(0.58)	$17.15	33.74%	1.01%	(0.48)%	70%	$28,077
2016	$13.31	(0.06)	0.01	(0.05)	—	—	—	$13.26	(0.38)%	1.01%	(0.48)%	130%	$25,992
2015	$13.03	(0.08)	0.36	0.28	—	—	—	$13.31	2.15%	1.04%	(0.57)%	100%	$22,235
2014	$12.10	(0.08)	1.01	0.93	—	—	—	$13.03	7.69%	1.07%	(0.60)%	75%	$18,447
2013(8)	$11.33	(0.02)	0.79	0.77	—	—	—	$12.10	6.80%	1.05%(4)	(0.55)%(4)	80%(9)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	Amount is less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(8)	July 26, 2013 (commencement of sale) through October 31, 2013.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 1806

Semiannual Report

April 30, 2018

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
JPMorgan Chase & Co.	4.1%
Alphabet, Inc.*	3.3%
Prudential Financial, Inc.	3.3%
Microsoft Corp.	3.2%
Apple, Inc.	3.0%
Amazon.com, Inc.	2.9%
Cisco Systems, Inc.	2.7%
Boeing Co. (The)	2.6%
Home Depot, Inc. (The)	2.4%
Prologis, Inc.	2.3%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Software	6.4%
Insurance	5.7%
Internet Software and Services	5.5%
Banks	5.4%
Oil, Gas and Consumable Fuels	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,046.80	$5.02	0.99%
I Class	$1,000	$1,048.00	$4.01	0.79%
Y Class	$1,000	$1,048.50	$3.25	0.64%
A Class	$1,000	$1,045.40	$6.29	1.24%
C Class	$1,000	$1,041.60	$10.07	1.99%
R Class	$1,000	$1,044.10	$7.55	1.49%
R5 Class	$1,000	$1,047.80	$4.01	0.79%
Hypothetical
Investor Class	$1,000	$1,019.89	$4.96	0.99%
I Class	$1,000	$1,020.88	$3.96	0.79%
Y Class	$1,000	$1,021.62	$3.21	0.64%
A Class	$1,000	$1,018.65	$6.21	1.24%
C Class	$1,000	$1,014.93	$9.94	1.99%
R Class	$1,000	$1,017.41	$7.45	1.49%
R5 Class	$1,000	$1,020.88	$3.96	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.5%
Boeing Co. (The)	19,016	$6,342,977
Lockheed Martin Corp.	8,317	2,668,426
Northrop Grumman Corp.	5,347	1,721,948
		10,733,351
Airlines — 1.2%
Delta Air Lines, Inc.	54,789	2,861,082
Automobiles — 0.3%
Ford Motor Co.	64,698	727,206
Banks — 5.4%
Bank of America Corp.	104,582	3,129,093
JPMorgan Chase & Co.	90,700	9,866,346
		12,995,439
Beverages — 2.0%
PepsiCo, Inc.	48,330	4,878,430
Biotechnology — 3.1%
AbbVie, Inc.	17,226	1,663,170
Amgen, Inc.	10,102	1,762,597
Biogen, Inc.(1)	11,909	3,258,303
Celgene Corp.(1)	5,341	465,201
Incyte Corp.(1)	3,083	190,961
		7,340,232
Capital Markets — 2.6%
Ameriprise Financial, Inc.	10,997	1,541,889
BlackRock, Inc.	2,227	1,161,381
S&P Global, Inc.	9,787	1,845,828
State Street Corp.	18,117	1,807,714
		6,356,812
Chemicals — 1.8%
LyondellBasell Industries NV, Class A	22,684	2,398,379
Sherwin-Williams Co. (The)	5,400	1,985,364
		4,383,743
Communications Equipment — 3.9%
Cisco Systems, Inc.	148,107	6,559,659
Motorola Solutions, Inc.	16,161	1,774,963
Palo Alto Networks, Inc.(1)	5,804	1,117,328
		9,451,950
Consumer Finance — 0.5%
American Express Co.	10,818	1,068,278
Containers and Packaging — 0.5%
International Paper Co.	22,348	1,152,263

6

	Shares	Value
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	78,617	$2,570,776
Verizon Communications, Inc.	23,293	1,149,509
		3,720,285
Electric Utilities — 0.6%
Exelon Corp.	38,558	1,529,981
Electrical Equipment — 0.8%
Eaton Corp. plc	25,741	1,931,347
Energy Equipment and Services — 1.1%
Halliburton Co.	50,103	2,654,958
Equity Real Estate Investment Trusts (REITs) — 4.0%
Host Hotels & Resorts, Inc.	111,526	2,181,449
Prologis, Inc.	86,363	5,605,822
SBA Communications Corp.(1)	11,499	1,842,485
		9,629,756
Food and Staples Retailing — 1.6%
Kroger Co. (The)	8,302	209,127
Walgreens Boots Alliance, Inc.	15,113	1,004,259
Walmart, Inc.	29,714	2,628,501
		3,841,887
Food Products — 1.1%
Archer-Daniels-Midland Co.	15,640	709,743
Campbell Soup Co.	7,510	306,258
Pinnacle Foods, Inc.	27,689	1,672,416
		2,688,417
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	14,360	834,747
CVS Health Corp.	15,543	1,085,368
Edwards Lifesciences Corp.(1)	26,960	3,433,625
		5,353,740
Health Care Providers and Services — 1.9%
Aetna, Inc.	3,919	701,697
Centene Corp.(1)	2,339	253,969
Humana, Inc.	3,764	1,107,293
UnitedHealth Group, Inc.	11,017	2,604,419
		4,667,378
Hotels, Restaurants and Leisure — 1.7%
Royal Caribbean Cruises Ltd.	30,812	3,333,550
Starbucks Corp.	12,864	740,581
		4,074,131
Household Products — 1.6%
Procter & Gamble Co. (The)	53,375	3,861,148
Industrial Conglomerates — 1.7%
3M Co.	21,360	4,152,170
Insurance — 5.7%
Aflac, Inc.	29,548	1,346,502
Prudential Financial, Inc.	73,789	7,845,247
7

	Shares	Value
Travelers Cos., Inc. (The)	35,175	$4,629,030
		13,820,779
Internet and Direct Marketing Retail — 3.3%
Amazon.com, Inc.(1)	4,465	6,992,770
Netflix, Inc.(1)	3,000	937,380
		7,930,150
Internet Software and Services — 5.5%
Alphabet, Inc., Class A(1)	5,497	5,599,134
Alphabet, Inc., Class C(1)	2,355	2,395,812
Facebook, Inc., Class A(1)	30,396	5,228,112
		13,223,058
IT Services — 4.4%
Accenture plc, Class A	29,690	4,489,128
DXC Technology Co.	16,666	1,717,598
Visa, Inc., Class A	34,315	4,353,887
		10,560,613
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	30,077	1,977,262
Machinery — 3.0%
Caterpillar, Inc.	22,710	3,278,416
Cummins, Inc.	16,135	2,579,341
Parker-Hannifin Corp.	8,613	1,417,872
		7,275,629
Media — 1.3%
Comcast Corp., Class A	57,609	1,808,347
Time Warner, Inc.	13,353	1,265,864
		3,074,211
Multi-Utilities — 0.6%
DTE Energy Co.	13,523	1,425,324
Multiline Retail — 1.7%
Target Corp.	56,500	4,101,900
Oil, Gas and Consumable Fuels — 4.6%
ConocoPhillips	58,785	3,850,418
Devon Energy Corp.	19,067	692,704
EOG Resources, Inc.	11,641	1,375,617
Marathon Petroleum Corp.	43,214	3,237,161
Valero Energy Corp.	16,380	1,817,033
		10,972,933
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	43,242	2,254,205
Johnson & Johnson	27,834	3,520,723
Merck & Co., Inc.	9,582	564,092
Zoetis, Inc.	42,412	3,540,554
		9,879,574
Professional Services — 1.3%
ManpowerGroup, Inc.	32,776	3,137,319

8

	Shares	Value
Road and Rail — 0.2%
Ryder System, Inc.	7,892	$532,158
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	68,968	3,425,641
Broadcom, Inc.	6,982	1,601,810
Intel Corp.	49,125	2,535,833
Texas Instruments, Inc.	10,861	1,101,631
		8,664,915
Software — 6.4%
Adobe Systems, Inc.(1)	12,825	2,842,020
Electronic Arts, Inc.(1)	4,171	492,094
Microsoft Corp.	81,515	7,623,283
Oracle Corp. (New York)	48,399	2,210,382
Red Hat, Inc.(1)	11,511	1,876,984
ServiceNow, Inc.(1)	1,936	321,647
		15,366,410
Specialty Retail — 2.9%
Best Buy Co., Inc.	8,113	620,888
Home Depot, Inc. (The)	31,386	5,800,132
Ross Stores, Inc.	7,268	587,618
		7,008,638
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	44,422	7,341,180
HP, Inc.	93,544	2,010,260
		9,351,440
TOTAL COMMON STOCKS (Cost $169,416,261)		238,356,297
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $1,399,327), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $1,369,891)		1,369,835
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $1,164,185), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $1,141,023)		1,141,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,850	1,850
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,512,685)		2,512,685
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $171,928,946)		240,868,982
OTHER ASSETS AND LIABILITIES†		(26,610)
TOTAL NET ASSETS — 100.0%		$240,842,372

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $171,928,946)	$240,868,982
Receivable for capital shares sold	220,315
Dividends and interest receivable	226,107
241,315,404

Liabilities
Payable for capital shares redeemed	255,196
Accrued management fees	192,212
Distribution and service fees payable	25,624
473,032

Net Assets	$240,842,372

Net Assets Consist of:
Capital (par value and paid-in surplus)	$163,524,742
Undistributed net investment income	530,871
Undistributed net realized gain	7,846,723
Net unrealized appreciation	68,940,036
$240,842,372

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$143,111,458	5,169,564	$27.68
I Class, $0.01 Par Value	$24,113,106	869,332	$27.74
Y Class, $0.01 Par Value	$2,884,464	103,882	$27.77
A Class, $0.01 Par Value	$50,886,289	1,842,519	$27.62*
C Class, $0.01 Par Value	$15,943,290	587,764	$27.13
R Class, $0.01 Par Value	$3,831,908	139,346	$27.50
R5 Class, $0.01 Par Value	$71,857	2,589	$27.75
*Maximum offering price $29.31 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,202,743
Interest	9,190
2,211,933

Expenses:
Management fees	1,173,997
Distribution and service fees:
A Class	65,157
C Class	86,437
R Class	9,781
Directors' fees and expenses	2,187
Other expenses	424
1,337,983

Net investment income (loss)	873,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,845,917
Change in net unrealized appreciation (depreciation) on investments	718,395

Net realized and unrealized gain (loss)	9,564,312

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,438,262

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$873,950	$1,712,498
Net realized gain (loss)	8,845,917	7,836,118
Change in net unrealized appreciation (depreciation)	718,395	41,922,276
Net increase (decrease) in net assets resulting from operations	10,438,262	51,470,892

Distributions to Shareholders
From net investment income:
Investor Class	(1,028,630)	(1,035,050)
I Class	(186,797)	(86,690)
Y Class	(8,986)	—
A Class	(239,882)	(912,362)
C Class	—	(30,542)
R Class	(8,524)	(25,123)
R5 Class	(162)	—
From net realized gains:
Investor Class	(3,110,261)	—
I Class	(440,291)	—
Y Class	(19,987)	—
A Class	(1,121,767)	—
C Class	(397,922)	—
R Class	(88,057)	—
R5 Class	(408)	—
Decrease in net assets from distributions	(6,651,674)	(2,089,767)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,365,209	(33,935,108)

Net increase (decrease) in net assets	12,151,797	15,446,017

Net Assets
Beginning of period	228,690,575	213,244,558
End of period	$240,842,372	$228,690,575

Undistributed net investment income	$530,871	$1,129,902

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the

14

independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.99%
I Class	0.600% to 0.790%	0.79%
Y Class	0.450% to 0.640%	0.64%
A Class	0.800% to 0.990%	0.99%
C Class	0.800% to 0.990%	0.99%
R Class	0.800% to 0.990%	0.99%
R5 Class	0.600% to 0.790%	0.79%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $22,946 and $74,490, respectively. The effect of interfund transactions on the Statement of Operations was $4,121 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $54,200,513 and $51,697,168, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	1,100,564	$30,920,303	2,921,568	$71,286,795
Issued in reinvestment of distributions	145,487	4,040,187	40,885	941,572
Redeemed	(1,046,987)	(29,338,001)	(2,031,710)	(49,907,476)
	199,064	5,622,489	930,743	22,320,891
I Class/Shares Authorized	20,000,000		20,000,000
Sold	220,288	6,196,297	601,139	15,331,397
Issued in reinvestment of distributions	14,999	416,960	3,759	86,690
Redeemed	(90,275)	(2,567,159)	(139,002)	(3,439,848)
	145,012	4,046,098	465,896	11,978,239
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	91,066	2,579,530	14,067	369,745
Issued in reinvestment of distributions	1,041	28,973	—	—
Redeemed	(2,253)	(63,586)	(39)	(1,033)
	89,854	2,544,917	14,028	368,712
A Class/Shares Authorized	120,000,000		120,000,000
Sold	162,117	4,563,950	204,275	4,893,975
Issued in reinvestment of distributions	43,386	1,203,083	37,477	861,602
Redeemed	(257,681)	(7,161,631)	(2,823,750)	(68,426,795)
	(52,178)	(1,394,598)	(2,581,998)	(62,671,218)
C Class/Shares Authorized	40,000,000		40,000,000
Sold	20,392	565,543	43,933	1,031,559
Issued in reinvestment of distributions	12,705	346,977	1,095	24,880
Redeemed	(117,735)	(3,266,276)	(248,865)	(5,945,415)
	(84,638)	(2,353,756)	(203,837)	(4,888,976)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	10,868	303,708	28,422	684,583
Issued in reinvestment of distributions	3,496	96,581	1,096	25,123
Redeemed	(19,969)	(566,578)	(74,353)	(1,757,462)
	(5,605)	(166,289)	(44,835)	(1,047,756)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,384	66,438	209	5,000
Issued in reinvestment of distributions	20	570	—	—
Redeemed	(24)	(660)	—	—
	2,380	66,348	209	5,000
Net increase (decrease)	293,889	$8,365,209	(1,419,794)	$(33,935,108)

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$238,356,297	—	—
Temporary Cash Investments	1,850	$2,510,835	—
	$238,358,147	$2,510,835	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,099,570
Gross tax appreciation of investments	$70,703,612
Gross tax depreciation of investments	(2,934,200)
Net tax appreciation (depreciation) of investments	$67,769,412

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$27.22	0.12	1.15	1.27	(0.20)	(0.61)	(0.81)	$27.68	4.68%	0.99%(4)	0.84%(4)	21%	$143,111
2017	$21.75	0.23	5.51	5.74	(0.27)	—	(0.27)	$27.22	26.61%	1.00%	0.95%	18%	$135,315
2016	$21.77	0.25	(0.04)	0.21	(0.23)	—	(0.23)	$21.75	0.99%	0.99%	1.18%	71%	$87,865
2015	$21.31	0.26	0.46	0.72	(0.26)	—	(0.26)	$21.77	3.51%	0.99%	1.23%	33%	$95,072
2014	$18.41	0.24	2.88	3.12	(0.22)	—	(0.22)	$21.31	17.06%	1.00%	1.19%	41%	$77,015
2013	$14.82	0.23	3.55	3.78	(0.19)	—	(0.19)	$18.41	25.83%	1.01%	1.44%	36%	$68,416
I Class
2018(3)	$27.30	0.15	1.16	1.31	(0.26)	(0.61)	(0.87)	$27.74	4.80%	0.79%(4)	1.04%(4)	21%	$24,113
2017	$21.81	0.27	5.53	5.80	(0.31)	—	(0.31)	$27.30	26.88%	0.80%	1.15%	18%	$19,776
2016	$21.84	0.29	(0.05)	0.24	(0.27)	—	(0.27)	$21.81	1.19%	0.79%	1.38%	71%	$5,637
2015	$21.37	0.31	0.47	0.78	(0.31)	—	(0.31)	$21.84	3.66%	0.79%	1.43%	33%	$14,077
2014	$18.47	0.28	2.88	3.16	(0.26)	—	(0.26)	$21.37	17.29%	0.80%	1.39%	41%	$10,731
2013	$14.85	0.27	3.55	3.82	(0.20)	—	(0.20)	$18.47	26.06%	0.81%	1.64%	36%	$10,451
Y Class
2018(3)	$27.33	0.15	1.18	1.33	(0.28)	(0.61)	(0.89)	$27.77	4.85%	0.64%(4)	1.19%(4)	21%	$2,884
2017(5)	$23.89	0.16	3.28	3.44	—	—	—	$27.33	14.40%	0.65%(4)	1.10%(4)	18%(6)	$383

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$27.13	0.08	1.15	1.23	(0.13)	(0.61)	(0.74)	$27.62	4.54%	1.24%(4)	0.59%(4)	21%	$50,886
2017	$21.67	0.17	5.50	5.67	(0.21)	—	(0.21)	$27.13	26.34%	1.25%	0.70%	18%	$51,396
2016	$21.69	0.20	(0.05)	0.15	(0.17)	—	(0.17)	$21.67	0.74%	1.24%	0.93%	71%	$97,012
2015	$21.23	0.21	0.46	0.67	(0.21)	—	(0.21)	$21.69	3.21%	1.24%	0.98%	33%	$122,492
2014	$18.35	0.19	2.86	3.05	(0.17)	—	(0.17)	$21.23	16.76%	1.25%	0.94%	41%	$116,462
2013	$14.80	0.20	3.53	3.73	(0.18)	—	(0.18)	$18.35	25.51%	1.26%	1.19%	36%	$119,358
C Class
2018(3)	$26.63	(0.02)	1.13	1.11	—	(0.61)	(0.61)	$27.13	4.16%	1.99%(4)	(0.16)%(4)	21%	$15,943
2017	$21.27	(0.01)	5.41	5.40	(0.04)	—	(0.04)	$26.63	25.40%	2.00%	(0.05)%	18%	$17,904
2016	$21.29	0.04	(0.04)	—(7)	(0.02)	—	(0.02)	$21.27	(0.02)%	1.99%	0.18%	71%	$18,640
2015	$20.84	0.05	0.45	0.50	(0.05)	—	(0.05)	$21.29	2.42%	1.99%	0.23%	33%	$21,036
2014	$18.01	0.04	2.82	2.86	(0.03)	—	(0.03)	$20.84	15.90%	2.00%	0.19%	41%	$16,777
2013	$14.61	0.07	3.48	3.55	(0.15)	—	(0.15)	$18.01	24.54%	2.01%	0.44%	36%	$16,679
R Class
2018(3)	$26.98	0.05	1.14	1.19	(0.06)	(0.61)	(0.67)	$27.50	4.41%	1.49%(4)	0.34%(4)	21%	$3,832
2017	$21.55	0.11	5.47	5.58	(0.15)	—	(0.15)	$26.98	26.03%	1.50%	0.45%	18%	$3,910
2016	$21.58	0.14	(0.05)	0.09	(0.12)	—	(0.12)	$21.55	0.44%	1.49%	0.68%	71%	$4,090
2015	$21.11	0.16	0.47	0.63	(0.16)	—	(0.16)	$21.58	3.01%	1.49%	0.73%	33%	$5,680
2014	$18.25	0.14	2.84	2.98	(0.12)	—	(0.12)	$21.11	16.45%	1.50%	0.69%	41%	$5,294
2013	$14.74	0.15	3.53	3.68	(0.17)	—	(0.17)	$18.25	25.25%	1.51%	0.94%	36%	$5,000

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$27.30	0.14	1.16	1.30	(0.24)	(0.61)	(0.85)	$27.75	4.78%	0.79%(4)	1.04%(4)	21%	$72
2017(5)	$23.89	0.15	3.26	3.41	—	—	—	$27.30	14.27%	0.80%(4)	1.07%(4)	18%(6)	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 1806

Semiannual Report

April 30, 2018

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2018
Top Ten Holdings	% of net assets
Apple, Inc.	8.4%
Amazon.com, Inc.	6.5%
Alphabet, Inc.*	6.0%
Facebook, Inc., Class A	4.4%
Visa, Inc., Class A	4.2%
MasterCard, Inc., Class A	4.0%
UnitedHealth Group, Inc.	3.8%
Intuitive Surgical, Inc.	3.3%
Boeing Co. (The)	2.8%
Microsoft Corp.	2.3%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	12.2%
IT Services	10.2%
Internet and Direct Marketing Retail	8.6%
Technology Hardware, Storage and Peripherals	8.4%
Software	6.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,077.10	$5.00	0.97%
I Class	$1,000	$1,078.10	$3.97	0.77%
Y Class	$1,000	$1,079.10	$3.20	0.62%
A Class	$1,000	$1,075.80	$6.28	1.22%
C Class	$1,000	$1,071.60	$10.12	1.97%
R Class	$1,000	$1,074.30	$7.56	1.47%
R5 Class	$1,000	$1,078.20	$3.97	0.77%
R6 Class	$1,000	$1,078.80	$3.20	0.62%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.98	$3.86	0.77%
Y Class	$1,000	$1,021.72	$3.11	0.62%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.72	$3.11	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.9%
Boeing Co. (The)	927,000	$309,210,120
United Technologies Corp.	962,000	115,584,300
		424,794,420
Automobiles — 1.4%
Tesla, Inc.(1)	529,000	155,473,100
Banks — 2.6%
JPMorgan Chase & Co.	1,675,000	182,206,500
U.S. Bancorp	1,956,000	98,680,200
		280,886,700
Beverages — 1.6%
Constellation Brands, Inc., Class A	753,000	175,546,890
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc.(1)	386,000	36,488,580
Bluebird Bio, Inc.(1)	173,000	29,435,950
Celgene Corp.(1)	2,161,000	188,223,100
Gilead Sciences, Inc.	1,322,000	95,488,060
Ionis Pharmaceuticals, Inc.(1)	1,039,000	44,708,170
Regeneron Pharmaceuticals, Inc.(1)	559,000	169,757,120
Sage Therapeutics, Inc.(1)	246,000	35,404,320
		599,505,300
Capital Markets — 0.4%
MSCI, Inc.	256,000	38,356,480
Chemicals — 2.0%
Ecolab, Inc.	890,072	128,855,723
PPG Industries, Inc.	848,000	89,786,240
		218,641,963
Electrical Equipment — 0.9%
Acuity Brands, Inc.	789,000	94,498,530
Electronic Equipment, Instruments and Components — 1.7%
Cognex Corp.	785,000	36,306,250
Keyence Corp.	72,000	43,952,271
Yaskawa Electric Corp.	2,454,000	100,151,684
		180,410,205
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	996,000	196,371,360
Health Care Equipment and Supplies — 5.4%
ABIOMED, Inc.(1)	191,000	57,481,450
Edwards Lifesciences Corp.(1)	536,000	68,264,960
IDEXX Laboratories, Inc.(1)	582,000	113,193,180
Intuitive Surgical, Inc.(1)	805,592	355,088,842
		594,028,432

6

	Shares	Value
Health Care Providers and Services — 3.8%
UnitedHealth Group, Inc.	1,732,000	$409,444,800
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	13,000	5,503,290
Starbucks Corp.	3,502,000	201,610,140
		207,113,430
Insurance — 0.8%
MetLife, Inc.	1,905,000	90,811,350
Internet and Direct Marketing Retail — 8.6%
Amazon.com, Inc.(1)	454,000	711,023,020
Netflix, Inc.(1)	714,000	223,096,440
		934,119,460
Internet Software and Services — 12.2%
Alphabet, Inc., Class A(1)	294,058	299,521,598
Alphabet, Inc., Class C(1)	350,000	356,065,500
Baidu, Inc. ADR(1)	317,000	79,535,300
Facebook, Inc., Class A(1)	2,764,000	475,408,000
Tencent Holdings Ltd.	2,546,000	124,999,628
		1,335,530,026
IT Services — 10.2%
MasterCard, Inc., Class A	2,434,963	434,080,854
PayPal Holdings, Inc.(1)	2,496,000	186,226,560
Square, Inc., Class A(1)	712,000	33,706,080
Visa, Inc., Class A	3,606,000	457,529,280
		1,111,542,774
Machinery — 4.2%
Cummins, Inc.	685,000	109,504,100
Donaldson Co., Inc.	717,000	31,734,420
Nordson Corp.	346,000	44,495,600
WABCO Holdings, Inc.(1)	885,000	114,156,150
Wabtec Corp.	1,765,000	156,749,650
		456,639,920
Media — 2.6%
Time Warner, Inc.	415,000	39,342,000
Walt Disney Co. (The)	2,408,000	241,594,640
		280,936,640
Oil, Gas and Consumable Fuels — 1.8%
Concho Resources, Inc.(1)	441,000	69,329,610
EOG Resources, Inc.	1,071,002	126,560,306
		195,889,916
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	1,397,000	206,881,730
Pharmaceuticals — 0.1%
Pfizer, Inc.	361,000	13,216,210
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	957,000	112,380,510

7

	Shares/ Principal Amount	Value
Semiconductors and Semiconductor Equipment — 2.4%
ams AG	631,000	$52,081,075
Analog Devices, Inc.	640,000	55,904,000
Maxim Integrated Products, Inc.	1,695,000	92,377,500
Xilinx, Inc.	993,000	63,790,320
		264,152,895
Software — 6.0%
Adobe Systems, Inc.(1)	209,000	46,314,400
Microsoft Corp.	2,652,000	248,015,040
salesforce.com, Inc.(1)	1,733,000	209,675,670
Splunk, Inc.(1)	534,000	54,815,100
Tableau Software, Inc., Class A(1)	1,093,000	92,959,650
		651,779,860
Specialty Retail — 4.4%
O'Reilly Automotive, Inc.(1)	495,000	126,754,650
Ross Stores, Inc.	1,375,000	111,168,750
TJX Cos., Inc. (The)	2,915,000	247,337,750
		485,261,150
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	5,513,983	911,240,831
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	2,418,000	165,367,020
Tobacco — 0.3%
Philip Morris International, Inc.	401,000	32,882,000
TOTAL COMMON STOCKS (Cost $4,326,275,825)		10,823,703,902
TEMPORARY CASH INVESTMENTS — 0.6%
Federal Home Loan Bank Discount Notes, 1.61%, 5/1/18(2)	$40,000,000	40,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $15,566,187), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $15,238,733)		15,238,115
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.625%, 3/31/25, valued at $12,961,525), at 0.74%, dated 4/30/18, due 5/1/18 (Delivery value $12,703,261)		12,703,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,214	10,214
TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,951,329)		67,951,329
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,394,227,154)		10,891,655,231
OTHER ASSETS AND LIABILITIES — 0.1%		13,227,899
TOTAL NET ASSETS — 100.0%		$10,904,883,130

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,419,750	USD	1,511,321	Credit Suisse AG	6/29/18	$(71,453)
CHF	1,344,030	USD	1,415,499	Credit Suisse AG	6/29/18	(52,423)
CHF	1,251,273	USD	1,307,983	Credit Suisse AG	6/29/18	(38,980)
CHF	1,325,100	USD	1,362,249	Credit Suisse AG	6/29/18	(18,372)
CHF	1,703,700	USD	1,742,183	Credit Suisse AG	6/29/18	(14,342)
USD	23,287,222	CHF	22,025,055	Credit Suisse AG	6/29/18	950,071
USD	1,563,250	CHF	1,487,898	Credit Suisse AG	6/29/18	54,268
JPY	365,053,500	USD	3,427,848	Credit Suisse AG	6/29/18	(75,099)
USD	54,721,978	JPY	5,777,929,500	Credit Suisse AG	6/29/18	1,655,932
USD	3,265,645	JPY	350,469,000	Credit Suisse AG	6/29/18	46,844
						$2,436,446

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,394,227,154)	$10,891,655,231
Receivable for investments sold	19,940,204
Receivable for capital shares sold	7,802,996
Unrealized appreciation on forward foreign currency exchange contracts	2,707,115
Dividends and interest receivable	1,313,031
10,923,418,577

Liabilities
Payable for investments purchased	4,178,782
Payable for capital shares redeemed	5,528,825
Unrealized depreciation on forward foreign currency exchange contracts	270,669
Accrued management fees	8,528,042
Distribution and service fees payable	29,129
18,535,447

Net Assets	$10,904,883,130

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,086,449,892
Accumulated net investment loss	(4,401,671)
Undistributed net realized gain	322,980,317
Net unrealized appreciation	6,499,854,592
$10,904,883,130

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$10,122,444,445	223,329,578	$45.33
I Class, $0.01 Par Value	$349,926,226	7,470,755	$46.84
Y Class, $0.01 Par Value	$6,330	135	$46.89
A Class, $0.01 Par Value	$89,230,792	2,055,267	$43.42*
C Class, $0.01 Par Value	$7,431,849	200,906	$36.99
R Class, $0.01 Par Value	$11,877,638	280,606	$42.33
R5 Class, $0.01 Par Value	$6,280	134	$46.87
R6 Class, $0.01 Par Value	$323,959,570	6,917,214	$46.83
*Maximum offering price $46.07 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $49,292)	$47,932,839
Interest	683,152
48,615,991

Expenses:
Management fees	51,302,638
Distribution and service fees:
A Class	109,759
C Class	32,911
R Class	29,767
Directors' fees and expenses	97,786
Other expenses	949
51,573,810

Net investment income (loss)	(2,957,819)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	342,785,242
Forward foreign currency exchange contract transactions	(2,399,741)
Foreign currency translation transactions	(51,345)
340,334,156

Change in net unrealized appreciation (depreciation) on:
Investments	451,250,935
Forward foreign currency exchange contracts	997,155
Translation of assets and liabilities in foreign currencies	5,544
452,253,634

Net realized and unrealized gain (loss)	792,587,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$789,629,971

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017
Operations
Net investment income (loss)	$(2,957,819)	$15,808,978
Net realized gain (loss)	340,334,156	582,096,526
Change in net unrealized appreciation (depreciation)	452,253,634	1,808,238,789
Net increase (decrease) in net assets resulting from operations	789,629,971	2,406,144,293

Distributions to Shareholders
From net investment income:
Investor Class	(15,311,265)	(22,033,975)
I Class	(1,163,957)	(936,176)
Y Class	(24)	—
A Class	—	(16,542)
R5 Class	(18)	—
R6 Class	(1,241,214)	(510,662)
From net realized gains:
Investor Class	(543,839,967)	(343,677,139)
I Class	(17,936,797)	(8,476,528)
Y Class	(322)	—
A Class	(4,976,796)	(2,668,802)
C Class	(413,008)	(170,965)
R Class	(690,819)	(428,166)
R5 Class	(322)	—
R6 Class	(13,424,982)	(3,517,159)
Decrease in net assets from distributions	(598,999,491)	(382,436,114)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	465,936,935	81,023,969

Net increase (decrease) in net assets	656,567,415	2,104,732,148

Net Assets
Beginning of period	10,248,315,715	8,143,583,567
End of period	$10,904,883,130	$10,248,315,715

Undistributed (accumulated) net investment income (loss)	$(4,401,671)	$16,272,626

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class and R5 Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2018 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

15

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $620,552 and $16,946,912, respectively. The effect of interfund transactions on the Statement of Operations was $9,345,164 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 were $800,528,889 and $892,597,473, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Year ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,350,000,000		3,350,000,000
Sold	5,297,877	$240,653,299	6,991,026	$277,438,803
Issued in reinvestment of distributions	12,316,238	540,067,053	9,969,734	353,028,282
Redeemed	(9,440,247)	(428,541,576)	(19,202,525)	(747,743,609)
	8,173,868	352,178,776	(2,241,765)	(117,276,524)
I Class/Shares Authorized	130,000,000		130,000,000
Sold	761,772	35,835,583	2,936,370	126,336,971
Issued in reinvestment of distributions	395,008	17,885,944	252,374	9,211,667
Redeemed	(681,445)	(31,986,476)	(1,577,420)	(64,714,752)
	475,335	21,735,051	1,611,324	70,833,886
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	127	5,000
Issued in reinvestment of distributions	8	346	—	—
	8	346	127	5,000
A Class/Shares Authorized	70,000,000		70,000,000
Sold	274,362	11,949,933	874,768	33,597,337
Issued in reinvestment of distributions	111,166	4,673,419	73,609	2,507,131
Redeemed	(272,726)	(11,907,998)	(713,427)	(26,741,197)
	112,802	4,715,354	234,950	9,363,271
C Class/Shares Authorized	20,000,000		20,000,000
Sold	64,393	2,398,061	66,568	2,234,855
Issued in reinvestment of distributions	10,834	389,063	5,087	150,568
Redeemed	(19,327)	(711,199)	(36,228)	(1,157,734)
	55,900	2,075,925	35,427	1,227,689
R Class/Shares Authorized	40,000,000		40,000,000
Sold	49,733	2,117,395	95,802	3,601,379
Issued in reinvestment of distributions	15,447	633,645	11,791	393,362
Redeemed	(55,760)	(2,382,374)	(104,730)	(3,972,590)
	9,420	368,666	2,863	22,151
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	127	5,000
Issued in reinvestment of distributions	7	340	—	—
	7	340	127	5,000
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,011,681	92,737,928	3,210,642	133,551,173
Issued in reinvestment of distributions	324,115	14,666,196	110,442	4,027,821
Redeemed	(483,098)	(22,541,647)	(511,606)	(20,735,498)
	1,852,698	84,862,477	2,809,478	116,843,496
Net increase (decrease)	10,680,038	$465,936,935	2,452,531	$81,023,969

(1)	April 10, 2017 (commencement of sale) through October 31, 2017 for the Y Class and R5 Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,502,519,244	$321,184,658	—
Temporary Cash Investments	10,214	67,941,115	—
	$10,502,529,458	$389,125,773	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,707,115	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$270,669	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $97,363,901.

18

The value of foreign currency risk derivative instruments as of April 30, 2018, is disclosed on the Statement of Assets and Liabilities as an asset of $2,707,115 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $270,669 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2018, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(2,399,741) in net realized gain (loss) on forward foreign currency exchange contract transactions and $997,155 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,414,045,025
Gross tax appreciation of investments	$6,524,360,039
Gross tax depreciation of investments	(46,749,833)
Net tax appreciation (depreciation) of investments	$6,477,610,206

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$44.59	(0.02)	3.37	3.35	(0.07)	(2.54)	(2.61)	$45.33	7.71%	0.97%(4)	0.97%(4)	(0.06)%(4)	(0.06)%(4)	8%	$10,122,444
2017	$35.83	0.07	10.39	10.46	(0.10)	(1.60)	(1.70)	$44.59	30.42%	0.98%	0.98%	0.17%	0.17%	16%	$9,593,102
2016	$37.81	0.06	(0.14)	(0.08)	(0.08)	(1.82)	(1.90)	$35.83	(0.06)%	0.98%	0.98%	0.19%	0.19%	18%	$7,790,085
2015	$37.20	0.08	3.18	3.26	(0.12)	(2.53)	(2.65)	$37.81	9.72%	0.98%	0.98%	0.22%	0.22%	16%	$8,273,589
2014	$33.56	0.10	4.96	5.06	(0.10)	(1.32)	(1.42)	$37.20	15.66%	1.00%	1.01%	0.29%	0.28%	16%	$7,981,781
2013	$25.68	0.15	7.86	8.01	(0.13)	—	(0.13)	$33.56	31.34%	0.99%	0.99%	0.52%	0.52%	26%	$7,338,222
I Class
2018(3)	$46.04	0.03	3.47	3.50	(0.16)	(2.54)	(2.70)	$46.84	7.81%	0.77%(4)	0.77%(4)	0.14%(4)	0.14%(4)	8%	$349,926
2017	$36.95	0.14	10.73	10.87	(0.18)	(1.60)	(1.78)	$46.04	30.66%	0.78%	0.78%	0.37%	0.37%	16%	$322,059
2016	$38.93	0.14	(0.14)	—	(0.16)	(1.82)	(1.98)	$36.95	0.14%	0.78%	0.78%	0.39%	0.39%	18%	$198,930
2015	$38.22	0.16	3.27	3.43	(0.19)	(2.53)	(2.72)	$38.93	9.96%	0.78%	0.78%	0.42%	0.42%	16%	$205,574
2014	$34.44	0.17	5.10	5.27	(0.17)	(1.32)	(1.49)	$38.22	15.90%	0.80%	0.81%	0.49%	0.48%	16%	$214,464
2013	$26.32	0.17	8.10	8.27	(0.15)	—	(0.15)	$34.44	31.56%	0.79%	0.79%	0.72%	0.72%	26%	$202,118
Y Class
2018(3)	$46.07	0.06	3.49	3.55	(0.19)	(2.54)	(2.73)	$46.89	7.91%	0.62%(4)	0.62%(4)	0.29%(4)	0.29%(4)	8%	$6
2017(5)	$39.40	0.10	6.57	6.67	—	—	—	$46.07	16.93%	0.63%(4)	0.63%(4)	0.43%(4)	0.43%(4)	16%(6)	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(3)	$42.80	(0.07)	3.23	3.16	—	(2.54)	(2.54)	$43.42	7.58%	1.22%(4)	1.22%(4)	(0.31)%(4)	(0.31)%(4)	8%	$89,231
2017	$34.45	(0.04)	10.00	9.96	(0.01)	(1.60)	(1.61)	$42.80	30.10%	1.23%	1.23%	(0.08)%	(0.08)%	16%	$83,130
2016	$36.43	(0.02)	(0.14)	(0.16)	—	(1.82)	(1.82)	$34.45	(0.31)%	1.23%	1.23%	(0.06)%	(0.06)%	18%	$58,829
2015	$35.94	(0.01)	3.06	3.05	(0.03)	(2.53)	(2.56)	$36.43	9.46%	1.23%	1.23%	(0.03)%	(0.03)%	16%	$72,004
2014	$32.46	0.01	4.81	4.82	(0.02)	(1.32)	(1.34)	$35.94	15.35%	1.25%	1.26%	0.04%	0.03%	16%	$71,650
2013	$24.89	0.08	7.60	7.68	(0.11)	—	(0.11)	$32.46	30.99%	1.24%	1.24%	0.27%	0.27%	26%	$71,063
C Class
2018(3)	$36.96	(0.20)	2.77	2.57	—	(2.54)	(2.54)	$36.99	7.16%	1.97%(4)	1.97%(4)	(1.06)%(4)	(1.06)%(4)	8%	$7,432
2017	$30.17	(0.28)	8.67	8.39	—	(1.60)	(1.60)	$36.96	29.12%	1.98%	1.98%	(0.83)%	(0.83)%	16%	$5,359
2016	$32.36	(0.25)	(0.12)	(0.37)	—	(1.82)	(1.82)	$30.17	(1.03)%	1.98%	1.98%	(0.81)%	(0.81)%	18%	$3,306
2015	$32.41	(0.25)	2.73	2.48	—	(2.53)	(2.53)	$32.36	8.63%	1.98%	1.98%	(0.78)%	(0.78)%	16%	$2,968
2014	$29.60	(0.22)	4.35	4.13	—	(1.32)	(1.32)	$32.41	14.51%	2.00%	2.01%	(0.71)%	(0.72)%	16%	$2,482
2013	$22.83	(0.13)	6.96	6.83	(0.06)	—	(0.06)	$29.60	29.98%	1.99%	1.99%	(0.48)%	(0.48)%	26%	$2,077
R Class
2018(3)	$41.84	(0.12)	3.15	3.03	—	(2.54)	(2.54)	$42.33	7.43%	1.47%(4)	1.47%(4)	(0.56)%(4)	(0.56)%(4)	8%	$11,878
2017	$33.79	(0.12)	9.77	9.65	—	(1.60)	(1.60)	$41.84	29.75%	1.48%	1.48%	(0.33)%	(0.33)%	16%	$11,345
2016	$35.85	(0.10)	(0.14)	(0.24)	—	(1.82)	(1.82)	$33.79	(0.55)%	1.48%	1.48%	(0.31)%	(0.31)%	18%	$9,066
2015	$35.46	(0.10)	3.02	2.92	—	(2.53)	(2.53)	$35.85	9.19%	1.48%	1.48%	(0.28)%	(0.28)%	16%	$9,637
2014	$32.10	(0.08)	4.76	4.68	—	(1.32)	(1.32)	$35.46	15.08%	1.50%	1.51%	(0.21)%	(0.22)%	16%	$7,983
2013	$24.66	0.01	7.53	7.54	(0.10)	—	(0.10)	$32.10	30.66%	1.49%	1.49%	0.02%	0.02%	26%	$6,556

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$46.04	0.02	3.49	3.51	(0.14)	(2.54)	(2.68)	$46.87	7.82%	0.77%(4)	0.77%(4)	0.14%(4)	0.14%(4)	8%	$6
2017(5)	$39.41	0.07	6.56	6.63	—	—	—	$46.04	16.82%	0.78%(4)	0.78%(4)	0.28%(4)	0.28%(4)	16%(6)	$6
R6 Class
2018(3)	$46.07	0.06	3.47	3.53	(0.23)	(2.54)	(2.77)	$46.83	7.88%	0.62%(4)	0.62%(4)	0.29%(4)	0.29%(4)	8%	$323,960
2017	$36.97	0.18	10.75	10.93	(0.23)	(1.60)	(1.83)	$46.07	30.86%	0.63%	0.63%	0.52%	0.52%	16%	$233,309
2016	$38.95	0.17	(0.12)	0.05	(0.21)	(1.82)	(2.03)	$36.97	0.29%	0.63%	0.63%	0.54%	0.54%	18%	$83,367
2015	$38.25	0.20	3.28	3.48	(0.25)	(2.53)	(2.78)	$38.95	10.12%	0.63%	0.63%	0.57%	0.57%	16%	$36,951
2014	$34.46	0.05	5.28	5.33	(0.22)	(1.32)	(1.54)	$38.25	16.06%	0.65%	0.66%	0.64%	0.63%	16%	$23,684
2013(7)	$31.57	0.05	2.84	2.89	—	—	—	$34.46	9.15%	0.63%(4)	0.64%(4)	0.61%(4)	0.60%(4)	26%(8)	$27

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 1806

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018